Big Data Refiners ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Communications Equipment - 2.6%
NetScout Systems, Inc.*	1,678	47,722

Diversified Consumer Services - 0.9%
2U, Inc.*	1,798	16,110

Electronic Equipment, Instruments & Components - 4.5%
Zebra Technologies Corp., Class A*	277	83,169

Hotels, Restaurants & Leisure - 0.7%
Genius Sports Ltd.*	2,492	12,061

IT Services - 9.7%
MongoDB, Inc.*	475	99,522
Snowflake, Inc., Class A*	508	78,425
		177,947
Software - 81.4%
Alteryx, Inc., Class A*	1,413	92,283
AvePoint, Inc.*	2,514	12,570
Braze, Inc., Class A*(a)	938	28,797
CommVault Systems, Inc.*	1,056	62,177
Confluent, Inc., Class A*	3,362	81,999
Datadog, Inc., Class A*	1,018	77,897
Domo, Inc., Class B*	720	11,067
Dynatrace, Inc.*	1,947	82,806
Elastic NV*	1,357	80,090
Enghouse Systems Ltd.	1,035	32,616
Five9, Inc.*	1,117	73,722
Informatica, Inc., Class A*	2,684	46,299
InterDigital, Inc.	706	51,531
LivePerson, Inc.*	1,696	17,164
MicroStrategy, Inc., Class A*(a)	226	59,273
New Relic, Inc.*	1,327	96,831
Nice Ltd., ADR*	379	78,608
Nutanix, Inc., Class A*	2,491	70,371
Palantir Technologies, Inc., Class A*	9,927	77,828
PowerSchool Holdings, Inc., Class A*	1,320	30,294
Splunk, Inc.*	858	87,945
Sumo Logic, Inc.*	2,191	26,007
Teradata Corp.*	2,186	89,101
Tyler Technologies, Inc.*	222	71,318
Verint Systems, Inc.*	1,541	57,603
		1,496,197
TOTAL COMMON STOCKS (Cost $2,559,028)		1,833,206

SECURITIES LENDING REINVESTMENTS(b) - 3.4%

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $62,162)	62,162	62,162

Total Investments - 103.2% (Cost $2,621,190)		1,895,368
Liabilities in excess of other assets - (3.2%)		(58,057)
Net Assets - 100.0%		1,837,311

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $61,682, collateralized in the form of cash with a value of $62,162 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $62,162.

Big Data Refiners ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	93.1%
Israel	4.3%
Canada	1.8%
United Kingdom	0.6%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Bitcoin Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.9%

U.S. TREASURY OBLIGATIONS - 50.9%
U.S. Treasury Bills
4.73%, 5/18/2023(a) (Cost $395,944,000)	400,000,000	395,963,500

Total Investments - 50.9% (Cost $395,944,000)		395,963,500
Other assets less liabilities - 49.1%		381,764,626
Net Assets - 100.0%		777,728,126

(a)	The rate shown was the current yield as of February 28, 2023.

Futures Contracts Purchased

Bitcoin Strategy ETF had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
CME Bitcoin Futures	4,437	3/31/2023	USD	$519,350,850	$(14,583,164)
CME Bitcoin Futures	2,148	4/28/2023	USD	253,034,400	(10,268,220)
					$(24,851,384)

Abbreviations
USD	U.S. Dollar

See accompanying notes to the financial statements.

Decline of the Retail Store ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.0%

REPURCHASE AGREEMENTS(a) - 83.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $9,535,595
(Cost $9,534,412)	9,534,412	9,534,412

Total Investments - 83.0% (Cost $9,534,412)		9,534,412
Other assets less liabilities - 17.0%		1,957,158
Net Assets - 100.0%		11,491,570

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,648,507)	11/6/2023	BNP Paribas SA	(4.52)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,491,344)
(198,955)	3/7/2023	Goldman Sachs International	(3.57)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(10,178)
(274,978)	3/7/2023	Societe Generale	(3.82)%	Solactive-ProShares Bricks and Mortar Retail Store Index	42,418
(1,355,482)	3/6/2024	UBS AG	(4.32)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(520,625)
(11,477,922)					(1,979,729)
				Total Unrealized Appreciation	42,418
				Total Unrealized Depreciation	(2,022,147)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.8%

Construction & Engineering - 6.7%
Ferrovial SA	64,813	1,800,194
Vinci SA	70,267	8,014,821
		9,815,015
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA(a)	74,136	2,788,389
China Tower Corp. Ltd., Class H(a)	6,061,376	656,378
Helios Towers plc*	58,136	77,132
Infrastrutture Wireless Italiane SpA(a)	46,175	508,905
RAI Way SpA(a)	11,939	68,127
Vantage Towers AG	11,997	431,434
		4,530,365
Electric Utilities - 11.7%
Edison International	34,627	2,292,654
Elia Group SA/NV	4,711	621,857
Eversource Energy	31,585	2,380,246
Exelon Corp.	90,559	3,657,678
Fortis, Inc.	62,190	2,461,165
Hydro One Ltd.(a)	41,232	1,070,007
PG&E Corp.*	146,026	2,280,926
Red Electrica Corp. SA	56,247	934,626
Terna - Rete Elettrica Nazionale	182,747	1,377,782
		17,076,941
Equity Real Estate Investment Trusts (REITs) - 11.0%
American Tower Corp.	42,439	8,403,346
Crown Castle, Inc.	39,469	5,160,572
SBA Communications Corp.	9,797	2,540,852
		16,104,770
Gas Utilities - 9.3%
APA Group	153,292	1,106,801
Atmos Energy Corp.	12,681	1,430,544
Beijing Enterprises Holdings Ltd.	63,283	207,197
Brookfield Infrastructure Corp., Class A	12,605	544,640
Chesapeake Utilities Corp.	1,603	205,328
China Gas Holdings Ltd.	388,707	542,746
China Resources Gas Group Ltd.	117,232	494,354
Enagas SA	32,604	584,870
ENN Energy Holdings Ltd.	98,426	1,398,132
Hong Kong & China Gas Co. Ltd.	1,405,825	1,321,756
Italgas SpA	63,157	359,724
Kunlun Energy Co. Ltd.	517,347	413,909
Naturgy Energy Group SA	23,938	659,819
New Jersey Resources Corp.	8,775	447,788
Northwest Natural Holding Co.	3,244	156,815
ONE Gas, Inc.	4,955	397,193
Snam SpA	266,290	1,308,569
Southwest Gas Holdings, Inc.	5,657	356,448
Spire, Inc.	4,761	335,174
Toho Gas Co. Ltd.	13,085	245,737
Tokyo Gas Co. Ltd.	52,522	1,013,755
		13,531,299
Media - 0.3%
Eutelsat Communications SA(b)	21,961	153,654
SES SA, ADR	49,798	335,727
		489,381
Multi-Utilities - 11.4%
ACEA SpA	5,331	79,391
CenterPoint Energy, Inc.	57,082	1,588,021

Consolidated Edison, Inc.	32,348	2,890,294
National Grid plc	506,007	6,378,658
NiSource, Inc.	36,839	1,010,494
NorthWestern Corp.	5,229	302,132
Sempra Energy	28,643	4,295,304
Unitil Corp.	1,500	81,480
		16,625,774
Oil, Gas & Consumable Fuels - 23.6%
Antero Midstream Corp.	30,601	322,535
Cheniere Energy, Inc.	22,680	3,568,471
DT Midstream, Inc.	8,837	443,617
Enbridge, Inc.	264,321	9,916,154
EnLink Midstream LLC	22,527	253,654
Gibson Energy, Inc.	19,021	319,642
Hess Midstream LP, Class A	4,046	110,941
Keyera Corp.	28,946	638,743
Kinder Morgan, Inc.	180,267	3,075,355
Koninklijke Vopak NV	8,623	275,258
New Fortress Energy, Inc.	4,424	145,948
ONEOK, Inc.	40,540	2,653,343
Pembina Pipeline Corp.	72,078	2,366,504
Plains GP Holdings LP, Class A	17,766	247,125
Targa Resources Corp.	20,532	1,521,421
TC Energy Corp.	132,093	5,257,582
Williams Cos., Inc. (The)	111,022	3,341,762
		34,458,055
Transportation Infrastructure - 8.7%
Aena SME SA*(a)	9,577	1,482,972
Aeroports de Paris*	3,604	523,953
Atlas Arteria Ltd.	158,281	728,510
Auckland International Airport Ltd.*	156,915	847,959
Beijing Capital International Airport Co. Ltd., Class H*	220,963	161,583
China Merchants Port Holdings Co. Ltd.	176,857	247,844
COSCO SHIPPING Ports Ltd.	223,374	145,418
Flughafen Zurich AG (Registered)*	2,452	443,877
Fraport AG Frankfurt Airport Services Worldwide*	4,870	264,040
Getlink SE	52,532	884,842
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,379	341,518
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,747	902,310
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,479	709,440
Hutchison Port Holdings Trust	667,254	122,775
Japan Airport Terminal Co. Ltd.*	12,207	598,000
Jiangsu Expressway Co. Ltd., Class H	161,438	154,252
Shenzhen Expressway Corp. Ltd., Class H	80,990	72,742
Transurban Group	401,414	3,830,181
Westshore Terminals Investment Corp.(b)	4,899	89,974
Yuexiu Transport Infrastructure Ltd.	117,790	66,478
		12,618,668
Water Utilities - 5.0%
American States Water Co.	3,406	304,156
American Water Works Co., Inc.	16,565	2,325,395

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Beijing Enterprises Water Group Ltd.	616,497	154,725
California Water Service Group	4,998	286,085
China Water Affairs Group Ltd.	114,283	101,625
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	44,381	441,591
Essential Utilities, Inc.	21,654	926,358
Pennon Group plc	33,899	336,397
Severn Trent plc	32,906	1,088,873
SJW Group	2,480	189,571
United Utilities Group plc	88,586	1,084,737
		7,239,513
TOTAL COMMON STOCKS (Cost $140,387,468)		132,489,781

MASTER LIMITED PARTNERSHIPS - 8.0%

Multi-Utilities - 0.7%
Brookfield Infrastructure Partners LP	29,435	971,650

Oil, Gas & Consumable Fuels - 7.3%
Cheniere Energy Partners LP	3,551	175,561
Crestwood Equity Partners LP	7,046	174,248
DCP Midstream LP	8,474	354,044
Energy Transfer LP	247,139	3,128,780
Enterprise Products Partners LP	134,082	3,423,114
Genesis Energy LP	10,578	122,387
Holly Energy Partners LP	4,279	77,364
Magellan Midstream Partners LP	18,762	997,388
MPLX LP	33,075	1,145,387
NuStar Energy LP	9,017	140,755
Plains All American Pipeline LP	41,229	546,284
Western Midstream Partners LP	17,781	462,484
		10,747,796
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,491,182)		11,719,446

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	81,060	308,109
Hicl Infrastructure plc	263,889	505,966

TOTAL CLOSED END FUNDS (Cost $890,211)		814,075

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $47,970)	47,970	47,970

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(e) - 0.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $604,450
(Cost $604,375)	604,375	604,375

Total Investments - 99.8% (Cost $154,421,206)		145,675,647
Other assets less liabilities - 0.2%		301,892
Net Assets - 100.0%		145,977,539

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $156,474, collateralized in the form of cash with a value of $47,970 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $127,018 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $174,988.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $47,970.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	48.4%
Canada	16.2%
United Kingdom	6.6%
France	6.6%
Spain	5.7%
Australia	3.9%
China	3.3%
Italy	2.5%
Mexico	1.3%
Japan	1.3%
Hong Kong	1.0%
New Zealand	0.6%
Germany	0.5%
Belgium	0.4%
Switzerland	0.3%
Brazil	0.3%
Luxembourg	0.2%
Netherlands	0.2%
Tanzania	0.1%
Other[a]	0.6%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.0%
Howmet Aerospace, Inc.	26,058	1,099,126
Textron, Inc.	14,507	1,052,193
		2,151,319
Banks - 21.1%
Bank of America Corp.	62,018	2,127,217
Citizens Financial Group, Inc.	52,173	2,178,744
Huntington Bancshares, Inc.	145,677	2,231,772
JPMorgan Chase & Co.	15,319	2,195,979
PNC Financial Services Group, Inc. (The)	13,005	2,053,750
Truist Financial Corp.	47,735	2,241,158
US Bancorp	47,100	2,248,083
		15,276,703
Capital Markets - 8.8%
Charles Schwab Corp. (The)	24,671	1,922,364
Raymond James Financial, Inc.	19,224	2,085,035
State Street Corp.	26,481	2,348,335
		6,355,734
Chemicals - 16.7%
Albemarle Corp.	6,314	1,605,713
Celanese Corp.	13,394	1,556,785
Dow, Inc.	27,175	1,554,410
DuPont de Nemours, Inc.	14,964	1,092,821
Eastman Chemical Co.	16,816	1,432,723
LyondellBasell Industries NV, Class A	16,493	1,583,163
Mosaic Co. (The)	31,214	1,660,273
Westlake Corp.	13,354	1,590,995
		12,076,883
Communications Equipment - 3.0%
Arista Networks, Inc.*	5,643	782,684
Cisco Systems, Inc.	14,372	695,893
Motorola Solutions, Inc.	2,657	698,286
		2,176,863
Consumer Finance - 4.9%
American Express Co.	6,952	1,209,579
Capital One Financial Corp.	11,048	1,205,116
Synchrony Financial	31,254	1,116,080
		3,530,775
Containers & Packaging - 3.9%
Avery Dennison Corp.	7,565	1,378,267
International Paper Co.	39,543	1,438,970
		2,817,237
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	37,189	703,244
Verizon Communications, Inc.	17,378	674,440
		1,377,684
Energy Equipment & Services - 2.4%
Schlumberger Ltd.	32,016	1,703,571

Entertainment - 1.5%
Roku, Inc.*	16,823	1,088,280

Industrial Conglomerates - 1.4%
General Electric Co.	12,256	1,038,206

IT Services - 1.7%
FleetCor Technologies, Inc.*	5,593	1,201,321

Machinery - 3.2%
Parker-Hannifin Corp.	3,530	1,242,030
Westinghouse Air Brake Technologies Corp.	10,290	1,073,556
		2,315,586
Media - 3.1%
Charter Communications, Inc., Class A*	2,020	742,572
Comcast Corp., Class A	19,578	727,714
Liberty Broadband Corp., Class C*	8,977	778,037
		2,248,323
Metals & Mining - 2.0%
Freeport-McMoRan, Inc.	36,036	1,476,395

Oil, Gas & Consumable Fuels - 20.1%
APA Corp.	36,668	1,407,318
Devon Energy Corp.	27,828	1,500,486
Hess Corp.	12,070	1,625,829
Marathon Oil Corp.	63,232	1,590,285
Marathon Petroleum Corp.	14,707	1,817,785
ONEOK, Inc.	26,054	1,705,234
Ovintiv, Inc.	33,754	1,443,659
Phillips 66	16,443	1,686,394
Valero Energy Corp.	13,493	1,777,433
		14,554,423
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	4,891	695,402

TOTAL COMMON STOCKS (Cost $73,334,255)		72,084,705

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $42,923
(Cost $42,918)	42,918	42,918

Total Investments - 99.8% (Cost $73,377,173)		72,127,623
Other assets less liabilities - 0.2%		130,167
Net Assets - 100.0%		72,257,790

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 87.5%

Capital Markets - 69.9%
3i Group plc	60,194	1,178,019
Ares Capital Corp.	54,440	1,053,958
AURELIUS Equity Opportunities SE & Co. KGaA	5,211	86,864
Chrysalis Investments Ltd.*	104,921	83,169
FS KKR Capital Corp.	48,324	952,466
Gimv NV	3,704	169,441
Goldman Sachs BDC, Inc.	18,101	289,073
Golub Capital BDC, Inc.	30,700	432,563
Hercules Capital, Inc.	24,306	382,820
IP Group plc	190,909	150,066
Main Street Capital Corp.	12,274	521,522
MidCap Financial Investment Corp.	12,221	154,474
Molten Ventures plc*	24,610	114,916
New Mountain Finance Corp.	16,695	211,359
Oaktree Specialty Lending Corp.	10,432	211,978
Onex Corp.	12,263	655,704
Prospect Capital Corp.	54,700	405,327
Ratos AB, Class B	37,124	116,323
Sixth Street Specialty Lending, Inc.	15,177	288,363
SLR Investment Corp.	8,645	127,600
		7,586,005
Diversified Financial Services - 17.6%
Compass Diversified Holdings	11,714	255,014
Eurazeo SE	6,983	471,221
Kinnevik AB, Class B*	44,462	663,235
Wendel SE	4,608	523,942
		1,913,412
TOTAL COMMON STOCKS (Cost $11,478,937)		9,499,417

CLOSED END FUNDS - 12.0%

Capital Markets - 12.0%
Apax Global Alpha Ltd.(a)	89,382	197,824
HBM Healthcare Investments AG Class A*	1,081	252,503
HgCapital Trust plc	77,978	340,479
Oakley Capital Investments Ltd.	28,187	157,488
Princess Private Equity Holding Ltd.	10,413	106,173
Syncona Ltd.*	123,076	252,560

TOTAL CLOSED END FUNDS (Cost $1,342,504)		1,307,027

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $52,744
(Cost $52,736)	52,736	52,736

Total Investments - 100.0% (Cost $12,874,177)		10,859,180
Other assets less liabilities - 0.0%		2,437
Net Assets - 100.0%		10,861,617

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	48.7%
United Kingdom	16.4%
France	9.2%
Sweden	7.2%
Canada	6.0%
Guernsey	3.6%
China	2.3%
Switzerland	2.3%
Belgium	1.6%
Bermuda	1.4%
Germany	0.8%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 17.7%

Aerospace & Defense - 0.2%
AAR Corp.*	93	5,058
Aerojet Rocketdyne Holdings, Inc.*	219	12,338
AeroVironment, Inc.*	68	5,830
AerSale Corp.*	57	1,132
Archer Aviation, Inc., Class A*	400	1,180
Astra Space, Inc.*	426	243
Astronics Corp.*	70	1,067
Cadre Holdings, Inc.	53	1,138
Ducommun, Inc.*	31	1,668
Kaman Corp.	77	2,002
Kratos Defense & Security Solutions, Inc.*	341	4,314
Maxar Technologies, Inc.	203	10,454
Momentus, Inc.*	155	128
Moog, Inc., Class A	79	7,791
National Presto Industries, Inc.	14	961
Park Aerospace Corp.	54	887
Parsons Corp.*	93	4,188
Redwire Corp.*	54	210
Rocket Lab USA, Inc.*	595	2,677
Terran Orbital Corp.*	113	301
Triumph Group, Inc.*	177	2,234
V2X, Inc.*	33	1,530
Virgin Galactic Holdings, Inc.*	669	3,840
		71,171
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	159	3,328
Atlas Air Worldwide Holdings, Inc.*	77	7,762
Forward Air Corp.	74	7,638
Hub Group, Inc., Class A*	89	8,164
Radiant Logistics, Inc.*	102	579
		27,471
Airlines - 0.1%
Allegiant Travel Co.*	43	4,410
Blade Air Mobility, Inc.*	157	730
Frontier Group Holdings, Inc.*	103	1,211
Hawaiian Holdings, Inc.*	140	1,568
Joby Aviation, Inc.*	711	3,342
SkyWest, Inc.*	138	2,632
Spirit Airlines, Inc.	301	5,514
Sun Country Airlines Holdings, Inc.*	91	1,824
Wheels Up Experience, Inc.*	445	494
		21,725
Auto Components - 0.3%
Adient plc*	262	11,193
American Axle & Manufacturing Holdings, Inc.*	312	2,746
Dana, Inc.	356	5,639
Dorman Products, Inc.*	73	6,791
Fox Factory Holding Corp.*	117	13,747
Gentherm, Inc.*	91	5,779
Goodyear Tire & Rubber Co. (The)*	774	8,793
Holley, Inc.*	142	310
LCI Industries	69	7,784
Luminar Technologies, Inc.*	693	6,202
Modine Manufacturing Co.*	137	3,344
Motorcar Parts of America, Inc.*	52	681
Patrick Industries, Inc.	60	4,371
Solid Power, Inc.*	366	1,237
Standard Motor Products, Inc.	56	2,182
Stoneridge, Inc.*	73	1,738
Visteon Corp.*	77	12,862
XPEL, Inc.*(a)	59	3,942
		99,341
Automobiles - 0.0%(b)
Canoo, Inc.*	463	347
Cenntro Electric Group Ltd.*	508	275
Faraday Future Intelligent Electric, Inc.*	572	304
Fisker, Inc.*	489	3,633
Lordstown Motors Corp.*	486	506
Mullen Automotive, Inc.*	913	212
Winnebago Industries, Inc.	82	5,212
Workhorse Group, Inc.*	421	867
		11,356
Banks - 1.6%
1st Source Corp.	44	2,192
ACNB Corp.	23	852
Amalgamated Financial Corp.	49	1,154
Amerant Bancorp, Inc.	77	2,187
American National Bankshares, Inc.	29	976
Ameris Bancorp	183	8,760
Arrow Financial Corp.	39	1,189
Associated Banc-Corp.	412	9,538
Atlantic Union Bankshares Corp.	207	7,754
Banc of California, Inc.	145	2,545
BancFirst Corp.	54	4,873
Bancorp, Inc. (The)*	151	5,223
Bank First Corp.	21	1,712
Bank of Marin Bancorp	43	1,247
Bank of NT Butterfield & Son Ltd. (The)	137	4,953
BankUnited, Inc.	215	7,615
Bankwell Financial Group, Inc.	16	483
Banner Corp.	94	5,920
Bar Harbor Bankshares	41	1,225
BayCom Corp.	34	698
BCB Bancorp, Inc.	40	694
Berkshire Hills Bancorp, Inc.	120	3,487
Blue Ridge Bankshares, Inc.	47	575
Brookline Bancorp, Inc.	235	3,046
Business First Bancshares, Inc.	65	1,355
Byline Bancorp, Inc.	68	1,676
Cadence Bank	500	13,280
Cambridge Bancorp	19	1,511
Camden National Corp.	40	1,646
Capital Bancorp, Inc.	25	508
Capital City Bank Group, Inc.	37	1,320
Capstar Financial Holdings, Inc.	56	969
Carter Bankshares, Inc.*	66	1,146
Cathay General Bancorp	199	8,541
Central Pacific Financial Corp.	74	1,660
Citizens & Northern Corp.	42	945
City Holding Co.	41	4,026
Civista Bancshares, Inc.	42	896
CNB Financial Corp.	56	1,335
Coastal Financial Corp.*	29	1,338
Colony Bankcorp, Inc.	45	566
Community Bank System, Inc.	147	8,974

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	43	1,838
ConnectOne Bancorp, Inc.	102	2,473
CrossFirst Bankshares, Inc.*	123	1,740
Customers Bancorp, Inc.*	84	2,587
CVB Financial Corp.	368	8,806
Dime Community Bancshares, Inc.	90	2,758
Eagle Bancorp, Inc.	87	3,811
Eastern Bankshares, Inc.	430	6,742
Enterprise Bancorp, Inc.	26	920
Enterprise Financial Services Corp.	97	5,283
Equity Bancshares, Inc., Class A	42	1,262
Esquire Financial Holdings, Inc.	19	874
Farmers & Merchants Bancorp, Inc.	35	906
Farmers National Banc Corp.	96	1,368
FB Financial Corp.	99	3,731
Financial Institutions, Inc.	42	1,048
First Bancorp	97	4,025
First Bancorp	503	7,299
First Bancorp, Inc. (The)	27	791
First Bancshares, Inc. (The)	58	1,816
First Bank	43	586
First Busey Corp.	142	3,428
First Business Financial Services, Inc.	22	779
First Commonwealth Financial Corp.	258	4,131
First Community Bankshares, Inc.	44	1,374
First Financial Bancorp	257	6,332
First Financial Bankshares, Inc.	359	13,168
First Financial Corp.	31	1,362
First Foundation, Inc.	141	2,125
First Guaranty Bancshares, Inc.	17	349
First Internet Bancorp	24	648
First Interstate BancSystem, Inc., Class A	247	8,778
First Merchants Corp.	158	6,465
First Mid Bancshares, Inc.	51	1,580
First of Long Island Corp. (The)	61	1,038
First Western Financial, Inc.*	22	569
Five Star Bancorp	35	956
Flushing Financial Corp.	78	1,518
Fulton Financial Corp.	448	7,706
FVCBankcorp, Inc.*	41	556
German American Bancorp, Inc.	76	2,987
Glacier Bancorp, Inc.	307	14,546
Great Southern Bancorp, Inc.	26	1,513
Guaranty Bancshares, Inc.	22	687
Hancock Whitney Corp.	238	11,691
Hanmi Financial Corp.	84	1,984
HarborOne Bancorp, Inc.	121	1,654
HBT Financial, Inc.	28	636
Heartland Financial USA, Inc.	113	5,587
Heritage Commerce Corp.	162	1,962
Heritage Financial Corp.	95	2,648
Hilltop Holdings, Inc.	138	4,577
Home BancShares, Inc.	519	12,508
HomeStreet, Inc.	50	1,261
HomeTrust Bancshares, Inc.	39	1,142
Hope Bancorp, Inc.	320	4,099
Horizon Bancorp, Inc.	111	1,689
Independent Bank Corp.	126	10,040
Independent Bank Corp.	56	1,235
Independent Bank Group, Inc.	99	5,827
International Bancshares Corp.	148	7,182
John Marshall Bancorp, Inc.	32	852
Lakeland Bancorp, Inc.	172	3,311
Lakeland Financial Corp.	68	4,870
Live Oak Bancshares, Inc.	90	3,110
Macatawa Bank Corp.	72	786
Mercantile Bank Corp.	42	1,453
Metrocity Bankshares, Inc.	52	1,049
Metropolitan Bank Holding Corp.*	28	1,563
Mid Penn Bancorp, Inc.	40	1,224
Midland States Bancorp, Inc.	58	1,510
MidWestOne Financial Group, Inc.	39	1,172
MVB Financial Corp.	28	764
National Bank Holdings Corp., Class A	81	3,280
NBT Bancorp, Inc.	115	4,668
Nicolet Bankshares, Inc.*	34	2,532
Northeast Bank	18	793
Northwest Bancshares, Inc.	335	4,630
OceanFirst Financial Corp.	160	3,795
OFG Bancorp	129	3,924
Old National Bancorp	809	14,295
Old Second Bancorp, Inc.	117	1,940
Origin Bancorp, Inc.	62	2,350
Orrstown Financial Services, Inc.	28	644
Pacific Premier Bancorp, Inc.	259	8,397
Park National Corp.	40	5,111
Parke Bancorp, Inc.	28	571
Pathward Financial, Inc.	79	4,030
PCB Bancorp	32	584
Peapack-Gladstone Financial Corp.	47	1,746
Peoples Bancorp, Inc.	77	2,395
Peoples Financial Services Corp.	19	941
Preferred Bank	37	2,605
Premier Financial Corp.	98	2,432
Primis Financial Corp.	61	714
QCR Holdings, Inc.	44	2,354
RBB Bancorp	40	790
Red River Bancshares, Inc.	12	607
Renasant Corp.	151	5,433
Republic Bancorp, Inc., Class A	24	1,068
Republic First Bancorp, Inc.*	155	310
S&T Bancorp, Inc.	108	4,024
Sandy Spring Bancorp, Inc.	121	3,987
Seacoast Banking Corp. of Florida	199	6,071
ServisFirst Bancshares, Inc.	138	10,205
Shore Bancshares, Inc.	49	836
Sierra Bancorp	38	768
Silvergate Capital Corp., Class A*	86	1,196
Simmons First National Corp., Class A	336	7,469
SmartFinancial, Inc.	43	1,174
South Plains Financial, Inc.	27	710
Southern First Bancshares, Inc.*	21	845
Southside Bancshares, Inc.	84	3,208
SouthState Corp.	207	16,701
Stellar Bancorp, Inc.	124	3,627
Stock Yards Bancorp, Inc.	79	4,624
Summit Financial Group, Inc.	31	790
Texas Capital Bancshares, Inc.*	138	9,140
Third Coast Bancshares, Inc.*	35	646
Tompkins Financial Corp.	38	2,842
Towne Bank	186	5,641
TriCo Bancshares	86	4,344
Triumph Financial, Inc.*	64	3,894

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Trustmark Corp.	169	4,969
UMB Financial Corp.	122	11,061
United Bankshares, Inc.	360	14,677
United Community Banks, Inc.	293	9,701
Unity Bancorp, Inc.	19	502
Univest Financial Corp.	80	2,256
USCB Financial Holdings, Inc.*	30	381
Valley National Bancorp	1,189	13,769
Veritex Holdings, Inc.	145	3,866
Washington Federal, Inc.	179	6,278
Washington Trust Bancorp, Inc.	47	1,974
WesBanco, Inc.	158	5,712
West Bancorp, Inc.	45	948
Westamerica Bancorp	72	3,969
		626,979
Beverages - 0.1%
Celsius Holdings, Inc.*	153	13,893
Coca-Cola Consolidated, Inc.	13	7,239
Duckhorn Portfolio, Inc. (The)*	116	1,769
MGP Ingredients, Inc.	39	3,956
National Beverage Corp.*	65	3,032
Primo Water Corp.	435	6,734
Vintage Wine Estates, Inc.*	89	136
Vita Coco Co., Inc. (The)*	77	1,302
		38,061
Biotechnology - 1.2%
2seventy bio, Inc.*	103	1,389
4D Molecular Therapeutics, Inc.*	83	1,597
Aadi Bioscience, Inc.*	40	431
Absci Corp.*	145	307
ACADIA Pharmaceuticals, Inc.*	332	6,869
Adicet Bio, Inc.*	84	662
ADMA Biologics, Inc.*	513	1,821
Aerovate Therapeutics, Inc.*	25	614
Affimed NV*	402	366
Agenus, Inc.*	840	1,730
Agios Pharmaceuticals, Inc.*	151	3,822
Akero Therapeutics, Inc.*	96	4,369
Alector, Inc.*	172	1,469
Alkermes plc*	450	12,033
Allogene Therapeutics, Inc.*	220	1,397
Allovir, Inc.*	86	580
Alpine Immune Sciences, Inc.*	62	494
ALX Oncology Holdings, Inc.*	59	391
Amicus Therapeutics, Inc.*	761	10,038
AnaptysBio, Inc.*	56	1,394
Anavex Life Sciences Corp.*	191	1,818
Anika Therapeutics, Inc.*	40	1,268
Apellis Pharmaceuticals, Inc.*	259	16,959
Arbutus Biopharma Corp.*	313	870
Arcellx, Inc.*	82	2,297
Arcturus Therapeutics Holdings, Inc.*	64	1,040
Arcus Biosciences, Inc.*	142	2,586
Arcutis Biotherapeutics, Inc.*	114	1,845
Arrowhead Pharmaceuticals, Inc.*	284	9,173
Atara Biotherapeutics, Inc.*	256	1,037
Aura Biosciences, Inc.*	51	509
Aurinia Pharmaceuticals, Inc.*	370	3,363
Avid Bioservices, Inc.*	169	2,782
Avidity Biosciences, Inc.*	148	3,508
Beam Therapeutics, Inc.*	175	7,042
BioCryst Pharmaceuticals, Inc.*	512	4,531
Biohaven Ltd.*	174	2,659
Bioxcel Therapeutics, Inc.*	53	1,692
Bluebird Bio, Inc.*	229	1,191
Blueprint Medicines Corp.*	165	6,991
Bridgebio Pharma, Inc.*	292	3,335
C4 Therapeutics, Inc.*	116	611
CareDx, Inc.*	140	2,355
Caribou Biosciences, Inc.*	155	944
Catalyst Pharmaceuticals, Inc.*	268	4,090
Celldex Therapeutics, Inc.*	126	5,392
Celularity, Inc., Class A*	175	120
Century Therapeutics, Inc.*	56	253
Cerevel Therapeutics Holdings, Inc.*	158	4,217
Chimerix, Inc.*	232	367
Chinook Therapeutics, Inc.*	140	3,055
Cogent Biosciences, Inc.*	177	2,342
Coherus Biosciences, Inc.*	203	1,374
Crinetics Pharmaceuticals, Inc.*	145	2,848
CTI BioPharma Corp.*	276	1,507
Cullinan Oncology, Inc.*	84	948
Cytokinetics, Inc.*	227	9,843
Day One Biopharmaceuticals, Inc.*	76	1,400
Deciphera Pharmaceuticals, Inc.*	127	1,841
Denali Therapeutics, Inc.*	300	8,145
Design Therapeutics, Inc.*	93	658
Dynavax Technologies Corp.*	330	3,399
Dyne Therapeutics, Inc.*	87	1,121
Eagle Pharmaceuticals, Inc.*	28	784
Editas Medicine, Inc.*	191	1,727
Eiger BioPharmaceuticals, Inc.*	115	216
Emergent BioSolutions, Inc.*	139	1,721
Enanta Pharmaceuticals, Inc.*	54	2,619
Enochian Biosciences, Inc.*	55	57
EQRx, Inc.*	555	1,254
Erasca, Inc.*	179	644
Fate Therapeutics, Inc.*	229	1,401
FibroGen, Inc.*	241	5,350
Foghorn Therapeutics, Inc.*	55	315
Gelesis Holdings, Inc.*	49	13
Generation Bio Co.*	133	527
Geron Corp.*	1,002	2,786
Gossamer Bio, Inc.*	174	301
GreenLight Biosciences Holdings PBC*	247	119
Halozyme Therapeutics, Inc.*	367	17,612
Heron Therapeutics, Inc.*	284	673
HilleVax, Inc.*	48	809
Humacyte, Inc.*	162	496
Icosavax, Inc.*	61	499
Ideaya Biosciences, Inc.*	122	2,153
IGM Biosciences, Inc.*	29	610
ImmunityBio, Inc.*	226	551
ImmunoGen, Inc.*	593	2,301
Immunovant, Inc.*	123	2,149
Inhibrx, Inc.*	90	2,165
Inovio Pharmaceuticals, Inc.*	682	859
Insmed, Inc.*	373	7,602
Instil Bio, Inc.*	192	149
Intellia Therapeutics, Inc.*	234	9,400
Intercept Pharmaceuticals, Inc.*	67	1,352
Invivyd, Inc.*	142	247
Iovance Biotherapeutics, Inc.*	416	3,033
Ironwood Pharmaceuticals, Inc.*	377	4,249
iTeos Therapeutics, Inc.*	65	1,151

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
IVERIC bio, Inc.*	371	7,709
Janux Therapeutics, Inc.*	47	782
Jounce Therapeutics, Inc.*	116	130
KalVista Pharmaceuticals, Inc.*	68	498
Karuna Therapeutics, Inc.*	83	16,552
Karyopharm Therapeutics, Inc.*	215	649
Keros Therapeutics, Inc.*	53	2,821
Kezar Life Sciences, Inc.*	145	912
Kiniksa Pharmaceuticals Ltd., Class A*	86	1,106
Kinnate Biopharma, Inc.*	81	428
Kodiak Sciences, Inc.*	92	598
Kronos Bio, Inc.*	112	195
Krystal Biotech, Inc.*	59	4,833
Kura Oncology, Inc.*	179	2,134
Kymera Therapeutics, Inc.*	104	3,264
Lexicon Pharmaceuticals, Inc.*	230	517
Lyell Immunopharma, Inc.*	477	1,026
MacroGenics, Inc.*	166	1,011
Madrigal Pharmaceuticals, Inc.*	35	9,485
MannKind Corp.*	702	3,707
MeiraGTx Holdings plc*	83	641
Mersana Therapeutics, Inc.*	255	1,545
MiMedx Group, Inc.*	311	1,496
Mirum Pharmaceuticals, Inc.*	51	1,199
Monte Rosa Therapeutics, Inc.*	82	499
Morphic Holding, Inc.*	71	3,019
Myriad Genetics, Inc.*	219	4,143
Nkarta, Inc.*	90	378
Nurix Therapeutics, Inc.*	128	1,207
Nuvalent, Inc., Class A*	56	1,696
Ocugen, Inc.*	599	597
Organogenesis Holdings, Inc.*	196	480
Outlook Therapeutics, Inc.*	327	356
Pardes Biosciences, Inc.*	95	134
PepGen, Inc.*	41	626
PMV Pharmaceuticals, Inc.*	102	735
Point Biopharma Global, Inc.*	236	1,768
Praxis Precision Medicines, Inc.*	108	331
Precigen, Inc.*	278	350
Prime Medicine, Inc.*	29	476
Prometheus Biosciences, Inc.*	96	11,749
Protagonist Therapeutics, Inc.*	128	2,076
Prothena Corp. plc*	101	5,632
PTC Therapeutics, Inc.*	194	8,472
Rallybio Corp.*	51	401
RAPT Therapeutics, Inc.*	73	2,150
Recursion Pharmaceuticals, Inc., Class A*	377	3,073
REGENXBIO, Inc.*	111	2,470
Relay Therapeutics, Inc.*	235	3,795
Replimune Group, Inc.*	112	2,453
REVOLUTION Medicines, Inc.*	208	5,566
Rigel Pharmaceuticals, Inc.*	476	719
Rocket Pharmaceuticals, Inc.*	148	2,843
Sage Therapeutics, Inc.*	144	5,996
Sana Biotechnology, Inc.*	246	903
Sangamo Therapeutics, Inc.*	369	1,125
Seres Therapeutics, Inc.*	194	980
SpringWorks Therapeutics, Inc.*	99	3,158
Stoke Therapeutics, Inc.*	62	551
Sutro Biopharma, Inc.*	149	840
Syndax Pharmaceuticals, Inc.*	147	3,726
Talaris Therapeutics, Inc.*	64	124
Tango Therapeutics, Inc.*	129	675
Tenaya Therapeutics, Inc.*	77	236
TG Therapeutics, Inc.*	368	5,895
Travere Therapeutics, Inc.*	170	3,767
Twist Bioscience Corp.*	155	3,016
Tyra Biosciences, Inc.*	37	489
Vanda Pharmaceuticals, Inc.*	153	985
Vaxart, Inc.*	355	277
Vaxcyte, Inc.*	198	8,112
VBI Vaccines, Inc.*	532	255
Vera Therapeutics, Inc.*	40	297
Veracyte, Inc.*	198	4,873
Vericel Corp.*	130	3,953
Verve Therapeutics, Inc.*	129	2,451
Vir Biotechnology, Inc.*	200	4,560
Viridian Therapeutics, Inc.*	104	3,407
VistaGen Therapeutics, Inc.*	571	100
Xencor, Inc.*	158	5,077
Y-mAbs Therapeutics, Inc.*	101	384
Zentalis Pharmaceuticals, Inc.*	130	2,461
		463,098
Building Products - 0.3%
AAON, Inc.	121	11,006
American Woodmark Corp.*	46	2,345
Apogee Enterprises, Inc.	61	2,791
AZZ, Inc.	68	2,764
Caesarstone Ltd.	62	361
CSW Industrials, Inc.	40	5,662
Gibraltar Industries, Inc.*	86	4,593
Griffon Corp.	127	4,632
Insteel Industries, Inc.	52	1,547
Janus International Group, Inc.*	225	2,338
JELD-WEN Holding, Inc.*	230	3,025
Masonite International Corp.*	61	5,417
PGT Innovations, Inc.*	159	3,363
Quanex Building Products Corp.	91	2,361
Resideo Technologies, Inc.*	399	7,318
Simpson Manufacturing Co., Inc.	118	12,728
UFP Industries, Inc.	165	14,112
View, Inc.*	315	200
Zurn Elkay Water Solutions Corp.	343	7,889
		94,452
Capital Markets - 0.3%
Artisan Partners Asset Management, Inc., Class A	166	5,473
AssetMark Financial Holdings, Inc.*	59	1,847
Associated Capital Group, Inc., Class A	5	180
Avantax, Inc.*	131	3,745
B Riley Financial, Inc.	57	2,267
Bakkt Holdings, Inc.*	161	235
BGC Partners, Inc., Class A	870	4,228
Brightsphere Investment Group, Inc.	89	2,231
Cohen & Steers, Inc.	70	5,065
Diamond Hill Investment Group, Inc.	8	1,397
Donnelley Financial Solutions, Inc.*	70	2,962
Federated Hermes, Inc., Class B	236	9,287
Focus Financial Partners, Inc., Class A*	160	8,298
GCM Grosvenor, Inc., Class A	113	930

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Hamilton Lane, Inc., Class A	99	7,702
Houlihan Lokey, Inc.	138	13,207
MarketWise, Inc.*	47	93
Moelis & Co., Class A	176	7,538
Open Lending Corp., Class A*	291	2,060
Oppenheimer Holdings, Inc., Class A	22	970
Perella Weinberg Partners	102	1,031
Piper Sandler Cos.	48	7,248
PJT Partners, Inc., Class A	65	5,127
Sculptor Capital Management, Inc.	71	637
Silvercrest Asset Management Group, Inc., Class A	27	480
StepStone Group, Inc., Class A	150	4,290
StoneX Group, Inc.*	47	4,739
Value Line, Inc.	3	151
Victory Capital Holdings, Inc., Class A	46	1,562
Virtus Investment Partners, Inc.	19	3,998
WisdomTree, Inc.	376	2,245
		111,223
Chemicals - 0.4%
AdvanSix, Inc.	74	3,045
American Vanguard Corp.	77	1,607
Amyris, Inc.*	553	691
Aspen Aerogels, Inc.*	86	933
Avient Corp.	251	10,951
Balchem Corp.	88	11,440
Cabot Corp.	153	12,168
Chase Corp.	21	2,057
Danimer Scientific, Inc.*	250	645
Diversey Holdings Ltd.*	216	1,277
Ecovyst, Inc.*	200	2,008
FutureFuel Corp.	71	621
Hawkins, Inc.	54	2,196
HB Fuller Co.	146	10,185
Ingevity Corp.*	104	8,586
Innospec, Inc.	68	7,443
Intrepid Potash, Inc.*	31	982
Koppers Holdings, Inc.	56	2,010
Kronos Worldwide, Inc.	61	689
Livent Corp.*	447	10,482
LSB Industries, Inc.*	204	2,772
Mativ Holdings, Inc.	150	3,887
Minerals Technologies, Inc.	89	5,407
Origin Materials, Inc.*	290	1,392
Orion Engineered Carbons SA	167	4,259
Perimeter Solutions SA*	324	2,773
PureCycle Technologies, Inc.*	293	1,869
Quaker Chemical Corp.	37	7,244
Rayonier Advanced Materials, Inc.*	170	1,394
Sensient Technologies Corp.	116	8,745
Stepan Co.	59	6,141
Trinseo plc	97	2,249
Tronox Holdings plc	323	5,039
Valhi, Inc.	7	166
		143,353
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	183	8,859
ACCO Brands Corp.	254	1,440
ACV Auctions, Inc., Class A*	325	3,978
Aris Water Solutions, Inc., Class A	61	864
Brady Corp., Class A	126	6,950
BrightView Holdings, Inc.*	123	777
Brink’s Co. (The)	125	8,156
Casella Waste Systems, Inc., Class A*	138	10,739
Cimpress plc*	49	1,721
CompX International, Inc.	4	75
CoreCivic, Inc., REIT*	315	3,059
Deluxe Corp.	119	2,194
Ennis, Inc.	70	1,523
GEO Group, Inc. (The)*	327	2,865
Harsco Corp.*	217	1,836
Healthcare Services Group, Inc.	205	2,720
Heritage-Crystal Clean, Inc.*	43	1,547
HNI Corp.	114	3,563
Interface, Inc.	158	1,394
KAR Auction Services, Inc.*	298	4,258
Kimball International, Inc., Class B	100	691
Li-Cycle Holdings Corp.*	377	2,285
Liquidity Services, Inc.*	67	848
Matthews International Corp., Class A	82	3,129
MillerKnoll, Inc.	210	5,013
Montrose Environmental Group, Inc.*	76	3,700
NL Industries, Inc.	23	167
Pitney Bowes, Inc.	478	2,075
Quad/Graphics, Inc.*	89	435
SP Plus Corp.*	56	1,905
Steelcase, Inc., Class A	240	1,889
UniFirst Corp.	41	8,041
Viad Corp.*	56	1,440
VSE Corp.	29	1,665
		101,801
Communications Equipment - 0.1%
ADTRAN Holdings, Inc.	212	3,700
Aviat Networks, Inc.*	31	1,102
Calix, Inc.*	159	8,133
Cambium Networks Corp.*	32	642
Casa Systems, Inc.*	98	355
Clearfield, Inc.*	32	2,006
CommScope Holding Co., Inc.*	566	4,098
Comtech Telecommunications Corp.	71	1,135
Digi International, Inc.*	94	3,137
DZS, Inc.*	49	519
Extreme Networks, Inc.*	354	6,627
Harmonic, Inc.*	254	3,350
Infinera Corp.*	533	3,768
Inseego Corp.*	238	213
NETGEAR, Inc.*	78	1,412
NetScout Systems, Inc.*	191	5,432
Ondas Holdings, Inc.*	98	184
Ribbon Communications, Inc.*	200	892
Viavi Solutions, Inc.*	628	6,870
		53,575
Construction & Engineering - 0.3%
Ameresco, Inc., Class A*	88	3,868
API Group Corp.*	571	13,413
Arcosa, Inc.	134	8,120
Argan, Inc.	36	1,399
Comfort Systems USA, Inc.	98	14,253
Concrete Pumping Holdings, Inc.*	72	562
Construction Partners, Inc., Class A*	110	2,976

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	80	6,737
EMCOR Group, Inc.	130	21,739
Fluor Corp.*	393	14,411
Granite Construction, Inc.	122	5,270
Great Lakes Dredge & Dock Corp.*	180	1,032
IES Holdings, Inc.*	24	1,009
MYR Group, Inc.*	45	5,427
Northwest Pipe Co.*	27	1,040
Primoris Services Corp.	146	4,015
Sterling Infrastructure, Inc.*	81	3,115
Tutor Perini Corp.*	116	941
		109,327
Construction Materials - 0.0%(b)
Summit Materials, Inc., Class A*	328	9,689
United States Lime & Minerals, Inc.	6	968
		10,657
Consumer Finance - 0.1%
Atlanticus Holdings Corp.*	12	385
Bread Financial Holdings, Inc.	138	5,668
Consumer Portfolio Services, Inc.*	26	288
Curo Group Holdings Corp.	61	178
Encore Capital Group, Inc.*	64	3,307
Enova International, Inc.*	85	4,144
EZCORP, Inc., Class A*	138	1,217
FirstCash Holdings, Inc.	104	9,178
Green Dot Corp., Class A*	130	2,461
LendingClub Corp.*	287	2,698
LendingTree, Inc.*	29	955
Moneylion, Inc.*	402	269
Navient Corp.	294	5,307
Nelnet, Inc., Class A	40	3,755
NerdWallet, Inc., Class A*	72	1,486
Oportun Financial Corp.*	78	471
OppFi, Inc.*	38	80
PRA Group, Inc.*	106	4,511
PROG Holdings, Inc.*	138	3,411
Regional Management Corp.	21	662
Sunlight Financial Holdings, Inc.*	66	86
World Acceptance Corp.*	11	1,027
		51,544
Containers & Packaging - 0.1%
Cryptyde, Inc.*	55	9
Greif, Inc., Class A	69	4,903
Greif, Inc., Class B	15	1,234
Myers Industries, Inc.	100	2,584
O-I Glass, Inc.*	430	9,555
Pactiv Evergreen, Inc.	119	1,286
Ranpak Holdings Corp.*	120	756
TriMas Corp.	116	3,479
		23,806
Distributors - 0.0%(b)
Funko, Inc., Class A*	88	951
Weyco Group, Inc.	16	424
		1,375
Diversified Consumer Services - 0.2%
2U, Inc.*	209	1,873
Adtalem Global Education, Inc.*	124	4,851
American Public Education, Inc.*	52	574
Beachbody Co., Inc. (The)*	288	186
Carriage Services, Inc.	37	1,255
Chegg, Inc.*	343	5,450
Coursera, Inc.*	315	3,550
Duolingo, Inc.*	65	5,901
European Wax Center, Inc., Class A	67	1,237
Frontdoor, Inc.*	228	6,441
Graham Holdings Co., Class B	10	6,266
Laureate Education, Inc., Class A	371	4,400
Nerdy, Inc.*	154	386
OneSpaWorld Holdings Ltd.*	183	2,121
Perdoceo Education Corp.*	186	2,564
Rover Group, Inc.*	259	1,083
Strategic Education, Inc.	63	5,371
Stride, Inc.*	112	4,757
Udemy, Inc.*	201	1,897
Universal Technical Institute, Inc.*	91	661
Vivint Smart Home, Inc.*	262	2,945
WW International, Inc.*	150	549
		64,318
Diversified Financial Services - 0.1%
Alerus Financial Corp.	42	840
A-Mark Precious Metals, Inc.	51	1,495
Banco Latinoamericano de Comercio Exterior SA, Class E	76	1,391
Cannae Holdings, Inc.*	192	4,335
Compass Diversified Holdings	171	3,723
Jackson Financial, Inc., Class A	206	9,348
SWK Holdings Corp.*	10	187
		21,319
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	51	1,540
ATN International, Inc.	30	1,261
Bandwidth, Inc., Class A*	64	1,018
Charge Enterprises, Inc.*	359	406
Cogent Communications Holdings, Inc.	119	7,704
Consolidated Communications Holdings, Inc.*	205	621
EchoStar Corp., Class A*	93	1,856
Globalstar, Inc.*	1,888	2,417
IDT Corp., Class B*	43	1,308
Iridium Communications, Inc.*	345	21,173
Liberty Latin America Ltd., Class A*	106	935
Liberty Latin America Ltd., Class C*	403	3,538
Ooma, Inc.*	63	825
Radius Global Infrastructure, Inc.*	212	2,889
		47,491
Electric Utilities - 0.1%
ALLETE, Inc.	158	9,668
MGE Energy, Inc.	100	7,078
Otter Tail Corp.	114	8,081
PNM Resources, Inc.	236	11,564
Portland General Electric Co.	247	11,807
Via Renewables, Inc.	34	199
		48,397
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	37	1,597
Array Technologies, Inc.*	416	7,796
Atkore, Inc.*	114	16,646
Babcock & Wilcox Enterprises, Inc.*	168	1,090
Blink Charging Co.*	99	896
Bloom Energy Corp., Class A*	496	10,758

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Encore Wire Corp.	49	9,457
Energy Vault Holdings, Inc.*	226	755
EnerSys	113	10,248
Enovix Corp.*	300	2,766
ESS Tech, Inc.*	223	406
Fluence Energy, Inc.*	99	1,848
FTC Solar, Inc.*	118	362
FuelCell Energy, Inc.*	1,128	3,767
GrafTech International Ltd.	535	3,023
Heliogen, Inc.*	251	78
NuScale Power Corp.*	86	890
Powell Industries, Inc.	25	1,109
Preformed Line Products Co.	7	624
Shoals Technologies Group, Inc., Class A*	381	9,350
Stem, Inc.*	397	3,240
SunPower Corp.*	226	3,395
Thermon Group Holdings, Inc.*	91	2,407
TPI Composites, Inc.*	101	1,168
Vicor Corp.*	61	2,867
		96,543
Electronic Equipment, Instruments & Components - 0.4%
908 Devices, Inc.*	60	540
Advanced Energy Industries, Inc.	104	9,680
Aeva Technologies, Inc.*	267	478
AEye, Inc.*	282	167
Akoustis Technologies, Inc.*	147	550
Arlo Technologies, Inc.*	240	912
Badger Meter, Inc.	81	9,851
Belden, Inc.	117	9,872
Benchmark Electronics, Inc.	96	2,284
Cepton, Inc.*	130	135
CTS Corp.	87	3,768
ePlus, Inc.*	73	3,954
Evolv Technologies Holdings, Inc.*	232	638
Fabrinet*	102	12,431
FARO Technologies, Inc.*	52	1,414
Focus Universal, Inc.*	49	247
Identiv, Inc.*	61	428
Insight Enterprises, Inc.*	87	11,651
Itron, Inc.*	124	6,916
Kimball Electronics, Inc.*	66	1,651
Knowles Corp.*	247	4,194
Lightwave Logic, Inc.*	312	1,841
Methode Electronics, Inc.	100	4,873
MicroVision, Inc.*	457	1,170
Mirion Technologies, Inc.*	378	3,432
Napco Security Technologies, Inc.*	81	2,560
nLight, Inc.*	123	1,390
Novanta, Inc.*	98	15,377
OSI Systems, Inc.*	44	4,072
Ouster, Inc.*	873	1,048
PAR Technology Corp.*	73	2,493
PC Connection, Inc.	31	1,358
Plexus Corp.*	76	7,288
Rogers Corp.*	52	7,654
Sanmina Corp.*	157	9,492
ScanSource, Inc.*	70	2,183
SmartRent, Inc.*	335	868
TTM Technologies, Inc.*	280	3,721
Vishay Intertechnology, Inc.	358	7,600
Vishay Precision Group, Inc.*	34	1,482
		161,663
Energy Equipment & Services - 0.4%
Archrock, Inc.	374	4,140
Borr Drilling Ltd.*	556	4,020
Bristow Group, Inc.*	64	1,743
Cactus, Inc., Class A	163	7,490
ChampionX Corp.	552	16,875
Diamond Offshore Drilling, Inc.*	279	3,314
DMC Global, Inc.*	52	1,392
Dril-Quip, Inc.*	92	3,151
Expro Group Holdings NV*	214	4,864
Helix Energy Solutions Group, Inc.*	395	3,271
Helmerich & Payne, Inc.	284	11,951
Liberty Energy, Inc., Class A	384	5,856
Nabors Industries Ltd.*	25	3,758
National Energy Services Reunited Corp.*	105	678
Newpark Resources, Inc.*	238	1,054
NexTier Oilfield Solutions, Inc.*	485	4,428
Noble Corp. plc*	233	9,714
Oceaneering International, Inc.*	276	5,766
Oil States International, Inc.*	174	1,589
Patterson-UTI Energy, Inc.	592	8,110
ProFrac Holding Corp., Class A*	65	1,243
ProPetro Holding Corp.*	241	2,123
RPC, Inc.	205	1,798
Select Energy Services, Inc., Class A	197	1,462
Solaris Oilfield Infrastructure, Inc., Class A	87	777
TETRA Technologies, Inc.*	343	1,221
Tidewater, Inc.*	129	6,300
US Silica Holdings, Inc.*	204	2,477
Valaris Ltd.*	168	11,298
Weatherford International plc*	195	12,991
		144,854
Entertainment - 0.1%
Cinemark Holdings, Inc.*	301	4,097
IMAX Corp.*	130	2,397
Liberty Media Corp.-Liberty Braves, Class A*	28	959
Liberty Media Corp.-Liberty Braves, Class C*	104	3,481
Lions Gate Entertainment Corp., Class A*	161	1,708
Lions Gate Entertainment Corp., Class B*	319	3,174
Madison Square Garden Entertainment Corp.*	72	4,358
Marcus Corp. (The)	66	1,062
Playstudios, Inc.*	219	815
Reservoir Media, Inc.*	56	378
Skillz, Inc.*	867	542
Vivid Seats, Inc., Class A*	71	545
		23,516
Equity Real Estate Investment Trusts (REITs) - 1.0%
Acadia Realty Trust	257	3,744
Agree Realty Corp.	242	17,129
Alexander & Baldwin, Inc.	200	3,734
Alexander’s, Inc.	6	1,313
American Assets Trust, Inc.	136	3,431
Apartment Investment and Management Co., Class A	413	3,097
Apple Hospitality REIT, Inc.	594	9,807

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Armada Hoffler Properties, Inc.	185	2,372
Ashford Hospitality Trust, Inc.*	95	470
Bluerock Homes Trust, Inc.*	11	236
Braemar Hotels & Resorts, Inc.	189	881
Brandywine Realty Trust	468	2,757
Broadstone Net Lease, Inc.	478	8,484
BRT Apartments Corp.	33	699
CareTrust REIT, Inc.	266	5,232
CBL & Associates Properties, Inc.	73	1,865
Centerspace	42	2,630
Chatham Lodging Trust	132	1,612
City Office REIT, Inc.	107	905
Clipper Realty, Inc.	33	219
Community Healthcare Trust, Inc.	65	2,518
Corporate Office Properties Trust	311	7,909
CTO Realty Growth, Inc.	50	879
DiamondRock Hospitality Co.	579	5,049
Diversified Healthcare Trust	656	643
Easterly Government Properties, Inc.	252	3,805
Elme Communities	241	4,485
Empire State Realty Trust, Inc., Class A	367	2,675
Equity Commonwealth	289	6,135
Essential Properties Realty Trust, Inc.	388	9,995
Farmland Partners, Inc.	138	1,479
Four Corners Property Trust, Inc.	231	6,272
Franklin Street Properties Corp.	272	658
Getty Realty Corp.	116	3,982
Gladstone Commercial Corp.	108	1,477
Gladstone Land Corp.	89	1,566
Global Medical REIT, Inc.	168	1,690
Global Net Lease, Inc.	288	4,067
Hersha Hospitality Trust, Class A	87	727
Independence Realty Trust, Inc.	620	11,216
Indus Realty Trust, Inc.	15	998
Industrial Logistics Properties Trust	179	734
Innovative Industrial Properties, Inc.	77	6,808
InvenTrust Properties Corp.	187	4,524
iStar, Inc.	191	1,471
Kite Realty Group Trust	601	13,054
LTC Properties, Inc.	110	3,940
LXP Industrial Trust	751	7,833
Macerich Co. (The)	594	7,098
National Health Investors, Inc.	115	6,325
Necessity Retail REIT, Inc. (The)	369	2,531
NETSTREIT Corp.	152	3,069
NexPoint Residential Trust, Inc.	62	3,003
Office Properties Income Trust	132	2,170
One Liberty Properties, Inc.	45	1,019
Orion Office REIT, Inc.	157	1,344
Outfront Media, Inc.	404	7,050
Paramount Group, Inc.	517	2,725
Pebblebrook Hotel Trust	359	5,123
Phillips Edison & Co., Inc.	323	11,011
Physicians Realty Trust	629	9,328
Piedmont Office Realty Trust, Inc., Class A	339	3,102
Plymouth Industrial REIT, Inc.	104	2,249
Postal Realty Trust, Inc., Class A	49	717
PotlatchDeltic Corp.	220	10,155
Retail Opportunity Investments Corp.	333	4,739
RLJ Lodging Trust	443	5,024
RPT Realty	233	2,498
Ryman Hospitality Properties, Inc.	149	13,823
Sabra Health Care REIT, Inc.	637	7,587
Safehold, Inc.	74	2,211
Saul Centers, Inc.	33	1,298
Service Properties Trust	453	4,974
SITE Centers Corp.	537	7,180
STAG Industrial, Inc.	498	16,753
Summit Hotel Properties, Inc.	289	2,139
Sunstone Hotel Investors, Inc.	585	6,183
Tanger Factory Outlet Centers, Inc.	280	5,289
Terreno Realty Corp.	219	13,624
UMH Properties, Inc.	140	2,381
Uniti Group, Inc.	655	3,596
Universal Health Realty Income Trust	35	1,856
Urban Edge Properties	316	4,866
Urstadt Biddle Properties, Inc., Class A	81	1,401
Veris Residential, Inc.*	238	3,841
Whitestone REIT	129	1,219
Xenia Hotels & Resorts, Inc.	316	4,437
		382,144
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	88	4,015
Chefs’ Warehouse, Inc. (The)*	94	3,060
HF Foods Group, Inc.*	100	388
Ingles Markets, Inc., Class A	39	3,487
Natural Grocers by Vitamin Cottage, Inc.	26	285
PriceSmart, Inc.	68	4,741
Rite Aid Corp.*	153	590
SpartanNash Co.	96	2,569
Sprouts Farmers Market, Inc.*	292	8,845
United Natural Foods, Inc.*	160	6,517
Village Super Market, Inc., Class A	23	514
Weis Markets, Inc.	45	3,440
		38,451
Food Products - 0.2%
Alico, Inc.	17	438
AppHarvest, Inc.*	209	213
B&G Foods, Inc.	195	2,471
Benson Hill, Inc.*	472	1,053
Beyond Meat, Inc.*	169	3,015
BRC, Inc., Class A*	75	499
Calavo Growers, Inc.	48	1,549
Cal-Maine Foods, Inc.	105	5,964
Fresh Del Monte Produce, Inc.	84	2,628
Hain Celestial Group, Inc. (The)*	247	4,404
Hostess Brands, Inc.*	368	9,090
J & J Snack Foods Corp.	42	5,931
John B Sanfilippo & Son, Inc.	25	2,244
Lancaster Colony Corp.	54	10,367
Lifecore Biomedical, Inc.*	72	417
Local Bounti Corp.*	178	122
Mission Produce, Inc.*	111	1,279
Seneca Foods Corp., Class A*	14	778
Simply Good Foods Co. (The)*	245	9,381
Sovos Brands, Inc.*	106	1,385
SunOpta, Inc.*	269	2,066
Tattooed Chef, Inc.*	135	170

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Tootsie Roll Industries, Inc.	43	1,893
TreeHouse Foods, Inc.*	140	6,831
Utz Brands, Inc.	181	2,968
Vital Farms, Inc.*	82	1,325
Whole Earth Brands, Inc.*	112	385
		78,866
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	270	11,667
Chesapeake Utilities Corp.	48	6,148
New Jersey Resources Corp.	266	13,574
Northwest Natural Holding Co.	96	4,641
ONE Gas, Inc.	148	11,864
Southwest Gas Holdings, Inc.	185	11,657
Spire, Inc.	141	9,926
		69,477
Health Care Equipment & Supplies - 0.7%
Alphatec Holdings, Inc.*	200	2,962
AngioDynamics, Inc.*	103	1,275
Artivion, Inc.*	107	1,417
AtriCure, Inc.*	126	4,851
Atrion Corp.	4	2,272
Avanos Medical, Inc.*	128	3,593
Axogen, Inc.*	112	924
Axonics, Inc.*	135	8,112
Bioventus, Inc., Class A*	88	187
Butterfly Network, Inc.*	367	903
Cardiovascular Systems, Inc.*	113	2,227
Cerus Corp.*	476	1,361
CONMED Corp.	80	7,695
Cue Health, Inc.*	300	645
Cutera, Inc.*	46	1,492
Embecta Corp.	161	5,144
Figs, Inc., Class A*	352	3,242
Glaukos Corp.*	126	5,951
Haemonetics Corp.*	140	10,888
Heska Corp.*	27	2,199
Inari Medical, Inc.*	133	7,483
Inogen, Inc.*	63	987
Inspire Medical Systems, Inc.*	78	20,275
Integer Holdings Corp.*	91	6,823
iRadimed Corp.	20	759
iRhythm Technologies, Inc.*	83	9,767
Lantheus Holdings, Inc.*	189	13,978
LeMaitre Vascular, Inc.	54	2,706
LivaNova plc*	148	7,003
Merit Medical Systems, Inc.*	154	10,869
Mesa Laboratories, Inc.	14	2,471
Nano-X Imaging Ltd.*	126	919
Neogen Corp.*	599	10,596
Nevro Corp.*	96	3,018
NuVasive, Inc.*	144	6,225
Omnicell, Inc.*	122	6,642
OraSure Technologies, Inc.*	198	1,249
Orthofix Medical, Inc.*	95	1,957
OrthoPediatrics Corp.*	42	1,838
Outset Medical, Inc.*	134	3,057
Owlet, Inc.*	45	17
Paragon 28, Inc.*	127	2,236
PROCEPT BioRobotics Corp.*	72	2,696
Pulmonx Corp.*	94	1,056
RxSight, Inc.*	57	782
Senseonics Holdings, Inc.*	1,305	1,357
Shockwave Medical, Inc.*	98	18,644
SI-BONE, Inc.*	94	1,859
Sight Sciences, Inc.*	60	659
Silk Road Medical, Inc.*	103	5,458
STAAR Surgical Co.*	132	7,311
Surmodics, Inc.*	38	830
Tactile Systems Technology, Inc.*	54	780
Tenon Medical, Inc.*	21	49
TransMedics Group, Inc.*	84	6,726
Treace Medical Concepts, Inc.*	92	1,974
UFP Technologies, Inc.*	19	2,237
Utah Medical Products, Inc.	10	918
Varex Imaging Corp.*	107	1,893
Vicarious Surgical, Inc.*	152	426
ViewRay, Inc.*	409	1,767
Zimvie, Inc.*	57	649
Zynex, Inc.*	59	762
		247,048
Health Care Providers & Services - 0.4%
23andMe Holding Co.*	713	1,790
Accolade, Inc.*	181	2,011
AdaptHealth Corp.*	199	3,182
Addus HomeCare Corp.*	43	4,672
Agiliti, Inc.*	77	1,468
AirSculpt Technologies, Inc.	34	223
Alignment Healthcare, Inc.*	271	2,694
AMN Healthcare Services, Inc.*	119	10,711
Apollo Medical Holdings, Inc.*	107	3,734
ATI Physical Therapy, Inc.*	206	72
Aveanna Healthcare Holdings, Inc.*	123	150
Brookdale Senior Living, Inc.*	513	1,657
Cano Health, Inc.*	447	738
CareMax, Inc.*	161	692
Castle Biosciences, Inc.*	68	1,712
Clover Health Investments Corp.*	1,066	1,407
Community Health Systems, Inc.*	345	2,091
CorVel Corp.*	24	4,327
Cross Country Healthcare, Inc.*	99	2,619
DocGo, Inc.*	228	2,086
Ensign Group, Inc. (The)	149	13,332
Fulgent Genetics, Inc.*	58	1,902
GeneDx Holdings Corp.*	436	218
HealthEquity, Inc.*	229	14,924
Hims & Hers Health, Inc.*	335	3,775
Innovage Holding Corp.*	53	402
Invitae Corp.*	673	1,447
Joint Corp. (The)*	39	612
LifeStance Health Group, Inc.*	199	1,019
ModivCare, Inc.*	35	3,437
National HealthCare Corp.	35	1,950
National Research Corp.	39	1,761
NeoGenomics, Inc.*	347	5,847
Oncology Institute, Inc. (The)*	96	135
OPKO Health, Inc.*	1,114	1,270
Option Care Health, Inc.*	431	13,219
Owens & Minor, Inc.*	204	3,127
P3 Health Partners, Inc.*	67	80
Patterson Cos., Inc.	241	6,391
Pediatrix Medical Group, Inc.*	226	3,557
Pennant Group, Inc. (The)*	71	1,066
PetIQ, Inc.*	75	699
Privia Health Group, Inc.*	126	3,519
Progyny, Inc.*	209	7,850
R1 RCM, Inc.*	415	5,893

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
RadNet, Inc.*	138	3,255
Select Medical Holdings Corp.	287	7,804
Surgery Partners, Inc.*	138	4,616
US Physical Therapy, Inc.	35	3,547
		164,690
Health Care Technology - 0.1%
American Well Corp., Class A*	633	1,766
Babylon Holdings Ltd., Class A*	12	119
Computer Programs and Systems, Inc.*	39	1,170
Evolent Health, Inc., Class A*	226	7,912
Health Catalyst, Inc.*	151	2,108
HealthStream, Inc.*	67	1,719
Multiplan Corp.*	1,043	1,053
NextGen Healthcare, Inc.*	156	2,825
Nutex Health, Inc.*	691	947
OptimizeRx Corp.*	46	821
Pear Therapeutics, Inc.*	189	187
Phreesia, Inc.*	137	5,042
Schrodinger, Inc.*	149	3,238
Sharecare, Inc.*	823	1,926
Simulations Plus, Inc.	43	1,636
Veradigm, Inc.*	297	4,933
		37,402
Hotels, Restaurants & Leisure - 0.5%
Accel Entertainment, Inc.*	154	1,409
Bally’s Corp.*	99	1,955
Biglari Holdings, Inc., Class B*	2	360
BJ’s Restaurants, Inc.*	63	2,016
Bloomin’ Brands, Inc.	241	6,290
Bluegreen Vacations Holding Corp.	33	1,095
Bowlero Corp.*	81	1,246
Brinker International, Inc.*	120	4,560
Century Casinos, Inc.*	75	694
Cheesecake Factory, Inc. (The)	134	5,017
Chuy’s Holdings, Inc.*	49	1,752
Cracker Barrel Old Country Store, Inc.	61	6,647
Dave & Buster’s Entertainment, Inc.*	119	4,762
Denny’s Corp.*	154	1,797
Dine Brands Global, Inc.	41	3,143
El Pollo Loco Holdings, Inc.	54	646
Everi Holdings, Inc.*	238	4,520
F45 Training Holdings, Inc.*	101	209
First Watch Restaurant Group, Inc.*	42	642
Full House Resorts, Inc.*	91	881
Golden Entertainment, Inc.*	55	2,261
Hilton Grand Vacations, Inc.*	237	11,314
Inspirato, Inc.*	57	59
Inspired Entertainment, Inc.*	59	933
International Game Technology plc	271	7,198
Jack in the Box, Inc.	58	4,547
Krispy Kreme, Inc.	198	2,576
Kura Sushi USA, Inc., Class A*	13	814
Life Time Group Holdings, Inc.*	116	2,096
Light & Wonder, Inc.*	261	16,341
Lindblad Expeditions Holdings, Inc.*	93	798
Monarch Casino & Resort, Inc.	37	2,724
NEOGAMES SA*	36	560
Noodles & Co., Class A*	113	660
ONE Group Hospitality, Inc. (The)*	62	527
Papa John’s International, Inc.	90	7,556
Portillo’s, Inc., Class A*	77	1,749
RCI Hospitality Holdings, Inc.	24	2,010
Red Rock Resorts, Inc., Class A	140	6,114
Rush Street Interactive, Inc.*	168	704
Ruth’s Hospitality Group, Inc.	87	1,623
SeaWorld Entertainment, Inc.*	110	7,106
Shake Shack, Inc., Class A*	103	5,746
Sonder Holdings, Inc.*	523	539
Sweetgreen, Inc., Class A*	245	2,136
Target Hospitality Corp.*	81	1,201
Texas Roadhouse, Inc.	185	18,785
Vacasa, Inc., Class A*	319	463
Wingstop, Inc.	83	14,139
Xponential Fitness, Inc., Class A*	49	1,244
		174,164
Household Durables - 0.3%
Aterian, Inc.*	182	218
Beazer Homes USA, Inc.*	81	1,208
Cavco Industries, Inc.*	25	7,125
Century Communities, Inc.	78	4,665
Dream Finders Homes, Inc., Class A*	58	698
Ethan Allen Interiors, Inc.	62	1,832
GoPro, Inc., Class A*	357	1,853
Green Brick Partners, Inc.*	75	2,340
Helen of Troy Ltd.*	66	7,438
Hovnanian Enterprises, Inc., Class A*	14	954
Installed Building Products, Inc.	66	7,615
iRobot Corp.*	74	3,041
KB Home	213	7,513
Landsea Homes Corp.*	26	170
La-Z-Boy, Inc.	119	3,853
Legacy Housing Corp.*	24	479
LGI Homes, Inc.*	57	5,946
Lifetime Brands, Inc.	35	277
Lovesac Co. (The)*	38	1,094
M/I Homes, Inc.*	74	4,280
MDC Holdings, Inc.	158	5,846
Meritage Homes Corp.*	100	10,923
Purple Innovation, Inc.*	151	652
Skyline Champion Corp.*	147	10,056
Snap One Holdings Corp.*	50	584
Sonos, Inc.*	352	6,839
Taylor Morrison Home Corp., Class A*	289	10,355
Traeger, Inc.*	92	366
Tri Pointe Homes, Inc.*	278	6,628
Tupperware Brands Corp.*	122	500
Universal Electronics, Inc.*	33	420
Vizio Holding Corp., Class A*	190	1,947
Vuzix Corp.*	164	681
		118,396
Household Products - 0.1%
Central Garden & Pet Co.*	27	1,094
Central Garden & Pet Co., Class A*	111	4,266
Energizer Holdings, Inc.	184	6,666
WD-40 Co.	38	6,590
		18,616

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc.*	119	805
Clearway Energy, Inc., Class A	96	2,852
Clearway Energy, Inc., Class C	226	7,099
Montauk Renewables, Inc.*	178	1,755
Ormat Technologies, Inc.	136	11,495
Sunnova Energy International, Inc.*	274	4,872
		28,878
Industrial Conglomerates - 0.0%(b)
Brookfield Business Corp., Class A	72	1,397

Insurance - 0.4%
Ambac Financial Group, Inc.*	122	2,019
American Equity Investment Life Holding Co.	195	8,122
AMERISAFE, Inc.	53	2,891
Argo Group International Holdings Ltd.	88	2,556
Bright Health Group, Inc.*	533	464
BRP Group, Inc., Class A*	168	4,828
CNO Financial Group, Inc.	313	8,019
Crawford & Co., Class A	43	237
Donegal Group, Inc., Class A	43	661
eHealth, Inc.*	68	501
Employers Holdings, Inc.	75	3,331
Enstar Group Ltd.*	31	7,580
Genworth Financial, Inc., Class A*	1,366	8,510
Goosehead Insurance, Inc., Class A*	53	2,472
Greenlight Capital Re Ltd., Class A*	72	661
HCI Group, Inc.	17	893
Hippo Holdings, Inc.*	47	809
Horace Mann Educators Corp.	113	4,177
Investors Title Co.	4	653
James River Group Holdings Ltd.	101	2,434
Kinsale Capital Group, Inc.	60	19,122
Lemonade, Inc.*	129	2,103
MBIA, Inc.*	132	1,820
Mercury General Corp.	74	2,520
National Western Life Group, Inc., Class A	6	1,619
NI Holdings, Inc.*	23	318
Oscar Health, Inc., Class A*	333	1,845
Palomar Holdings, Inc.*	67	4,020
ProAssurance Corp.	149	2,964
RLI Corp.	108	14,894
Root, Inc., Class A*	21	105
Safety Insurance Group, Inc.	39	3,147
Selective Insurance Group, Inc.	165	16,752
Selectquote, Inc.*	374	875
SiriusPoint Ltd.*	254	1,803
Stewart Information Services Corp.	74	3,144
Tiptree, Inc.	68	1,095
Trean Insurance Group, Inc.*	62	378
Trupanion, Inc.*	108	6,413
United Fire Group, Inc.	59	1,684
Universal Insurance Holdings, Inc.	71	1,372
		149,811
Interactive Media & Services - 0.1%
Arena Group Holdings, Inc. (The)*	32	251
Bumble, Inc., Class A*	238	5,755
Cargurus, Inc.*	282	4,808
Cars.com, Inc.*	183	3,514
DHI Group, Inc.*	115	488
Eventbrite, Inc., Class A*	216	1,892
EverQuote, Inc., Class A*	55	751
fuboTV, Inc.*	519	991
Leafly Holdings, Inc.*	84	45
MediaAlpha, Inc., Class A*	68	1,029
Outbrain, Inc.*	101	446
QuinStreet, Inc.*	140	2,376
Shutterstock, Inc.	66	4,965
TrueCar, Inc.*	241	562
Vimeo, Inc.*	395	1,513
Vinco Ventures, Inc.*	648	318
Wejo Group Ltd.*	158	104
Yelp, Inc.*	187	5,614
Ziff Davis, Inc.*	126	9,951
ZipRecruiter, Inc., Class A*	201	3,429
		48,802
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	74	733
1stdibs.com, Inc.*	65	330
aka Brands Holding Corp.*	31	44
BARK, Inc.*	329	444
Boxed, Inc.*	159	97
CarParts.com, Inc.*	140	878
ContextLogic, Inc., Class A*	1,597	777
Duluth Holdings, Inc., Class B*	36	216
Groupon, Inc.*	60	451
Lands’ End, Inc.*	42	319
Lulu’s Fashion Lounge Holdings, Inc.*	46	140
Overstock.com, Inc.*	118	2,286
PetMed Express, Inc.	56	1,052
Qurate Retail, Inc., Series A*	966	2,038
RealReal, Inc. (The)*	244	329
Rent the Runway, Inc., Class A*	131	447
Revolve Group, Inc.*	113	3,060
RumbleON, Inc., Class B*	29	264
Stitch Fix, Inc., Class A*	231	1,076
ThredUp, Inc., Class A*	162	258
Xometry, Inc., Class A*	94	2,859
		18,098
IT Services - 0.3%
AvidXchange Holdings, Inc.*	405	4,030
BigCommerce Holdings, Inc., Series 1*	179	1,704
Brightcove, Inc.*	115	618
Cantaloupe, Inc.*	161	927
Cass Information Systems, Inc.	37	1,789
Cerberus Cyber Sentinel Corp.*	128	73
Conduent, Inc.*	468	1,863
CSG Systems International, Inc.	86	4,833
Cyxtera Technologies, Inc.*	102	229
DigitalOcean Holdings, Inc.*	192	6,140
Edgio, Inc.*	379	466
EVERTEC, Inc.	169	6,221
Evo Payments, Inc., Class A*	130	4,401
ExlService Holdings, Inc.*	89	14,641
Fastly, Inc., Class A*	313	4,348
Flywire Corp.*	157	3,883
Grid Dynamics Holdings, Inc.*	148	1,724
Hackett Group, Inc. (The)	74	1,379
I3 Verticals, Inc., Class A*	61	1,501

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
IBEX Holdings Ltd.*	25	699
Information Services Group, Inc.	97	511
International Money Express, Inc.*	86	2,197
Marqeta, Inc., Class A*	1,198	6,948
Maximus, Inc.	167	13,707
MoneyGram International, Inc.*	259	2,810
Payoneer Global, Inc.*	609	3,532
Paysafe Ltd.*	78	1,555
Perficient, Inc.*	94	6,655
PFSweb, Inc.	47	303
Priority Technology Holdings, Inc.*	49	192
Rackspace Technology, Inc.*	159	374
Remitly Global, Inc.*	276	4,038
Repay Holdings Corp.*	242	2,052
Sabre Corp.*	900	4,554
Squarespace, Inc., Class A*	84	1,967
StoneCo Ltd., Class A*	765	6,510
TTEC Holdings, Inc.	52	2,094
Tucows, Inc., Class A*	27	624
Unisys Corp.*	183	911
Verra Mobility Corp.*	387	6,668
		129,671
Leisure Products - 0.1%
Acushnet Holdings Corp.	92	4,440
AMMO, Inc.*	244	476
Clarus Corp.	80	792
Johnson Outdoors, Inc., Class A	15	973
Latham Group, Inc.*	119	378
Malibu Boats, Inc., Class A*	56	3,347
Marine Products Corp.	23	294
MasterCraft Boat Holdings, Inc.*	49	1,655
Smith & Wesson Brands, Inc.	125	1,368
Solo Brands, Inc., Class A*	61	252
Sturm Ruger & Co., Inc.	48	2,797
Topgolf Callaway Brands Corp.*	386	8,947
Vista Outdoor, Inc.*	154	4,398
		30,117
Life Sciences Tools & Services - 0.1%
AbCellera Biologics, Inc.*	571	4,796
Adaptive Biotechnologies Corp.*	308	2,633
Akoya Biosciences, Inc.*	44	507
Alpha Teknova, Inc.*	17	92
Berkeley Lights, Inc.*	156	273
BioLife Solutions, Inc.*	93	2,163
Bionano Genomics, Inc.*	826	1,107
Codexis, Inc.*	169	817
CryoPort, Inc.*	122	2,643
Cytek Biosciences, Inc.*	315	3,245
Inotiv, Inc.*	48	360
MaxCyte, Inc.*	240	1,090
Medpace Holdings, Inc.*	70	13,572
NanoString Technologies, Inc.*	128	1,249
Nautilus Biotechnology, Inc.*	132	280
OmniAb, Inc.*	213	888
Pacific Biosciences of California, Inc.*	623	5,657
Quanterix Corp.*	94	1,034
Quantum-Si, Inc.*	252	459
Science 37 Holdings, Inc.*	174	57
Seer, Inc.*	142	581
Singular Genomics Systems, Inc.*	156	335
SomaLogic, Inc.*	413	1,049
		44,887
Machinery - 0.7%
3D Systems Corp.*	350	3,427
Alamo Group, Inc.	28	5,107
Albany International Corp., Class A	86	8,679
Altra Industrial Motion Corp.	179	11,014
Astec Industries, Inc.	63	2,837
Barnes Group, Inc.	135	5,689
Berkshire Grey, Inc.*	136	180
Blue Bird Corp.*	48	975
Chart Industries, Inc.*	118	15,753
CIRCOR International, Inc.*	51	1,493
Columbus McKinnon Corp.	77	2,858
Desktop Metal, Inc., Class A*	740	1,125
Douglas Dynamics, Inc.	62	2,312
Energy Recovery, Inc.*	152	3,355
Enerpac Tool Group Corp.	158	4,255
EnPro Industries, Inc.	57	6,128
ESCO Technologies, Inc.	71	6,616
Evoqua Water Technologies Corp.*	325	15,782
Fathom Digital Manufacturing Corp.*	27	32
Federal Signal Corp.	165	8,707
Franklin Electric Co., Inc.	127	12,137
Gorman-Rupp Co. (The)	63	1,755
Greenbrier Cos., Inc. (The)	88	2,826
Helios Technologies, Inc.	90	6,097
Hillenbrand, Inc.	191	9,004
Hillman Solutions Corp.*	371	3,298
Hydrofarm Holdings Group, Inc.*	120	230
Hyliion Holdings Corp.*	379	1,073
Hyster-Yale Materials Handling, Inc.	30	1,167
Hyzon Motors, Inc.*	242	315
John Bean Technologies Corp.	87	9,647
Kadant, Inc.	32	6,869
Kennametal, Inc.	225	6,374
Lightning eMotors, Inc.*	109	73
Lindsay Corp.	30	4,515
Luxfer Holdings plc	75	1,243
Manitowoc Co., Inc. (The)*	96	1,815
Markforged Holding Corp.*	314	418
Microvast Holdings, Inc.*	476	614
Miller Industries, Inc.	31	862
Mueller Industries, Inc.	154	11,391
Mueller Water Products, Inc., Class A	430	5,964
Nikola Corp.*	935	2,076
Omega Flex, Inc.	9	1,047
Proterra, Inc.*	617	2,591
Proto Labs, Inc.*	75	2,358
RBC Bearings, Inc.*	79	18,155
REV Group, Inc.	91	1,064
Sarcos Technology and Robotics Corp.*	302	190
Shyft Group, Inc. (The)	95	2,463
SPX Technologies, Inc.*	121	8,523
Standex International Corp.	33	3,817
Tennant Co.	51	3,612
Terex Corp.	184	10,895
Titan International, Inc.*	141	1,750
Trinity Industries, Inc.	227	6,336
Velo3D, Inc.*	158	501

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Wabash National Corp.	131	3,589
Watts Water Technologies, Inc., Class A	76	13,317
Xos, Inc.*	155	119
		276,414
Marine - 0.1%
Costamare, Inc.	146	1,533
Eagle Bulk Shipping, Inc.	37	2,415
Eneti, Inc.	61	645
Genco Shipping & Trading Ltd.	101	1,924
Golden Ocean Group Ltd.	339	3,519
Matson, Inc.	103	6,851
Safe Bulkers, Inc.	198	742
		17,629
Media - 0.1%
AdTheorent Holding Co., Inc.*	102	155
Advantage Solutions, Inc.*	228	502
AMC Networks, Inc., Class A*	83	1,856
Audacy, Inc.*	333	72
Boston Omaha Corp., Class A*	60	1,445
Cardlytics, Inc.*	88	480
Clear Channel Outdoor Holdings, Inc.*	1,018	1,802
Cumulus Media, Inc., Class A*	48	260
Daily Journal Corp.*	3	911
Entravision Communications Corp., Class A	164	1,076
EW Scripps Co. (The), Class A*	161	2,032
Gambling.com Group Ltd.*	25	244
Gannett Co., Inc.*	397	1,203
Gray Television, Inc.	227	2,656
iHeartMedia, Inc., Class A*	333	2,417
Innovid Corp.*	211	356
Integral Ad Science Holding Corp.*	105	1,147
John Wiley & Sons, Inc., Class A	119	5,294
Loyalty Ventures, Inc.*	55	97
Magnite, Inc.*	365	4,062
PubMatic, Inc., Class A*	119	1,806
Quotient Technology, Inc.*	250	945
Scholastic Corp.	82	3,740
Sinclair Broadcast Group, Inc., Class A	111	1,806
Stagwell, Inc.*	212	1,454
TechTarget, Inc.*	75	2,830
TEGNA, Inc.	615	10,701
Thryv Holdings, Inc.*	70	1,669
Urban One, Inc.*	23	157
Urban One, Inc., Class D*	30	150
WideOpenWest, Inc.*	148	1,618
		54,943
Metals & Mining - 0.3%
5E Advanced Materials, Inc.*	106	717
Alpha Metallurgical Resources, Inc.	42	7,045
Arconic Corp.*	280	7,403
ATI, Inc.*	343	13,943
Carpenter Technology Corp.	132	6,380
Century Aluminum Co.*	143	1,726
Coeur Mining, Inc.*	769	2,399
Commercial Metals Co.	323	16,715
Compass Minerals International, Inc.	95	3,660
Constellium SE*	349	5,581
Dakota Gold Corp.*	144	405
Haynes International, Inc.	34	1,860
Hecla Mining Co.	1,527	7,864
Hycroft Mining Holding Corp.*	422	164
Ivanhoe Electric, Inc.*	40	601
Kaiser Aluminum Corp.	44	3,490
Materion Corp.	56	6,254
Novagold Resources, Inc.*	660	3,690
Olympic Steel, Inc.	26	1,365
Piedmont Lithium, Inc.*	48	3,115
PolyMet Mining Corp.*	81	203
Ramaco Resources, Inc.	62	617
Ryerson Holding Corp.	54	1,940
Schnitzer Steel Industries, Inc., Class A	70	2,288
SunCoke Energy, Inc.	230	2,187
TimkenSteel Corp.*	122	2,231
Tredegar Corp.	75	872
Warrior Met Coal, Inc.	142	5,434
Worthington Industries, Inc.	87	5,258
		115,407
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma, Inc.	45	697
Angel Oak Mortgage, Inc.	33	248
Apollo Commercial Real Estate Finance, Inc.	388	4,458
Arbor Realty Trust, Inc.	456	6,877
Ares Commercial Real Estate Corp.	142	1,606
ARMOUR Residential REIT, Inc.	363	1,971
Blackstone Mortgage Trust, Inc., Class A	470	9,950
BrightSpire Capital, Inc.	259	1,914
Broadmark Realty Capital, Inc.	359	1,831
Chicago Atlantic Real Estate Finance, Inc.	15	220
Chimera Investment Corp.	642	4,167
Claros Mortgage Trust, Inc.	254	3,541
Dynex Capital, Inc.	126	1,667
Ellington Financial, Inc.	159	2,046
Franklin BSP Realty Trust, Inc.	229	3,208
Granite Point Mortgage Trust, Inc.	143	857
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	240	7,538
Invesco Mortgage Capital, Inc.	98	1,230
KKR Real Estate Finance Trust, Inc.	158	2,291
Ladder Capital Corp.	314	3,548
MFA Financial, Inc.	284	3,042
New York Mortgage Trust, Inc.	1,021	2,726
Nexpoint Real Estate Finance, Inc.	22	397
Orchid Island Capital, Inc.	93	1,057
PennyMac Mortgage Investment Trust	245	3,192
Ready Capital Corp.	197	2,218
Redwood Trust, Inc.	313	2,382
TPG RE Finance Trust, Inc.	190	1,613
Two Harbors Investment Corp.	238	3,944
		80,436
Multiline Retail - 0.0%(b)
Big Lots, Inc.	78	1,119
Dillard’s, Inc., Class A	11	3,921
Franchise Group, Inc.	72	2,002
		7,042

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Multi-Utilities - 0.1%
Avista Corp.	204	8,389
Black Hills Corp.	179	10,992
NorthWestern Corp.	160	9,245
Unitil Corp.	44	2,390
		31,016
Oil, Gas & Consumable Fuels - 0.8%
Aemetis, Inc.*	83	296
Alto Ingredients, Inc.*	199	581
Amplify Energy Corp.*	98	821
Arch Resources, Inc.	41	6,451
Ardmore Shipping Corp.	113	2,051
Battalion Oil Corp.*	7	63
Berry Corp.	210	1,980
California Resources Corp.	204	8,609
Callon Petroleum Co.*	136	5,271
Centrus Energy Corp., Class A*	29	1,300
Chord Energy Corp.	115	15,481
Civitas Resources, Inc.	204	14,315
Clean Energy Fuels Corp.*	468	2,621
CNX Resources Corp.*	492	7,552
Comstock Resources, Inc.	253	3,071
CONSOL Energy, Inc.	95	5,199
Crescent Energy Co., Class A	108	1,246
CVR Energy, Inc.	82	2,602
Delek US Holdings, Inc.	192	4,833
Denbury, Inc.*	138	11,505
DHT Holdings, Inc.	378	4,374
Dorian LPG Ltd.	85	1,866
Earthstone Energy, Inc., Class A*	120	1,674
Empire Petroleum Corp.*	28	364
Energy Fuels, Inc.*	431	2,892
Equitrans Midstream Corp.	1,135	6,844
Excelerate Energy, Inc., Class A	51	1,102
FLEX LNG Ltd.	79	2,741
Frontline plc	344	6,495
Gevo, Inc.*	543	1,005
Golar LNG Ltd.*	279	6,370
Green Plains, Inc.*	149	5,166
Gulfport Energy Corp.*	30	1,984
HighPeak Energy, Inc.	19	508
International Seaways, Inc.	134	6,893
Kinetik Holdings, Inc.	46	1,369
Kosmos Energy Ltd.*	1,246	9,806
Magnolia Oil & Gas Corp., Class A	481	10,510
Matador Resources Co.	311	16,729
Murphy Oil Corp.	407	15,881
NACCO Industries, Inc., Class A	11	411
NextDecade Corp.*	100	706
Nordic American Tankers Ltd.	566	2,507
Northern Oil and Gas, Inc.	182	5,649
Par Pacific Holdings, Inc.*	135	3,750
PBF Energy, Inc., Class A	271	11,845
Peabody Energy Corp.*	325	8,873
Permian Resources Corp.	574	6,205
Ranger Oil Corp.	53	2,200
REX American Resources Corp.*	44	1,452
Riley Exploration Permian, Inc.	29	887
Ring Energy, Inc.*	260	546
SandRidge Energy, Inc.*	88	1,284
Scorpio Tankers, Inc.	130	7,847
SFL Corp. Ltd.	317	3,271
SilverBow Resources, Inc.*	32	788
Sitio Royalties Corp.	196	4,608
SM Energy Co.	334	9,856
Talos Energy, Inc.*	183	3,259
Teekay Corp.*	190	1,186
Teekay Tankers Ltd., Class A*	63	2,844
Tellurian, Inc.*	1,408	2,098
Uranium Energy Corp.*	974	3,604
Ur-Energy, Inc.*	578	619
VAALCO Energy, Inc.	293	1,374
Vertex Energy, Inc.*	149	1,411
Vital Energy, Inc.*	46	2,364
W&T Offshore, Inc.*	261	1,464
World Fuel Services Corp.	169	4,639
		297,968
Paper & Forest Products - 0.0%(b)
Clearwater Paper Corp.*	46	1,775
Glatfelter Corp.	121	465
Sylvamo Corp.	98	4,834
		7,074
Personal Products - 0.1%
Beauty Health Co. (The)*	262	3,304
BellRing Brands, Inc.*	364	11,240
Edgewell Personal Care Co.	142	6,063
elf Beauty, Inc.*	136	10,166
Herbalife Nutrition Ltd.*	270	5,225
Honest Co., Inc. (The)*	182	508
Inter Parfums, Inc.	50	6,021
Medifast, Inc.	30	3,364
Nature’s Sunshine Products, Inc.*	37	401
Nu Skin Enterprises, Inc., Class A	136	5,418
Thorne HealthTech, Inc.*	38	188
USANA Health Sciences, Inc.*	31	1,884
Veru, Inc.*	179	708
		54,490
Pharmaceuticals - 0.3%
Aclaris Therapeutics, Inc.*	178	2,218
Amneal Pharmaceuticals, Inc.*	284	585
Amphastar Pharmaceuticals, Inc.*	106	3,377
Amylyx Pharmaceuticals, Inc.*	139	4,840
AN2 Therapeutics, Inc.*	31	350
ANI Pharmaceuticals, Inc.*	35	1,464
Arvinas, Inc.*	134	4,107
Atea Pharmaceuticals, Inc.*	211	747
Athira Pharma, Inc.*	94	290
Axsome Therapeutics, Inc.*	88	6,001
Cara Therapeutics, Inc.*	124	1,260
Cassava Sciences, Inc.*	105	2,593
Collegium Pharmaceutical, Inc.*	93	2,467
Corcept Therapeutics, Inc.*	238	4,958
DICE Therapeutics, Inc.*	98	2,924
Edgewise Therapeutics, Inc.*	105	1,006
Esperion Therapeutics, Inc.*	203	1,255
Evolus, Inc.*	98	889
EyePoint Pharmaceuticals, Inc.*	72	240
Fulcrum Therapeutics, Inc.*	120	725
Harmony Biosciences Holdings, Inc.*	72	3,170
Innoviva, Inc.*	175	2,112
Intra-Cellular Therapies, Inc.*	253	12,405
Ligand Pharmaceuticals, Inc.*	42	3,030
Liquidia Corp.*	132	999
Nektar Therapeutics*	501	691
NGM Biopharmaceuticals, Inc.*	112	531
Nuvation Bio, Inc.*	321	623

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Ocular Therapeutix, Inc.*	213	1,287
Pacira BioSciences, Inc.*	124	5,279
Phathom Pharmaceuticals, Inc.*	68	582
Phibro Animal Health Corp., Class A	56	880
Prestige Consumer Healthcare, Inc.*	137	8,254
Provention Bio, Inc.*(c)	174	1,444
Reata Pharmaceuticals, Inc., Class A*	76	2,369
Relmada Therapeutics, Inc.*	75	270
Revance Therapeutics, Inc.*	222	7,703
Scilex Holding Co.*	249	2,154
SIGA Technologies, Inc.	130	890
Supernus Pharmaceuticals, Inc.*	137	5,150
Tarsus Pharmaceuticals, Inc.*	51	790
Theravance Biopharma, Inc.*	180	1,944
Theseus Pharmaceuticals, Inc.*	47	436
Third Harmonic Bio, Inc.*	35	148
Ventyx Biosciences, Inc.*	69	2,984
Xeris Biopharma Holdings, Inc.*	365	504
		108,925
Professional Services - 0.3%
Alight, Inc., Class A*	937	8,995
ASGN, Inc.*	135	11,988
Atlas Technical Consultants, Inc.*	53	648
Barrett Business Services, Inc.	19	1,824
CBIZ, Inc.*	132	6,612
CRA International, Inc.	19	2,365
Exponent, Inc.	140	14,406
First Advantage Corp.*	162	2,351
Forrester Research, Inc.*	31	1,020
Franklin Covey Co.*	34	1,593
Heidrick & Struggles International, Inc.	54	1,854
HireRight Holdings Corp.*	59	650
Huron Consulting Group, Inc.*	54	3,790
ICF International, Inc.	51	5,074
Insperity, Inc.	100	12,409
Kelly Services, Inc., Class A	93	1,556
Kforce, Inc.	55	3,437
Korn Ferry	146	8,160
Legalzoom.com, Inc.*	265	2,165
NV5 Global, Inc.*	37	3,893
Planet Labs PBC*	429	1,978
Red Violet, Inc.*	27	550
Resources Connection, Inc.	89	1,607
Skillsoft Corp.*	224	349
Spire Global, Inc.*	345	355
Sterling Check Corp.*	65	827
TriNet Group, Inc.*	103	8,536
TrueBlue, Inc.*	89	1,664
Upwork, Inc.*	335	3,799
Willdan Group, Inc.*	32	578
		115,033
Real Estate Management & Development - 0.1%
American Realty Investors, Inc.*	4	94
Anywhere Real Estate, Inc.*	296	1,714
Compass, Inc., Class A*	754	2,722
Cushman & Wakefield plc*	439	5,681
DigitalBridge Group, Inc.	436	5,350
Doma Holdings, Inc.*	383	218
Douglas Elliman, Inc.	209	882
eXp World Holdings, Inc.	192	2,319
Forestar Group, Inc.*	50	713
FRP Holdings, Inc.*	18	984
Kennedy-Wilson Holdings, Inc.	326	5,447
Marcus & Millichap, Inc.	69	2,372
Newmark Group, Inc., Class A	373	2,991
Offerpad Solutions, Inc.*	188	107
RE/MAX Holdings, Inc., Class A	49	906
Redfin Corp.*	293	2,171
RMR Group, Inc. (The), Class A	42	1,182
St Joe Co. (The)	95	4,069
Stratus Properties, Inc.	16	341
Tejon Ranch Co.*	57	1,095
Transcontinental Realty Investors, Inc.*	3	131
		41,489
Road & Rail - 0.1%
ArcBest Corp.	67	6,445
Bird Global, Inc., Class A*	485	98
Covenant Logistics Group, Inc.	26	901
Daseke, Inc.*	111	905
Heartland Express, Inc.	129	2,081
Marten Transport Ltd.	161	3,553
PAM Transportation Services, Inc.*	18	522
Saia, Inc.*	73	19,773
TuSimple Holdings, Inc., Class A*	386	741
Universal Logistics Holdings, Inc.	20	594
Werner Enterprises, Inc.	175	8,129
		43,742
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research, Inc., Class A*	132	1,370
Alpha & Omega Semiconductor Ltd.*	61	1,629
Ambarella, Inc.*	101	9,525
Amkor Technology, Inc.	280	7,213
Atomera, Inc.*	57	378
Axcelis Technologies, Inc.*	90	11,569
AXT, Inc.*	114	498
CEVA, Inc.*	63	1,988
Cohu, Inc.*	130	4,836
Credo Technology Group Holding Ltd.*	266	2,822
Diodes, Inc.*	123	11,278
FormFactor, Inc.*	213	6,411
Ichor Holdings Ltd.*	77	2,537
Impinj, Inc.*	59	7,825
indie Semiconductor, Inc., Class A*	282	2,950
Kulicke & Soffa Industries, Inc.	158	8,421
MACOM Technology Solutions Holdings, Inc.*	139	9,527
MaxLinear, Inc.*	201	6,876
Onto Innovation, Inc.*	137	11,298
PDF Solutions, Inc.*	83	3,108
Photronics, Inc.*	165	2,907
Power Integrations, Inc.	157	12,913
Rambus, Inc.*	295	13,048
Rigetti Computing, Inc.*	217	163
Semtech Corp.*	175	5,392
Silicon Laboratories, Inc.*	91	16,246
SiTime Corp.*	45	5,587
SkyWater Technology, Inc.*	31	407
SMART Global Holdings, Inc.*	132	2,204
Synaptics, Inc.*	109	12,820
Transphorm, Inc.*	63	238
Ultra Clean Holdings, Inc.*	125	3,983

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Veeco Instruments, Inc.*	140	2,978
		190,945
Software - 0.8%
8x8, Inc.*	307	1,633
A10 Networks, Inc.	176	2,679
ACI Worldwide, Inc.*	309	7,988
Adeia, Inc.	288	2,840
Agilysys, Inc.*	55	4,395
Alarm.com Holdings, Inc.*	133	6,760
Alkami Technology, Inc.*	100	1,536
Altair Engineering, Inc., Class A*	143	9,161
American Software, Inc., Class A	87	1,178
Amplitude, Inc., Class A*	154	2,033
Appfolio, Inc., Class A*	53	6,999
Appian Corp., Class A*	111	4,601
Applied Digital Corp.*	186	493
Arteris, Inc.*	49	322
Asana, Inc., Class A*	203	3,002
AvePoint, Inc.*	361	1,805
Blackbaud, Inc.*	128	7,128
Blackline, Inc.*	152	10,391
Blend Labs, Inc., Class A*	522	825
Box, Inc., Class A*	386	12,873
C3.ai, Inc., Class A*	162	3,658
Cerence, Inc.*	108	2,957
Cipher Mining, Inc.*	108	164
Cleanspark, Inc.*	126	348
Clear Secure, Inc., Class A	172	5,287
CommVault Systems, Inc.*	123	7,242
Consensus Cloud Solutions, Inc.*	52	2,134
Couchbase, Inc.*	78	1,268
CS Disco, Inc.*	62	434
Cvent Holding Corp.*	125	907
Digimarc Corp.*(c)	38	775
Digital Turbine, Inc.*	259	2,782
Domo, Inc., Class B*	85	1,306
Duck Creek Technologies, Inc.*	213	4,034
E2open Parent Holdings, Inc.*	550	3,410
Ebix, Inc.	73	1,269
eGain Corp.*	58	453
Enfusion, Inc., Class A*	74	793
EngageSmart, Inc.*	98	2,062
Envestnet, Inc.*	152	9,501
Everbridge, Inc.*	110	3,595
EverCommerce, Inc.*	66	660
ForgeRock, Inc., Class A*	105	2,146
Greenidge Generation Holdings, Inc.*	40	21
Instructure Holdings, Inc.*	48	1,237
Intapp, Inc.*	40	1,583
InterDigital, Inc.	82	5,985
IronNet, Inc.*	182	87
Kaleyra, Inc.*	87	74
Latch, Inc.*	300	237
LivePerson, Inc.*	194	1,963
LiveRamp Holdings, Inc.*	182	4,301
LiveVox Holdings, Inc.*	62	141
Marathon Digital Holdings, Inc.*	323	2,293
Matterport, Inc.*	618	1,885
MeridianLink, Inc.*	63	993
MicroStrategy, Inc., Class A*	26	6,819
Mitek Systems, Inc.*	116	1,079
Model N, Inc.*	101	3,353
Momentive Global, Inc.*	360	2,484
N-able, Inc.*	188	2,226
NextNav, Inc.*	185	511
Olo, Inc., Class A*	248	1,967
ON24, Inc.*	115	1,109
OneSpan, Inc.*	109	1,474
PagerDuty, Inc.*	239	7,137
Porch Group, Inc.*	226	565
PowerSchool Holdings, Inc., Class A*	126	2,892
Progress Software Corp.	119	6,835
PROS Holdings, Inc.*	113	2,948
Q2 Holdings, Inc.*	154	4,971
Qualys, Inc.*	106	12,524
Rapid7, Inc.*	163	7,710
Rimini Street, Inc.*	136	582
Riot Platforms, Inc.*	437	2,731
Sapiens International Corp. NV	88	1,815
SecureWorks Corp., Class A*	28	212
ShotSpotter, Inc.*	25	852
SolarWinds Corp.*	133	1,133
Sprout Social, Inc., Class A*	129	7,866
SPS Commerce, Inc.*	100	15,064
Sumo Logic, Inc.*	320	3,798
Telos Corp.*	149	577
Tenable Holdings, Inc.*	309	13,667
Terawulf, Inc.*	60	39
Upland Software, Inc.*	82	475
Varonis Systems, Inc.*	301	8,151
Verint Systems, Inc.*	176	6,579
Veritone, Inc.*	86	610
Viant Technology, Inc., Class A*	40	157
Weave Communications, Inc.*	87	450
WM Technology, Inc.*	209	231
Workiva, Inc.*	132	11,774
Xperi, Inc.*	115	1,344
Yext, Inc.*	314	2,305
Zeta Global Holdings Corp., Class A*	306	3,247
Zuora, Inc., Class A*	343	2,905
		319,795
Specialty Retail - 0.4%
Aaron’s Co., Inc. (The)	84	1,205
Abercrombie & Fitch Co., Class A*	134	3,941
Academy Sports & Outdoors, Inc.	214	12,658
American Eagle Outfitters, Inc.	425	6,107
America’s Car-Mart, Inc.*	16	1,359
Arko Corp.	230	1,845
Asbury Automotive Group, Inc.*	61	13,853
Bed Bath & Beyond, Inc.*	212	299
Big 5 Sporting Goods Corp.	59	521
Boot Barn Holdings, Inc.*	81	6,273
Buckle, Inc. (The)	83	3,386
Build-A-Bear Workshop, Inc.*	37	775
Caleres, Inc.	97	2,533
Camping World Holdings, Inc., Class A	107	2,443
Cato Corp. (The), Class A	50	462
Chico’s FAS, Inc.*	338	1,943
Children’s Place, Inc. (The)*	35	1,465
Citi Trends, Inc.*	22	617
Conn’s, Inc.*	36	309
Container Store Group, Inc. (The)*	90	391
Designer Brands, Inc., Class A	140	1,371
Destination XL Group, Inc.*	158	945

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
EVgo, Inc.*	188	1,115
Express, Inc.*	177	181
Foot Locker, Inc.	223	9,750
Genesco, Inc.*	35	1,574
Group 1 Automotive, Inc.	39	8,622
GrowGeneration Corp.*	158	669
Guess?, Inc.	86	1,809
Haverty Furniture Cos., Inc.	40	1,510
Hibbett, Inc.	35	2,518
JOANN, Inc.	30	109
LL Flooring Holdings, Inc.*	79	399
MarineMax, Inc.*	58	1,948
Monro, Inc.	86	4,338
Murphy USA, Inc.	58	14,795
National Vision Holdings, Inc.*	216	8,070
ODP Corp. (The)*	110	4,981
OneWater Marine, Inc., Class A*	31	862
Sally Beauty Holdings, Inc.*	296	4,763
Shoe Carnival, Inc.	48	1,265
Signet Jewelers Ltd.	126	9,024
Sleep Number Corp.*	59	2,352
Sonic Automotive, Inc., Class A	50	2,844
Sportsman’s Warehouse Holdings, Inc.*	106	953
Tile Shop Holdings, Inc.*	85	464
Tilly’s, Inc., Class A*	62	538
Torrid Holdings, Inc.*	40	109
TravelCenters of America, Inc.*	35	2,952
Upbound Group, Inc.	138	3,705
Urban Outfitters, Inc.*	176	4,743
Volta, Inc.*	341	293
Warby Parker, Inc., Class A*	230	2,992
Winmark Corp.	8	2,336
Zumiez, Inc.*	43	1,000
		168,284
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.*	96	2,790
CompoSecure, Inc.*	23	159
Corsair Gaming, Inc.*	106	1,855
Diebold Nixdorf, Inc.*	202	650
Eastman Kodak Co.*	158	546
IonQ, Inc.*	328	1,555
Super Micro Computer, Inc.*	128	12,540
Turtle Beach Corp.*	43	348
Xerox Holdings Corp.	316	5,211
		25,654
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc., Class A*	266	761
Crocs, Inc.*	167	20,325
Ermenegildo Zegna NV	165	2,148
Fossil Group, Inc.*	130	563
G-III Apparel Group Ltd.*	119	1,977
Kontoor Brands, Inc.	153	7,979
Movado Group, Inc.	43	1,489
Oxford Industries, Inc.	42	4,940
PLBY Group, Inc.*	114	243
Rocky Brands, Inc.	19	506
Steven Madden Ltd.	212	7,696
Superior Group of Cos., Inc.	33	382
Unifi, Inc.*	40	414
Wolverine World Wide, Inc.	214	3,584
		53,007
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc.*	158	7,488
Blue Foundry Bancorp*	71	869
Bridgewater Bancshares, Inc.*	56	824
Capitol Federal Financial, Inc.	359	3,012
Columbia Financial, Inc.*	94	1,983
Enact Holdings, Inc.	83	2,013
Essent Group Ltd.	291	12,498
Federal Agricultural Mortgage Corp., Class C	25	3,546
Finance of America Cos., Inc., Class A*	108	158
Greene County Bancorp, Inc.	9	507
Hingham Institution For Savings (The)	4	1,139
Home Bancorp, Inc.	20	791
Home Point Capital, Inc.	22	34
Kearny Financial Corp.	164	1,646
Luther Burbank Corp.	41	477
Merchants Bancorp	43	1,301
Mr Cooper Group, Inc.*	191	8,868
NMI Holdings, Inc., Class A*	227	5,298
Northfield Bancorp, Inc.	118	1,736
PennyMac Financial Services, Inc.	74	4,475
Pioneer Bancorp, Inc.*	32	362
Provident Bancorp, Inc.	40	367
Provident Financial Services, Inc.	202	4,717
Radian Group, Inc.	435	9,287
Southern Missouri Bancorp, Inc.	22	1,018
Sterling Bancorp, Inc.*	48	298
TrustCo Bank Corp.	52	1,948
Velocity Financial, Inc.*	24	231
Walker & Dunlop, Inc.	85	7,414
Waterstone Financial, Inc.	52	837
WSFS Financial Corp.	169	8,435
		93,577
Tobacco - 0.0%(b)
22nd Century Group, Inc.*	447	404
Turning Point Brands, Inc.	41	980
Universal Corp.	67	3,389
Vector Group Ltd.	397	5,268
		10,041
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.	57	1,072
Applied Industrial Technologies, Inc.	106	15,143
Beacon Roofing Supply, Inc.*	142	9,230
BlueLinx Holdings, Inc.*	24	2,025
Boise Cascade Co.	109	7,533
Custom Truck One Source, Inc.*	165	1,195
Distribution Solutions Group, Inc.*	14	622
DXP Enterprises, Inc.*	42	1,214
GATX Corp.	97	10,582
Global Industrial Co.	36	1,013
GMS, Inc.*	118	7,164
H&E Equipment Services, Inc.	88	4,884
Herc Holdings, Inc.	69	9,908
Hudson Technologies, Inc.*	119	1,206
Karat Packaging, Inc.	16	248
McGrath RentCorp	67	6,890
MRC Global, Inc.*	229	2,565
NOW, Inc.*	304	3,906
Rush Enterprises, Inc., Class A	115	6,518
Rush Enterprises, Inc., Class B	18	1,080

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Textainer Group Holdings Ltd.	120	3,950
Titan Machinery, Inc.*	56	2,564
Transcat, Inc.*	20	1,800
Triton International Ltd.	161	11,099
Veritiv Corp.	36	5,452
		118,863
Water Utilities - 0.1%
American States Water Co.	102	9,109
Artesian Resources Corp., Class A	23	1,295
California Water Service Group	150	8,586
Global Water Resources, Inc.	38	501
Middlesex Water Co.	48	3,672
Pure Cycle Corp.*	54	477
SJW Group	75	5,733
York Water Co. (The)	39	1,696
		31,069
Wireless Telecommunication Services - 0.0%(b)
Gogo, Inc.*	137	2,255
KORE Group Holdings, Inc.*	116	199
Shenandoah Telecommunications Co.	134	2,616
Telephone and Data Systems, Inc.	278	3,528
United States Cellular Corp.*	41	989
		9,587
TOTAL COMMON STOCKS (Cost $5,869,522)		6,721,761

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—
TOTAL RIGHTS (Cost $99)		—

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $9)	9	9

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.2%

REPURCHASE AGREEMENTS(g) - 16.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $6,370,445
(Cost $6,369,655)	6,369,655	6,369,655
U.S. TREASURY OBLIGATIONS - 67.5%
U.S. Treasury Bills
4.57%, 5/4/2023(h) (Cost $25,731,788)	25,940,000	25,733,437

TOTAL SHORT-TERM INVESTMENTS (Cost $32,101,443)		32,103,092
Total Investments - 101.9% (Cost $37,971,073)		38,824,862
Liabilities in excess of other assets - (1.9%)		(710,319)
Net Assets - 100.0%		38,114,543

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $1,318, collateralized in the form of cash with a value of $9 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,357 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $1,366.
(d)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $9.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of February 28, 2023.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	45	3/13/2023	USD	$2,977,031	$53,022

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
234,505	4/10/2023	Morgan Stanley & Co. International plc	5.02%	iShares® MSCI Emerging Markets ETF	(75,811)
(2,274,896)	3/7/2023	Societe Generale	(4.77)%	S&P 500® Total Return Index	33,371
17,073	3/7/2023	Societe Generale	4.92%	Russell 2000® Total Return Index	(118,546)
1,375,054	3/6/2024	Societe Generale	4.32%	iShares® MSCI Emerging Markets ETF	64,915
1,554,127	3/7/2023	Societe Generale	5.07%	iShares® MSCI EAFE ETF	(268,690)
55,013	3/7/2023	UBS AG	4.57%	Russell 2000® Total Return Index	(122,328)
657,971	11/6/2023	UBS AG	4.37%	iShares® MSCI Emerging Markets ETF	(528,222)
2,521,967	4/8/2024	UBS AG	4.77%	iShares® MSCI EAFE ETF	402,108
4,140,814					(613,203)
				Total Unrealized Appreciation	500,394
				Total Unrealized Depreciation	(1,113,597)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.8%

Aerospace & Defense - 3.5%
Bombardier, Inc.
7.88%, 4/15/2027(a)	1,232,000	1,225,016
Rolls-Royce plc
5.75%, 10/15/2027(a)	436,000	420,880
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	480,000	479,568
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,207,000	1,191,142
5.50%, 11/15/2027	1,148,000	1,057,587
		4,374,193
Airlines - 3.9%
Air Canada
3.88%, 8/15/2026(a)	494,000	445,164
American Airlines, Inc.
5.50%, 4/20/2026(a)	1,739,000	1,691,863
5.75%, 4/20/2029(a)	745,000	708,763
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	518,000	481,476
United Airlines, Inc.
4.38%, 4/15/2026(a)	321,000	300,920
4.63%, 4/15/2029(a)	1,416,000	1,255,293
		4,883,479
Auto Components - 1.7%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	451,000	374,330
Clarios Global LP
8.50%, 5/15/2027(a)(b)	837,000	832,047
Icahn Enterprises LP
6.25%, 5/15/2026	921,000	893,370
5.25%, 5/15/2027	69,000	63,819
		2,163,566
Automobiles - 1.0%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025(a)(b)	483,000	481,792
Ford Motor Co.
3.25%, 2/12/2032	1,042,000	787,532
		1,269,324
Building Products - 1.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	541,000	454,181
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(a)	425,000	377,230
Standard Industries, Inc.
4.38%, 7/15/2030(a)	281,000	233,933
3.38%, 1/15/2031(a)	554,000	425,182
		1,490,526
Capital Markets - 2.0%
Coinbase Global, Inc.
3.63%, 10/1/2031(a)	967,000	579,116
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	558,000	486,617
MSCI, Inc.
4.00%, 11/15/2029(a)	1,050,000	927,938
3.88%, 2/15/2031(a)	648,000	558,090
		2,551,761
Chemicals - 1.0%
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	443,000	383,049
Tronox, Inc.
4.63%, 3/15/2029(a)	432,000	352,080
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	651,000	523,794
		1,258,923
Commercial Services & Supplies - 2.8%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,185,000	1,125,466
Aramark Services, Inc.
6.38%, 5/1/2025(a)	11,000	10,928
Madison IAQ LLC
5.88%, 6/30/2029(a)	432,000	344,034
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)	605,000	572,481
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	883,000	853,199
Vericast Corp.
11.00%, 9/15/2026(a)	522,000	557,235
		3,463,343
Communications Equipment - 0.8%
CommScope, Inc.
6.00%, 3/1/2026(a)	824,000	794,000
4.75%, 9/1/2029(a)	214,000	174,926
		968,926
Consumer Finance - 2.0%
Curo Group Holdings Corp.
7.50%, 8/1/2028(a)	500,000	203,614
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	873,000	803,553
OneMain Finance Corp.
6.13%, 3/15/2024	804,000	792,718
7.13%, 3/15/2026	388,000	377,128
VistaJet Malta Finance plc
6.38%, 2/1/2030(a)	325,000	284,469
		2,461,482
Containers & Packaging - 2.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	424,000	339,997
Ardagh Packaging Finance plc
4.13%, 8/15/2026(a)	579,000	526,890
Ball Corp.
2.88%, 8/15/2030	444,000	354,401
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030(a)	457,000	412,845
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026(a)	500,000	503,865
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	510,000	444,898
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(c)	467,000	441,315
		3,024,211

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Diversified Financial Services - 1.3%
Jefferies Finance LLC
5.00%, 8/15/2028(a)	416,000	351,082
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	394,000	339,825
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(b)	791,000	514,150
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	418,000	419,567
		1,624,624
Diversified Telecommunication Services - 6.5%
Altice France SA
5.13%, 7/15/2029(a)	1,429,000	1,102,647
5.50%, 10/15/2029(a)	328,000	255,738
CCO Holdings LLC
4.75%, 3/1/2030(a)	1,023,000	862,808
4.25%, 2/1/2031(a)	1,428,000	1,146,256
Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	1,357,000	1,200,945
Iliad Holding SASU
6.50%, 10/15/2026(a)	491,000	458,890
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	1,000,000	867,300
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	817,000	557,603
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	423,000	383,306
Windstream Escrow LLC
7.75%, 8/15/2028(a)	697,000	569,588
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	819,000	630,630
6.13%, 3/1/2028(a)	246,000	154,965
		8,190,676
Electric Utilities - 1.8%
NRG Energy, Inc.
3.63%, 2/15/2031(a)	173,000	134,092
3.88%, 2/15/2032(a)	629,000	487,815
PG&E Corp.
5.00%, 7/1/2028	64,000	58,435
5.25%, 7/1/2030	672,000	599,760
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	625,000	592,257
5.00%, 7/31/2027(a)	406,000	377,747
		2,250,106
Electrical Equipment - 0.3%
Sensata Technologies BV
4.00%, 4/15/2029(a)	489,000	431,283

Energy Equipment & Services - 0.8%
Transocean, Inc.
8.75%, 2/15/2030(a)	288,000	292,328
Weatherford International Ltd.
8.63%, 4/30/2030(a)	691,000	690,067
		982,395
Entertainment - 0.9%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	498,000	351,658
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	470,000	461,709
ROBLOX Corp.
3.88%, 5/1/2030(a)	462,000	379,815
		1,193,182
Equity Real Estate Investment Trusts (REITs) - 2.2%
Iron Mountain, Inc.
5.25%, 7/15/2030(a)	117,000	102,017
4.50%, 2/15/2031(a)	948,000	784,922
SBA Communications Corp.
3.88%, 2/15/2027	26,000	23,525
3.13%, 2/1/2029	1,297,000	1,070,933
Uniti Group LP
7.88%, 2/15/2025(a)	796,000	811,455
		2,792,852
Food & Staples Retailing - 1.8%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	209,000	196,460
3.50%, 3/15/2029(a)	914,000	774,811
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	591,000	560,439
4.25%, 8/1/2029(a)	260,000	227,014
US Foods, Inc.
6.25%, 4/15/2025(a)	488,000	486,249
		2,244,973
Food Products - 1.3%
Darling Ingredients, Inc.
6.00%, 6/15/2030(a)	434,000	419,350
Post Holdings, Inc.
4.63%, 4/15/2030(a)	548,000	475,127
4.50%, 9/15/2031(a)	884,000	744,526
		1,639,003
Health Care Equipment & Supplies - 1.8%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	387,000	355,738
Medline Borrower LP
3.88%, 4/1/2029(a)	1,045,000	872,847
5.25%, 10/1/2029(a)	1,190,000	983,981
		2,212,566
Health Care Providers & Services - 4.5%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	1,076,000	1,049,100
5.63%, 3/15/2027(a)	516,000	452,878
DaVita, Inc.
4.63%, 6/1/2030(a)	1,014,000	835,708
3.75%, 2/15/2031(a)	687,000	520,492
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	548,000	466,429
Select Medical Corp.
6.25%, 8/15/2026(a)	469,000	447,895
Tenet Healthcare Corp.
4.88%, 1/1/2026	1,220,000	1,161,973
6.13%, 10/1/2028	772,000	714,100
		5,648,575

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Health Care Technology - 0.6%
IQVIA, Inc.
5.00%, 5/15/2027(a)	790,000	751,661

Hotels, Restaurants & Leisure - 9.4%
1011778 BC ULC
3.88%, 1/15/2028(a)	1,056,000	939,595
4.00%, 10/15/2030(a)	1,470,000	1,214,102
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	1,267,000	1,255,955
7.00%, 2/15/2030(a)	500,000	503,750
Carnival Corp.
5.75%, 3/1/2027(a)	1,243,000	1,019,260
4.00%, 8/1/2028(a)	1,174,000	991,830
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	960,000	891,600
Cedar Fair LP
5.50%, 5/1/2025(a)	455,000	449,424
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	504,000	435,910
6.75%, 1/15/2030(a)	739,000	612,106
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	293,000	249,319
3.63%, 2/15/2032(a)	1,024,000	840,694
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026(a)	463,000	433,725
NCL Corp. Ltd.
5.88%, 3/15/2026(a)	871,000	753,415
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(a)	464,000	494,216
5.50%, 4/1/2028(a)	730,000	636,268
Yum! Brands, Inc.
3.63%, 3/15/2031	18,000	15,059
		11,736,228
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp.
4.50%, 2/15/2028(a)	796,000	716,418
5.13%, 3/15/2028(a)	405,000	359,320
		1,075,738
Insurance - 1.4%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	553,000	502,555
HUB International Ltd.
7.00%, 5/1/2026(a)	685,000	673,269
NFP Corp.
6.88%, 8/15/2028(a)	728,000	619,965
		1,795,789
Internet & Direct Marketing Retail - 0.1%
Rakuten Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031(a)(d)(e)	167,000	104,425

IT Services - 0.6%
Block, Inc.
2.75%, 6/1/2026	733,000	654,031
3.50%, 6/1/2031	50,000	40,395
		694,426
Machinery - 1.0%
Chart Industries, Inc.
7.50%, 1/1/2030(a)	596,000	604,940
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	674,000	610,469
		1,215,409
Media - 10.7%
AMC Networks, Inc.
4.25%, 2/15/2029	440,000	323,391
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	882,000	787,185
7.50%, 6/1/2029(a)(b)	168,000	136,080
CMG Media Corp.
8.88%, 12/15/2027(a)	50,000	33,649
CSC Holdings LLC
5.75%, 1/15/2030(a)	1,416,000	806,907
4.63%, 12/1/2030(a)	593,000	318,663
Directv Financing LLC
5.88%, 8/15/2027(a)	1,489,000	1,329,700
DISH DBS Corp.
5.25%, 12/1/2026(a)	2,444,000	2,046,850
DISH Network Corp.
11.75%, 11/15/2027(a)	500,000	506,875
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	458,000	340,043
iHeartCommunications, Inc.
8.38%, 5/1/2027(b)	548,000	482,240
News Corp.
3.88%, 5/15/2029(a)	463,000	396,768
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	503,000	467,152
4.75%, 11/1/2028(a)	552,000	482,597
Radiate Holdco LLC
6.50%, 9/15/2028(a)	849,000	399,474
Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	816,000	697,680
3.88%, 9/1/2031(a)	1,000,000	777,500
Stagwell Global LLC
5.63%, 8/15/2029(a)	518,000	444,185
TEGNA, Inc.
4.63%, 3/15/2028	735,000	652,313
5.00%, 9/15/2029	92,000	81,910
Univision Communications, Inc.
6.63%, 6/1/2027(a)	226,000	215,292
4.50%, 5/1/2029(a)	924,000	779,336
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	674,000	569,045
VZ Secured Financing BV
5.00%, 1/15/2032(a)	399,000	328,221
		13,403,056

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Metals & Mining - 1.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	1,095,000	1,027,329
Novelis Corp.
4.75%, 1/30/2030(a)	624,000	548,190
		1,575,519
Multiline Retail - 0.3%
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	354,000	341,610

Oil, Gas & Consumable Fuels - 7.4%
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	428,000	421,315
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	449,000	413,080
CQP Holdco LP
5.50%, 6/15/2031(a)	587,000	513,747
DT Midstream, Inc.
4.38%, 6/15/2031(a)	1,073,000	898,637
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	407,000	330,940
Genesis Energy LP
8.00%, 1/15/2027	410,000	400,472
ITT Holdings LLC
6.50%, 8/1/2029(a)	509,000	418,332
Kinetik Holdings LP
5.88%, 6/15/2030(a)	410,000	376,542
Matador Resources Co.
5.88%, 9/15/2026	381,000	367,362
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	423,000	395,573
6.50%, 9/30/2026(a)	637,000	582,855
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	762,000	727,711
Occidental Petroleum Corp.
6.63%, 9/1/2030	552,000	567,180
6.45%, 9/15/2036	618,000	621,090
Southwestern Energy Co.
5.38%, 3/15/2030	151,000	138,165
4.75%, 2/1/2032	804,000	691,255
Tullow Oil plc
10.25%, 5/15/2026(a)	754,000	611,494
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031(a)	611,000	524,085
3.88%, 11/1/2033(a)	249,000	203,035
		9,202,870
Pharmaceuticals - 2.6%
Bausch Health Cos., Inc.
4.88%, 6/1/2028(a)	700,000	437,297
11.00%, 9/30/2028(a)	808,000	632,217
Organon & Co.
4.13%, 4/30/2028(a)	2,438,000	2,152,023
5.13%, 4/30/2031(a)	3,000	2,546
		3,224,083
Real Estate Management & Development - 0.3%
Realogy Group LLC
5.25%, 4/15/2030(a)	524,000	358,940

Road & Rail - 1.2%
Hertz Corp. (The)
5.00%, 12/1/2029(a)	468,000	388,547
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,078,000	1,099,668
		1,488,215
Software - 3.9%
AthenaHealth Group, Inc.
6.50%, 2/15/2030(a)	914,000	722,876
Cloud Software Group Holdings, Inc.
6.50%, 3/31/2029(a)	1,431,000	1,240,273
McAfee Corp.
7.38%, 2/15/2030(a)	858,000	679,987
NCR Corp.
5.13%, 4/15/2029(a)	476,000	406,606
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	1,146,000	1,078,354
Veritas US, Inc.
7.50%, 9/1/2025(a)	920,000	708,269
		4,836,365
Specialty Retail - 3.6%
Bath & Body Works, Inc.
6.63%, 10/1/2030(a)	464,000	439,357
Carvana Co.
10.25%, 5/1/2030(a)	1,571,000	967,817
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	415,000	336,683
Michaels Cos., Inc. (The)
7.88%, 5/1/2029(a)	423,000	318,308
PetSmart, Inc.
4.75%, 2/15/2028(a)	1,128,000	1,033,203
7.75%, 2/15/2029(a)	182,000	176,994
Staples, Inc.
7.50%, 4/15/2026(a)	1,057,000	940,730
10.75%, 4/15/2027(a)	371,000	284,112
		4,497,204
Thrifts & Mortgage Finance - 0.7%
Rocket Mortgage LLC
3.88%, 3/1/2031(a)	1,092,000	851,074

Trading Companies & Distributors - 2.5%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028(a)	463,000	413,151
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	510,000	438,593
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	520,000	489,840
Imola Merger Corp.
4.75%, 5/15/2029(a)	703,000	593,701
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	962,000	971,985

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
7.25%, 6/15/2028(a)	228,000	231,019
		3,138,289
Wireless Telecommunication Services - 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,112,000	892,227
4.75%, 7/15/2031(a)	86,000	71,225
		963,452
TOTAL CORPORATE BONDS (Cost $132,428,110)		118,374,322

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $2,255,793)	2,255,793	2,255,793

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.5%

REPURCHASE AGREEMENTS(g) - 1.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,902,920
(Cost $1,902,684)	1,902,684	1,902,684

Total Investments - 98.1% (Cost $136,586,587)		122,532,799
Other assets less liabilities - 1.9%		2,432,011
Net Assets - 100.0%		124,964,810

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $2,108,655, collateralized in the form of cash with a value of $2,255,793 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $195,141 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.13% – 1.25%, and maturity dates ranging from May 31, 2028 – August 31, 2028. The total value of collateral is $2,450,934.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2023.
(d)	Perpetual security. The rate reflected was the rate in effect on February 28, 2023. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of February 28, 2023.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $2,255,793.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	374	6/21/2023	USD	$41,759,437	$104,330
U.S. Treasury 2 Year Note	121	6/30/2023	USD	24,650,914	49,142
U.S. Treasury 5 Year Note	517	6/30/2023	USD	55,347,274	164,239
					$317,711

Abbreviations
USD	U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.2%

REPURCHASE AGREEMENTS(a) - 90.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $41,982,904
(Cost $41,977,694)	41,977,694	41,977,694

Total Investments - 90.2% (Cost $41,977,694)		41,977,694
Other assets less liabilities - 9.8%		4,556,420
Net Assets - 100.0%		46,534,114

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
18,935,940	4/11/2023	Citibank NA	4.31%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	1,602,409
28,722,061	4/11/2023	Citibank NA	4.22%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(1,829,436)
27,533,887	4/11/2023	Societe Generale	4.66%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	3,813,588
38,668,064	4/11/2023	Societe Generale	4.11%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(3,323,487)
113,859,952					263,074
				Total Unrealized Appreciation	5,415,997
				Total Unrealized Depreciation	(5,152,923)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
[d]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_February.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.6%

Aerospace & Defense - 0.8%
Lockheed Martin Corp.
4.07%, 12/15/2042	321,000	280,009
Raytheon Technologies Corp.
4.50%, 6/1/2042	2,995,000	2,685,143
		2,965,152
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,636,000	1,806,423

Automobiles - 1.3%
General Motors Co.
6.25%, 10/2/2043	2,663,000	2,504,026
5.20%, 4/1/2045	493,000	405,627
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031	1,575,000	1,947,946
		4,857,599
Banks - 24.7%
Banco Santander SA
3.31%, 6/27/2029	106,000	93,946
3.49%, 5/28/2030	2,123,000	1,828,955
Bank of America Corp.
6.11%, 1/29/2037	97,000	99,564
7.75%, 5/14/2038	2,788,000	3,286,704
5.88%, 2/7/2042	4,175,000	4,338,537
Bank of America NA
6.00%, 10/15/2036	1,956,000	2,022,966
Bank of Nova Scotia (The)
4.85%, 2/1/2030	1,000,000	969,111
Barclays plc
5.25%, 8/17/2045	2,985,000	2,769,586
Citigroup, Inc.
6.63%, 6/15/2032	2,001,000	2,111,692
6.68%, 9/13/2043	3,294,000	3,629,850
4.75%, 5/18/2046	4,224,000	3,614,058
Cooperatieve Rabobank UA
5.25%, 5/24/2041	1,000	1,050
5.75%, 12/1/2043	4,318,000	4,335,082
Fifth Third Bancorp
8.25%, 3/1/2038	1,175,000	1,464,379
HSBC Holdings plc
6.50%, 5/2/2036	587,000	606,046
6.50%, 9/15/2037	4,063,000	4,227,138
5.25%, 3/14/2044	2,436,000	2,196,528
ING Groep NV
4.55%, 10/2/2028(a)	561,000	535,775
4.05%, 4/9/2029	2,067,000	1,913,200
JPMorgan Chase & Co.
6.40%, 5/15/2038	1,768,000	1,932,670
5.50%, 10/15/2040	6,331,000	6,366,569
4.85%, 2/1/2044	1,556,000	1,454,573
4.95%, 6/1/2045	873,000	800,791
Lloyds Banking Group plc
4.34%, 1/9/2048	500,000	384,793
Mitsubishi UFJ Financial Group, Inc.
4.05%, 9/11/2028	1,350,000	1,292,681
3.74%, 3/7/2029	2,985,000	2,731,763
3.20%, 7/18/2029	122,000	107,143
2.05%, 7/17/2030	731,000	581,874
3.75%, 7/18/2039	3,915,000	3,287,579
Mizuho Financial Group, Inc.
2.56%, 9/13/2031	1,075,000	837,456
Royal Bank of Canada
2.30%, 11/3/2031(a)	4,827,000	3,869,318
3.88%, 5/4/2032	370,000	332,906
Sumitomo Mitsui Financial Group, Inc.
1.90%, 9/17/2028	4,798,000	3,983,858
3.04%, 7/16/2029	1,223,000	1,059,855
5.71%, 1/13/2030	1,150,000	1,158,504
2.75%, 1/15/2030	650,000	549,200
2.13%, 7/8/2030	2,502,000	1,995,893
2.22%, 9/17/2031	1,803,000	1,402,702
5.77%, 1/13/2033	650,000	655,173
Toronto-Dominion Bank (The)
3.20%, 3/10/2032	3,486,000	2,985,801
4.46%, 6/8/2032	202,000	190,064
Wells Fargo & Co.
5.61%, 1/15/2044	4,937,000	4,796,717
3.90%, 5/1/2045	123,000	97,192
4.90%, 11/17/2045	3,259,000	2,874,373
4.40%, 6/14/2046	500,000	408,877
Wells Fargo Bank NA
6.60%, 1/15/2038	1,718,000	1,868,528
Westpac Banking Corp.
1.95%, 11/20/2028	1,647,000	1,406,801
2.15%, 6/3/2031	1,312,000	1,092,678
4.42%, 7/24/2039	235,000	196,906
3.13%, 11/18/2041	3,105,000	2,115,664
		92,863,069
Beverages - 3.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	1,627,000	1,517,217
Coca-Cola Co. (The)
2.13%, 9/6/2029	1,922,000	1,645,122
3.45%, 3/25/2030	1,570,000	1,445,098
1.65%, 6/1/2030	3,642,000	2,950,060
1.38%, 3/15/2031	48,000	37,324
2.25%, 1/5/2032(a)	2,904,000	2,394,300
2.50%, 6/1/2040	2,489,000	1,801,488
2.50%, 3/15/2051	846,000	550,119
Molson Coors Beverage Co.
5.00%, 5/1/2042	1,889,000	1,691,094
		14,031,822
Biotechnology - 0.7%
AbbVie, Inc.
4.40%, 11/6/2042	3,129,000	2,706,689

Capital Markets - 6.5%
Credit Suisse Group AG
4.88%, 5/15/2045	2,505,000	1,803,762

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	14,000	14,748
6.75%, 10/1/2037	1,243,000	1,318,983
6.25%, 2/1/2041	7,255,000	7,765,083
5.15%, 5/22/2045	2,419,000	2,237,544
Jefferies Financial Group, Inc.
4.15%, 1/23/2030	1,177,000	1,062,194
Morgan Stanley
6.38%, 7/24/2042	977,000	1,071,688
4.38%, 1/22/2047	6,961,000	6,058,649
Nomura Holdings, Inc.
3.10%, 1/16/2030	1,432,000	1,210,984
2.68%, 7/16/2030	1,161,000	942,132
2.61%, 7/14/2031	1,432,000	1,122,592
		24,608,359
Communications Equipment - 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	4,107,000	4,485,599
5.50%, 1/15/2040	536,000	562,411
		5,048,010
Consumer Finance - 1.2%
Ally Financial, Inc.
8.00%, 11/1/2031	2,301,000	2,492,596
American Express Co.
4.05%, 12/3/2042	1,321,000	1,164,505
Toyota Motor Credit Corp.
3.38%, 4/1/2030	995,000	910,543
		4,567,644
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	732,000	676,637
Shell International Finance BV
4.13%, 5/11/2035	3,017,000	2,776,048
6.38%, 12/15/2038	2,385,000	2,643,685
4.55%, 8/12/2043	603,000	549,506
4.00%, 5/10/2046	1,629,000	1,350,362
3.75%, 9/12/2046	4,241,000	3,362,232
		11,358,470
Diversified Telecommunication Services - 6.1%
Sprint Capital Corp.
6.88%, 11/15/2028	3,342,000	3,500,077
8.75%, 3/15/2032	2,188,000	2,604,792
Telefonica Emisiones SA
7.05%, 6/20/2036	1,569,000	1,654,993
5.21%, 3/8/2047	4,574,000	3,829,827
4.90%, 3/6/2048	1,045,000	829,323
Verizon Communications, Inc.
4.33%, 9/21/2028	1,710,000	1,638,127
4.50%, 8/10/2033	1,976,000	1,834,495
4.27%, 1/15/2036	498,000	438,970
5.25%, 3/16/2037	2,055,000	2,002,672
4.86%, 8/21/2046	260,000	234,783
4.52%, 9/15/2048	5,119,000	4,379,725
		22,947,784
Electric Utilities - 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038	972,000	1,074,294
Georgia Power Co.
4.30%, 3/15/2042	1,270,000	1,064,405
		2,138,699
Electrical Equipment - 0.0%(b)
Eaton Corp.
4.15%, 11/2/2042	119,000	101,140

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,306,000	1,227,722
Halliburton Co.
7.45%, 9/15/2039	1,029,000	1,164,978
		2,392,700
Entertainment - 2.3%
Netflix, Inc.
5.88%, 11/15/2028	2,407,000	2,437,088
Walt Disney Co. (The)
3.80%, 3/22/2030	2,049,000	1,903,148
2.65%, 1/13/2031	2,032,000	1,729,173
6.65%, 11/15/2037	2,448,000	2,771,840
		8,841,249
Food & Staples Retailing - 0.9%
Walmart, Inc.
5.25%, 9/1/2035	531,000	556,759
6.50%, 8/15/2037	2,283,000	2,660,285
		3,217,044
Food Products - 0.7%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,982,000	1,794,905
Unilever Capital Corp.
5.90%, 11/15/2032	908,000	982,393
		2,777,298
Health Care Equipment & Supplies - 1.0%
Medtronic, Inc.
4.38%, 3/15/2035	1,543,000	1,460,450
4.63%, 3/15/2045	2,376,000	2,212,224
		3,672,674
Health Care Providers & Services - 2.7%
Ascension Health
3.95%, 11/15/2046	1,268,000	1,075,341
Elevance Health, Inc.
4.65%, 1/15/2043	1,750,000	1,564,848
UnitedHealth Group, Inc.
2.88%, 8/15/2029	1,059,000	931,285
2.00%, 5/15/2030	2,017,000	1,652,347
4.63%, 7/15/2035	3,102,000	2,967,828
6.88%, 2/15/2038	1,652,000	1,910,487
		10,102,136
Household Products - 0.9%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	2,888,000	2,616,531
1.20%, 10/29/2030	1,163,000	916,652
1.95%, 4/23/2031	4,000	3,332
		3,536,515

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Industrial Conglomerates - 2.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	3,464,000	3,196,801
General Electric Co.
Series A, 6.75%, 3/15/2032	4,602,000	5,104,435
		8,301,236
Insurance - 1.2%
MetLife, Inc.
5.70%, 6/15/2035	384,000	402,028
4.88%, 11/13/2043	2,693,000	2,513,472
4.05%, 3/1/2045	472,000	394,208
Prudential plc
3.13%, 4/14/2030	1,530,000	1,344,973
		4,654,681
IT Services - 2.4%
International Business Machines Corp.
3.50%, 5/15/2029	500,000	455,962
4.15%, 5/15/2039	3,872,000	3,277,655
4.25%, 5/15/2049	6,328,000	5,206,293
		8,939,910
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	1,691,000	1,438,608

Media - 2.7%
Comcast Corp.
4.25%, 1/15/2033	1,791,000	1,669,898
Paramount Global
6.88%, 4/30/2036	2,048,000	2,021,135
4.38%, 3/15/2043	334,000	231,326
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033	3,127,000	3,508,833
Time Warner Cable LLC
6.55%, 5/1/2037	150,000	143,489
7.30%, 7/1/2038	1,007,000	1,008,161
6.75%, 6/15/2039	1,526,000	1,465,497
		10,048,339
Metals & Mining - 3.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	3,613,000	3,497,416
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,061,000	1,055,581
Southern Copper Corp.
6.75%, 4/16/2040	3,409,000	3,707,983
5.88%, 4/23/2045	200,000	201,598
Vale Overseas Ltd.
6.88%, 11/21/2036	3,107,000	3,195,556
		11,658,134
Multiline Retail - 0.3%
Target Corp.
4.00%, 7/1/2042	1,248,000	1,089,426

Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,103,000	2,231,435

Oil, Gas & Consumable Fuels - 5.9%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,092,000	1,099,108
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,283,000	1,370,571
ConocoPhillips Co.
6.95%, 4/15/2029	3,334,000	3,656,217
Ecopetrol SA
5.88%, 5/28/2045	2,527,000	1,665,804
Hess Corp.
5.60%, 2/15/2041	1,274,000	1,187,999
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	1,375,000	1,467,100
Kinder Morgan, Inc.
7.75%, 1/15/2032	1,283,000	1,430,396
Phillips 66
5.88%, 5/1/2042	1,577,000	1,634,294
Suncor Energy, Inc.
6.50%, 6/15/2038	1,309,000	1,342,631
TotalEnergies Capital SA
3.88%, 10/11/2028	982,000	940,995
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	2,504,000	2,581,342
7.63%, 1/15/2039	498,000	573,826
Valero Energy Corp.
6.63%, 6/15/2037	1,719,000	1,824,038
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,511,000	1,547,809
		22,322,130
Pharmaceuticals - 6.4%
AstraZeneca plc
6.45%, 9/15/2037	846,000	954,967
4.00%, 9/18/2042	5,827,000	5,075,674
4.38%, 11/16/2045	50,000	45,336
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	3,147,000	3,550,731
Johnson & Johnson
5.95%, 8/15/2037	2,166,000	2,405,893
Merck & Co., Inc.
4.15%, 5/18/2043	1,234,000	1,098,246
Novartis Capital Corp.
4.40%, 5/6/2044	1,991,000	1,841,596
Pfizer, Inc.
4.00%, 12/15/2036	2,712,000	2,475,047
7.20%, 3/15/2039	3,306,000	4,018,366
4.40%, 5/15/2044	1,197,000	1,102,060
4.13%, 12/15/2046	927,000	814,185
Wyeth LLC
5.95%, 4/1/2037	764,000	818,012
		24,200,113

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Software - 1.3%
Oracle Corp.
6.50%, 4/15/2038	4,669,000	4,858,363

Specialty Retail - 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,399,000	3,632,769

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.
4.45%, 5/6/2044	768,000	730,363
3.45%, 2/9/2045	7,859,000	6,347,405
4.38%, 5/13/2045	1,071,000	981,427
HP, Inc.
6.00%, 9/15/2041	1,258,000	1,230,811
		9,290,006
Tobacco - 1.8%
Altria Group, Inc.
5.38%, 1/31/2044	3,616,000	3,148,712
Philip Morris International, Inc.
6.38%, 5/16/2038	2,678,000	2,821,523
4.25%, 11/10/2044	1,008,000	800,882
		6,771,117
Wireless Telecommunication Services - 3.3%
America Movil SAB de CV
6.13%, 3/30/2040	1,533,000	1,614,296
4.38%, 7/16/2042	1,918,000	1,668,851
Telefonica Europe BV
8.25%, 9/15/2030	887,000	1,003,918
Vodafone Group plc
6.15%, 2/27/2037	3,446,000	3,560,761
4.88%, 6/19/2049	50,000	43,130
4.25%, 9/17/2050	5,995,000	4,679,134
		12,570,090
TOTAL CORPORATE BONDS (Cost $366,666,080)		356,546,833

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $752,870)	752,870	752,870

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.6%

REPURCHASE AGREEMENTS(d) - 2.6%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $9,769,390
(Cost $9,768,178)	9,768,178	9,768,178

Total Investments - 97.4% (Cost $377,187,128)		367,067,881
Other assets less liabilities - 2.6%		9,612,634
Net Assets - 100.0%		376,680,515

(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $731,553, collateralized in the form of cash with a value of $752,870 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $752,870.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	800	6/21/2023	USD	$89,325,000	$221,948
U.S. Treasury Long Bond	1,666	6/21/2023	USD	208,614,438	1,663,493
U.S. Treasury Ultra Bond	302	6/21/2023	USD	40,788,875	400,959
					$2,286,400

Abbreviations
USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.5%

REPURCHASE AGREEMENTS(a) - 78.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $74,846,806 (Cost $74,837,517)	74,837,517	74,837,517

Total Investments - 78.5% (Cost $74,837,517)		74,837,517
Other assets less liabilities - 21.5%		20,455,889
Net Assets - 100.0%		95,293,406

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Oil	396	4/20/2023	USD	$30,567,240	$808,950
WTI Crude Oil	417	5/22/2023	USD	32,167,380	(1,783,773)
WTI Crude Oil	436	11/20/2023	USD	32,521,240	(1,117,504)
					$(2,092,327)

Abbreviations
USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.9%

Aerospace & Defense - 2.5%
Boeing Co. (The)*	11,455	2,308,756
Howmet Aerospace, Inc.	34,206	1,442,809
Huntington Ingalls Industries, Inc.	5,325	1,145,940
Lockheed Martin Corp.	4,868	2,308,698
Northrop Grumman Corp.	4,229	1,962,721
Raytheon Technologies Corp.	1,680	164,791
Textron, Inc.	19,689	1,428,043
		10,761,758
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	13,076	1,307,077
United Parcel Service, Inc., Class B	3,079	561,887
		1,868,964
Airlines - 1.2%
Alaska Air Group, Inc.*	20,259	968,988
American Airlines Group, Inc.*(b)	83,354	1,331,997
Delta Air Lines, Inc.*	39,252	1,504,921
United Airlines Holdings, Inc.*	28,930	1,503,203
		5,309,109
Auto Components - 0.3%
BorgWarner, Inc.	30,419	1,529,467

Automobiles - 1.4%
Ford Motor Co.	60,212	726,759
General Motors Co.	24,818	961,449
Tesla, Inc.*	21,094	4,339,247
		6,027,455
Banks - 3.2%
Bank of America Corp.	56,790	1,947,897
Citigroup, Inc.	43,449	2,202,430
Citizens Financial Group, Inc.	8,246	344,353
Fifth Third Bancorp	41,319	1,499,880
First Republic Bank	3,406	418,972
JPMorgan Chase & Co.	18,727	2,684,516
M&T Bank Corp.	9,922	1,540,787
Regions Financial Corp.	44,281	1,032,633
Signature Bank	10,263	1,180,758
Truist Financial Corp.	12,974	609,129
Wells Fargo & Co.	12,859	601,415
		14,062,770
Beverages - 0.6%
Coca-Cola Co. (The)	17,515	1,042,318
Constellation Brands, Inc., Class A	2,179	487,442
PepsiCo, Inc.	6,261	1,086,471
		2,616,231
Biotechnology - 1.9%
AbbVie, Inc.	19,727	3,035,985
Amgen, Inc.	903	209,189
Gilead Sciences, Inc.	21,609	1,740,173
Incyte Corp.*	16,663	1,282,718
Vertex Pharmaceuticals, Inc.*	6,638	1,926,945
		8,195,010
Building Products - 0.7%
A O Smith Corp.	6,049	396,996
Masco Corp.	19,166	1,004,873
Trane Technologies plc	9,332	1,726,140
		3,128,009
Capital Markets - 2.3%
Ameriprise Financial, Inc.	2,245	769,743
Bank of New York Mellon Corp. (The)	28,659	1,458,170
CME Group, Inc.	9,690	1,796,138
FactSet Research Systems, Inc.	517	214,322
Franklin Resources, Inc.	44,276	1,304,814
Intercontinental Exchange, Inc.	2,282	232,308
Invesco Ltd.	11,627	205,333
Nasdaq, Inc.	22,118	1,239,935
Raymond James Financial, Inc.	11,811	1,281,021
State Street Corp.	17,446	1,547,111
		10,048,895
Chemicals - 2.0%
Air Products and Chemicals, Inc.	5,976	1,709,016
Albemarle Corp.	6,044	1,537,050
Celanese Corp.	7,899	918,101
CF Industries Holdings, Inc.	16,720	1,436,081
Linde plc	2,997	1,044,065
Mosaic Co. (The)	29,490	1,568,573
PPG Industries, Inc.	4,075	538,144
		8,751,030
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,523	1,544,730
Republic Services, Inc.	11,723	1,511,446
Rollins, Inc.	7,131	251,011
		3,307,187
Communications Equipment - 1.2%
Arista Networks, Inc.*	11,905	1,651,223
Cisco Systems, Inc.	25,859	1,252,093
Juniper Networks, Inc.	45,296	1,394,211
Motorola Solutions, Inc.	3,336	876,734
		5,174,261
Consumer Finance - 0.5%
American Express Co.	3,762	654,550
Capital One Financial Corp.	7,740	844,279
Synchrony Financial	14,271	509,618
		2,008,447
Containers & Packaging - 0.8%
International Paper Co.	15,329	557,823
Packaging Corp. of America	10,149	1,387,571
Westrock Co.	42,318	1,328,785
		3,274,179
Distributors - 0.9%
Genuine Parts Co.	6,776	1,198,403
LKQ Corp.	24,024	1,376,335
Pool Corp.	3,224	1,150,517
		3,725,255
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	13,214	4,032,649

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	51,762	978,819
Lumen Technologies, Inc.	251,470	854,998
Verizon Communications, Inc.	10,063	390,545
		2,224,362
Electric Utilities - 1.7%
Alliant Energy Corp.	22,956	1,176,954
Edison International	21,580	1,428,812
Entergy Corp.	12,836	1,320,439
Evergy, Inc.	7,580	445,780
FirstEnergy Corp.	15,496	612,712
NextEra Energy, Inc.	4,357	309,478
NRG Energy, Inc.	39,956	1,310,157
Pinnacle West Capital Corp.	9,672	712,633

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Xcel Energy, Inc.	2,453	158,390
		7,475,355
Electrical Equipment - 0.8%
AMETEK, Inc.	10,786	1,526,866
Emerson Electric Co.	21,156	1,749,813
Generac Holdings, Inc.*	1,738	208,577
		3,485,256
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	10,079	781,324
Keysight Technologies, Inc.*	8,669	1,386,693
TE Connectivity Ltd.	3,614	460,135
Teledyne Technologies, Inc.*	1,828	786,168
Trimble, Inc.*	4,044	210,531
Vontier Corp.	53,467	1,399,231
		5,024,082
Energy Equipment & Services - 0.3%
Halliburton Co.	11,079	401,392
Schlumberger Ltd.	19,786	1,052,813
		1,454,205
Entertainment - 1.0%
Electronic Arts, Inc.	9,298	1,031,520
Netflix, Inc.*	4,469	1,439,599
Walt Disney Co. (The)*	11,463	1,141,830
Warner Bros Discovery, Inc.*	35,537	555,088
		4,168,037
Equity Real Estate Investment Trusts (REITs) - 5.3%
American Tower Corp.	753	149,101
AvalonBay Communities, Inc.	8,487	1,464,177
Boston Properties, Inc.	19,162	1,254,728
Camden Property Trust	11,426	1,311,248
Equity Residential	21,853	1,366,250
Essex Property Trust, Inc.	5,928	1,351,940
Extra Space Storage, Inc.	9,146	1,505,889
Federal Realty Investment Trust	12,715	1,357,708
Host Hotels & Resorts, Inc.	77,421	1,300,673
Mid-America Apartment Communities, Inc.	8,580	1,373,658
Prologis, Inc.	15,790	1,948,486
Public Storage	5,829	1,742,580
Regency Centers Corp.	19,847	1,248,376
Simon Property Group, Inc.	5,281	644,757
UDR, Inc.	32,149	1,377,263
Ventas, Inc.	28,990	1,410,363
Welltower, Inc.	12,022	891,071
Weyerhaeuser Co.	42,578	1,330,562
		23,028,830
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,668	807,612
Kroger Co. (The)	33,123	1,428,926
Sysco Corp.	11,316	843,834
Walgreens Boots Alliance, Inc.	34,961	1,242,165
Walmart, Inc.	5,122	727,990
		5,050,527
Food Products - 2.7%
Archer-Daniels-Midland Co.	21,326	1,697,550
Campbell Soup Co.	19,516	1,024,980
Conagra Brands, Inc.	4,597	167,377
Hershey Co. (The)	6,239	1,486,878
Hormel Foods Corp.	26,696	1,184,768
J M Smucker Co. (The)	8,958	1,324,799
Kellogg Co.	17,904	1,180,590
Kraft Heinz Co. (The)	16,499	642,471
Lamb Weston Holdings, Inc.	14,151	1,424,157
Tyson Foods, Inc., Class A	24,689	1,462,576
		11,596,146
Gas Utilities - 0.3%
Atmos Energy Corp.	11,746	1,325,066

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	27,861	2,834,021
Baxter International, Inc.	19,975	798,001
Becton Dickinson and Co.	2,269	532,194
Dexcom, Inc.*	10,590	1,175,596
GE HealthCare Technologies, Inc.*	2,435	185,060
Hologic, Inc.*	6,760	538,366
IDEXX Laboratories, Inc.*	1,969	931,810
Teleflex, Inc.	2,682	638,933
		7,633,981
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	8,834	1,374,217
Centene Corp.*	23,222	1,588,385
Cigna Group (The)	7,391	2,158,911
CVS Health Corp.	26,714	2,231,687
Elevance Health, Inc.	4,757	2,234,220
Humana, Inc.	3,596	1,780,092
McKesson Corp.	4,917	1,720,016
Molina Healthcare, Inc.*	3,888	1,070,483
UnitedHealth Group, Inc.	10,319	4,911,225
		19,069,236
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.*	119,949	1,273,858
Darden Restaurants, Inc.	6,746	964,611
Expedia Group, Inc.*	8,586	935,616
Hilton Worldwide Holdings, Inc.	11,499	1,661,720
Marriott International, Inc., Class A	10,098	1,708,986
McDonald’s Corp.	2,356	621,772
MGM Resorts International	34,786	1,496,146
Norwegian Cruise Line Holdings Ltd.*	58,006	859,649
		9,522,358
Household Durables - 0.9%
DR Horton, Inc.	5,780	534,534
Newell Brands, Inc.	60,320	886,101
PulteGroup, Inc.	17,685	966,839
Whirlpool Corp.	9,649	1,331,369
		3,718,843
Household Products - 0.7%
Clorox Co. (The)	2,054	319,274
Kimberly-Clark Corp.	6,478	810,074
Procter & Gamble Co. (The)	14,689	2,020,619
		3,149,967
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	23,162	571,638

Industrial Conglomerates - 0.2%
3M Co.	5,592	602,482
General Electric Co.	2,002	169,590
Honeywell International, Inc.	811	155,290
		927,362
Insurance - 3.4%
Allstate Corp. (The)	1,226	157,884
American International Group, Inc.	26,509	1,619,965
Assurant, Inc.	10,507	1,338,487
Brown & Brown, Inc.	24,472	1,372,145
Hartford Financial Services Group, Inc. (The)	19,428	1,520,824

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	38,609	1,224,678
Loews Corp.	22,807	1,393,280
MetLife, Inc.	22,847	1,638,815
Prudential Financial, Inc.	14,878	1,487,800
Travelers Cos., Inc. (The)	8,773	1,624,058
W R Berkley Corp.	18,497	1,224,316
		14,602,252
Interactive Media & Services - 2.5%
Alphabet, Inc., Class A*	47,721	4,297,753
Alphabet, Inc., Class C*	40,745	3,679,274
Match Group, Inc.*	4,664	193,183
Meta Platforms, Inc., Class A*	14,966	2,618,152
		10,788,362
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	90,505	8,528,286

IT Services - 3.3%
Accenture plc, Class A	4,049	1,075,212
Akamai Technologies, Inc.*	1,903	138,158
Automatic Data Processing, Inc.	2,829	621,871
Broadridge Financial Solutions, Inc.	1,484	208,918
Cognizant Technology Solutions Corp., Class A	13,040	816,695
DXC Technology Co.*	48,645	1,349,412
EPAM Systems, Inc.*	2,493	766,972
International Business Machines Corp.	1,207	156,065
Jack Henry & Associates, Inc.	6,467	1,062,140
Mastercard, Inc., Class A	5,730	2,035,812
Paychex, Inc.	3,076	339,590
PayPal Holdings, Inc.*	12,903	949,661
Visa, Inc., Class A	21,010	4,620,939
		14,141,445
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	1,527	216,788
Bio-Techne Corp.	5,187	376,784
Charles River Laboratories International, Inc.*	681	149,371
Danaher Corp.	9,177	2,271,583
IQVIA Holdings, Inc.*	6,966	1,452,202
Mettler-Toledo International, Inc.*	164	235,128
Thermo Fisher Scientific, Inc.	1,896	1,027,177
Waters Corp.*	2,769	860,854
West Pharmaceutical Services, Inc.	5,128	1,625,730
		8,215,617
Machinery - 1.7%
Dover Corp.	8,906	1,335,009
IDEX Corp.	4,982	1,120,850
Otis Worldwide Corp.	6,340	536,491
PACCAR, Inc.	23,263	1,679,589
Parker-Hannifin Corp.	3,332	1,172,364
Pentair plc	24,710	1,382,277
Xylem, Inc.	2,193	225,112
		7,451,692
Media - 1.4%
Charter Communications, Inc., Class A*	1,048	385,255
Comcast Corp., Class A	27,043	1,005,189
DISH Network Corp., Class A*(b)	96,647	1,102,742
Fox Corp., Class A	30,914	1,082,608
Interpublic Group of Cos., Inc. (The)	36,205	1,286,726
News Corp., Class A	66,528	1,140,955
News Corp., Class B	7,918	136,665
Omnicom Group, Inc.	1,786	161,758
		6,301,898
Metals & Mining - 0.1%
Nucor Corp.	3,417	572,143

Multiline Retail - 0.2%
Dollar Tree, Inc.*	1,090	158,355
Target Corp.	5,385	907,373
		1,065,728
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	51,171	1,423,577
Consolidated Edison, Inc.	17,698	1,581,316
DTE Energy Co.	13,515	1,482,731
NiSource, Inc.	47,264	1,296,451
WEC Energy Group, Inc.	6,892	611,045
		6,395,120
Oil, Gas & Consumable Fuels - 4.8%
APA Corp.	14,792	567,717
Chevron Corp.	12,032	1,934,385
ConocoPhillips	20,671	2,136,348
Coterra Energy, Inc.	61,843	1,544,220
Devon Energy Corp.	24,180	1,303,785
Diamondback Energy, Inc.	5,542	779,094
EQT Corp.	47,554	1,577,842
Exxon Mobil Corp.	44,066	4,843,294
Marathon Oil Corp.	55,364	1,392,405
Marathon Petroleum Corp.	15,234	1,882,922
Occidental Petroleum Corp.	2,566	150,265
ONEOK, Inc.	9,803	641,606
Phillips 66	15,895	1,630,191
Pioneer Natural Resources Co.	2,126	426,072
		20,810,146
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	4,925	339,628
Eli Lilly & Co.	3,956	1,231,186
Johnson & Johnson	19,755	3,027,651
Merck & Co., Inc.	34,395	3,654,125
Pfizer, Inc.	76,822	3,116,669
Viatris, Inc.	118,857	1,354,970
Zoetis, Inc.	6,004	1,002,668
		13,726,897
Professional Services - 0.5%
Jacobs Solutions, Inc.	4,640	554,480
Leidos Holdings, Inc.	13,761	1,335,780
Robert Half International, Inc.	4,498	362,629
		2,252,889
Road & Rail - 1.1%
CSX Corp.	61,091	1,862,665
Norfolk Southern Corp.	7,061	1,587,454
Old Dominion Freight Line, Inc.	3,342	1,133,807
Union Pacific Corp.	812	168,311
		4,752,237
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	18,659	1,466,224
Analog Devices, Inc.	8,588	1,575,640
Broadcom, Inc.	1,748	1,038,819
Enphase Energy, Inc.*	4,486	944,437
First Solar, Inc.*	8,862	1,498,919
KLA Corp.	2,174	824,772
Microchip Technology, Inc.	20,754	1,681,697
Monolithic Power Systems, Inc.	3,255	1,576,364

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
NVIDIA Corp.	17,530	4,069,765
ON Semiconductor Corp.*	19,860	1,537,363
Qorvo, Inc.*	8,906	898,526
QUALCOMM, Inc.	14,077	1,738,932
Skyworks Solutions, Inc.	7,290	813,345
Texas Instruments, Inc.	6,958	1,192,949
		20,857,752
Software - 7.5%
Adobe, Inc.*	5,229	1,693,934
ANSYS, Inc.*	2,074	629,687
Autodesk, Inc.*	6,202	1,232,275
Cadence Design Systems, Inc.*	9,689	1,869,396
Ceridian HCM Holding, Inc.*	19,024	1,387,420
Fortinet, Inc.*	27,547	1,637,394
Gen Digital, Inc.	39,047	761,807
Intuit, Inc.	1,973	803,366
Microsoft Corp.	65,500	16,337,010
Oracle Corp.	1,959	171,217
Paycom Software, Inc.*	4,577	1,323,028
PTC, Inc.*	6,032	755,990
Salesforce, Inc.*	9,621	1,574,092
ServiceNow, Inc.*	1,606	694,065
Synopsys, Inc.*	1,356	493,259
Tyler Technologies, Inc.*	4,429	1,422,816
		32,786,756
Specialty Retail - 1.4%
Bath & Body Works, Inc.	10,937	446,995
Best Buy Co., Inc.	16,541	1,374,723
Home Depot, Inc. (The)	6,460	1,915,648
Lowe's Cos., Inc.	825	169,744
TJX Cos., Inc. (The)	25,859	1,980,799
Ulta Beauty, Inc.*	347	180,024
		6,067,933
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	134,721	19,859,223
Hewlett Packard Enterprise Co.	94,296	1,471,960
HP, Inc.	27,669	816,789
		22,147,972
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	2,044	242,807
Ralph Lauren Corp.	11,570	1,367,458
Tapestry, Inc.	16,009	696,552
VF Corp.	20,315	504,218
		2,811,035
Tobacco - 0.2%
Philip Morris International, Inc.	8,197	797,568

Trading Companies & Distributors - 0.2%
United Rentals, Inc.(b)	1,942	909,885

Water Utilities - 0.3%
American Water Works Co., Inc.	10,477	1,470,761

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	9,106	1,294,691

TOTAL COMMON STOCKS (Cost $363,056,104)		411,994,992

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.3%

REPURCHASE AGREEMENTS(c) - 1.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $5,514,745 (Cost $5,514,060)	5,514,060	5,514,060

Total Investments - 96.2% (Cost $368,570,164)		417,509,052
Other assets less liabilities - 3.8%		16,679,894
Net Assets - 100.0%		434,188,946

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $35,847,237.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $904,449, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $925,952.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(54,188,235)	3/7/2023	Goldman Sachs International	(4.67)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	5,542,985
(14,704,583)	3/7/2023	Societe Generale	(4.42)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	3,240,893
91,300,643	3/6/2024	Societe Generale	5.32%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	2,051,399
(60,615,560)	11/6/2023	UBS AG	(4.67)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	4,291,770
60,373,744	3/7/2023	UBS AG	5.12%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(8,539,529)
22,166,009					6,587,518
				Total Unrealized Appreciation	15,127,047
				Total Unrealized Depreciation	(8,539,529)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 87.0%

Entertainment - 4.2%
Sea Ltd., ADR*	8,228	514,168

Food & Staples Retailing - 0.2%
DingDong Cayman Ltd., ADR*	4,560	20,657

Health Care Equipment & Supplies - 3.1%
Figs, Inc., Class A*	41,240	379,820

Interactive Media & Services - 3.0%
Shutterstock, Inc.	4,901	368,653

Internet & Direct Marketing Retail - 76.4%
Alibaba Group Holding Ltd., ADR*	15,756	1,383,219
Amazon.com, Inc.*	27,458	2,587,367
Chewy, Inc., Class A*(a)	10,892	441,671
ContextLogic, Inc., Class A*(a)	504,675	245,625
Coupang, Inc.*	6,878	106,678
Dada Nexus Ltd., ADR*	2,284	20,465
DoorDash, Inc., Class A*	8,055	440,286
eBay, Inc.	18,156	833,360
Etsy, Inc.*	3,281	398,346
Farfetch Ltd., Class A*(a)	4,429	22,721
Global-e Online Ltd.*(a)	737	20,857
JD.com, Inc., ADR	6,802	302,281
MercadoLibre, Inc.*	209	254,980
Overstock.com, Inc.*	17,564	340,215
Ozon Holdings plc, ADR*‡(b)	3,471	—
PDD Holdings, Inc., ADR*	5,408	474,444
Qurate Retail, Inc., Series A*	170,246	359,219
Revolve Group, Inc.*	14,836	401,759
Vipshop Holdings Ltd., ADR*	1,669	24,852
Wayfair, Inc., Class A*(a)	9,833	398,138
Xometry, Inc., Class A*(a)	11,383	346,157
		9,402,640
Professional Services - 0.1%
Fiverr International Ltd.*	517	20,478

TOTAL COMMON STOCKS (Cost $16,587,117)		10,706,416

SECURITIES LENDING REINVESTMENTS(c) - 9.9%

INVESTMENT COMPANIES - 9.9%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $1,213,928)	1,213,928	1,213,928

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 6.3%

REPURCHASE AGREEMENTS(d) - 6.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $776,696
(Cost $776,600)	776,600	776,600

Total Investments - 103.2% (Cost $18,577,645)		12,696,944
Liabilities in excess of other assets - (3.2%)		(396,500)
Net Assets - 100.0%		12,300,444

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $1,254,627, collateralized in the form of cash with a value of $1,213,928 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $160,807 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $1,374,735.
(b)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $1,213,928.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,815,357)	11/6/2023	BNP Paribas SA	(4.52)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(190,784)
917,452	11/6/2023	BNP Paribas SA	4.92%	ProShares Online Retail Index	(19,275)
(118,079)	3/7/2023	Goldman Sachs International	(3.57)%	Solactive-ProShares Bricks and Mortar Retail Store Index	117,103
118,625	3/7/2023	Goldman Sachs International	5.17%	ProShares Online Retail Index	(1,119,056)
(1,211,522)	4/10/2023	Societe Generale	(3.82)%	Solactive-ProShares Bricks and Mortar Retail Store Index	1,726,011
507,312	3/7/2023	Societe Generale	3.77%	ProShares Online Retail Index	(2,352,923)
40,383	3/6/2024	UBS AG	4.92%	Solactive-ProShares Bricks and Mortar Retail Store Index	4,720
(4,561,186)					(1,834,204)
				Total Unrealized Appreciation	1,847,834
				Total Unrealized Depreciation	(3,682,038)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Merger ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 55.2%

Aerospace & Defense - 5.2%
Aerojet Rocketdyne Holdings, Inc.*	7,129	401,648
Maxar Technologies, Inc.	7,717	397,425
		799,073
Air Freight & Logistics - 2.7%
Atlas Air Worldwide Holdings, Inc.*	4,019	405,155

Banks - 2.8%
First Horizon Corp.	17,497	433,401

Biotechnology - 2.5%
Horizon Therapeutics plc*	3,530	386,500

Capital Markets - 2.7%
Cowen, Inc., Class A	10,430	406,666

Chemicals - 2.4%
Chr Hansen Holding A/S	5,294	367,049

Commercial Services & Supplies - 2.7%
IAA, Inc.*	10,272	420,227

Food & Staples Retailing - 2.0%
Albertsons Cos., Inc., Class A	15,351	305,178

Health Care Equipment & Supplies - 2.5%
NuVasive, Inc.*	8,800	380,424

Health Care Providers & Services - 5.2%
Oak Street Health, Inc.*	11,075	392,055
Signify Health, Inc., Class A*	13,801	397,331
		789,386
Household Durables - 1.8%
iRobot Corp.*	6,730	276,536

IT Services - 2.7%
Evo Payments, Inc., Class A*	12,016	406,742

Machinery - 5.3%
Altra Industrial Motion Corp.	6,716	413,235
Evoqua Water Technologies Corp.*	8,125	394,550
		807,785
Metals & Mining - 2.6%
OZ Minerals Ltd.	21,412	404,148

Software - 12.1%
Black Knight, Inc.*	5,688	339,005
Coupa Software, Inc.*(a)	5,067	410,427
Duck Creek Technologies, Inc.*	20,650	391,111
ForgeRock, Inc., Class A*	17,835	364,547
VMware, Inc., Class A*	3,145	346,359
		1,851,449
TOTAL COMMON STOCKS (Cost $8,770,995)		8,439,719

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 39.5%

REPURCHASE AGREEMENTS(b) - 39.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $6,037,774
(Cost $6,037,024)	6,037,024	6,037,024

Total Investments - 94.7% (Cost $14,808,019)		14,476,743
Other assets less liabilities - 5.3%		809,822
Net Assets - 100.0%		15,286,565

*	Non-income producing security.
(a)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $410,427, which represents approximately 2.68% of net assets of the Fund.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Merger ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2023:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/19/23	(601,000)	$418,030	$(405,122)	$12,908
U.S. Dollar vs. Danish Krone	Goldman Sachs International	04/19/23	(2,670,000)	390,561	(380,708)	9,853
Total Unrealized Appreciation						$22,761
U.S. Dollar vs. Danish Krone	Goldman Sachs International	04/19/23	91,000	$(13,015)	$12,976	$(39)
Total Unrealized Depreciation						$(39)
Total Net Unrealized Appreciation						$22,722

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,598)	4/10/2023	Citibank NA	(3.67)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(65,492)
7,518	4/10/2023	Citibank NA	5.02%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(1,229)
(2,178,062)	4/10/2025	Societe Generale	(3.92)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	2,062
1,553,677	3/7/2023	Societe Generale	5.07%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(1,274,084)
(624,465)					(1,338,743)
				Total Unrealized Appreciation	2,062
				Total Unrealized Depreciation	(1,340,805)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	50.2%
Australia	2.6%
Denmark	2.4%
Other[a]	44.8%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Metaverse ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Communications Equipment - 1.4%
Lumentum Holdings, Inc.*	1,638	88,141

Electronic Equipment, Instruments & Components - 5.3%
Coherent Corp.*	4,426	190,894
MicroVision, Inc.*(a)	51,713	132,385
		323,279
Entertainment - 8.5%
Activision Blizzard, Inc.	937	71,446
Electronic Arts, Inc.	1,091	121,035
ROBLOX Corp., Class A*	6,595	241,641
Take-Two Interactive Software, Inc.*	754	82,601
		516,723
Health Care Equipment & Supplies - 0.1%
Penumbra, Inc.*	32	8,320

Household Durables - 5.0%
Sony Group Corp., ADR	1,007	84,165
Vuzix Corp.*(a)	52,816	219,186
		303,351
Interactive Media & Services - 15.2%
Alphabet, Inc., Class A*	2,767	249,196
fuboTV, Inc.*(a)	74,276	141,867
Meta Platforms, Inc., Class A*	1,628	284,803
Pinterest, Inc., Class A*	784	19,686
Snap, Inc., Class A*	22,633	229,725
		925,277
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc.*	2,830	266,671

IT Services - 7.8%
Accenture plc, Class A	915	242,978
Globant SA*	581	95,912
TELUS International CDA, Inc.*	6,395	136,277
		475,167
Media - 0.7%
Stagwell, Inc.*	6,619	45,406

Real Estate Management & Development - 3.5%
eXp World Holdings, Inc.(a)	17,720	214,058

Semiconductors & Semiconductor Equipment - 26.1%
Advanced Micro Devices, Inc.*	1,217	95,632
Ambarella, Inc.*	2,159	203,615
CEVA, Inc.*	6,310	199,144
Cirrus Logic, Inc.*	524	53,841
Himax Technologies, Inc., ADR(a)	32,082	238,369
NVIDIA Corp.	1,439	334,078
QUALCOMM, Inc.	2,181	269,419
STMicroelectronics NV, NYRS	1,542	74,263
Universal Display Corp.	885	120,227
		1,588,588
Software - 14.0%
Adobe, Inc.*	696	225,469
Agora, Inc., ADR*	5,090	15,575
Matterport, Inc.*	10,230	31,202
Microsoft Corp.	1,099	274,113
PTC, Inc.*	986	123,575
Unity Software, Inc.*	6,092	185,440
		855,374
Specialty Retail - 0.4%
Williams-Sonoma, Inc.	218	27,232

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	1,843	271,677
Immersion Corp.	9,090	69,539
Xerox Holdings Corp.	7,001	115,446
		456,662
TOTAL COMMON STOCKS (Cost $7,079,534)		6,094,249

SECURITIES LENDING REINVESTMENTS(b) - 11.1%

INVESTMENT COMPANIES - 11.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $675,985)	675,985	675,985

Total Investments - 111.0% (Cost $7,755,519)		6,770,234
Liabilities in excess of other assets - (11.0%)		(671,528)
Net Assets - 100.0%		6,098,706

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $801,530, collateralized in the form of cash with a value of $675,985 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $192,419 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 15, 2023 – May 15, 2052. The total value of collateral is $868,404.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $675,985.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

See accompanying notes to schedules of portfolio investments.

Metaverse ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Metaverse ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	90.9%
Taiwan	3.9%
Philippines	2.2%
Japan	1.4%
Singapore	1.2%
China	0.3%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 1.5%
BAE Systems plc	124,044	1,348,561

Air Freight & Logistics - 1.5%
DSV A/S	7,181	1,310,752

Beverages - 1.5%
Diageo plc	30,653	1,309,614

Biotechnology - 1.4%
CSL Ltd.(a)	6,350	1,268,793

Building Products - 1.4%
Geberit AG (Registered)	2,371	1,287,638

Capital Markets - 1.4%
Partners Group Holding AG	1,313	1,251,850

Chemicals - 7.2%
Croda International plc	15,776	1,253,291
Givaudan SA (Registered)	423	1,282,201
Nissan Chemical Corp.	30,457	1,337,098
Sika AG (Registered)	4,641	1,306,759
Symrise AG	12,769	1,310,820
		6,490,169
Diversified Financial Services - 1.5%
Sofina SA	5,244	1,314,682

Diversified Telecommunication Services - 2.9%
HKT Trust & HKT Ltd.	989,072	1,285,246
Telenor ASA	116,865	1,316,440
		2,601,686
Electric Utilities - 1.4%
CK Infrastructure Holdings Ltd.	242,363	1,278,276

Electronic Equipment, Instruments & Components - 2.8%
Halma plc	48,739	1,276,887
Murata Manufacturing Co. Ltd.	23,490	1,262,319
		2,539,206
Equity Real Estate Investment Trusts (REITs) - 4.3%
Japan Metropolitan Fund Invest(a)	1,726	1,296,258
Link REIT	193,214	1,270,125
Warehouses De Pauw CVA	41,739	1,281,891
		3,848,274
Food & Staples Retailing - 1.4%
Welcia Holdings Co. Ltd.(a)	58,894	1,288,002

Food Products - 4.3%
Chocoladefabriken Lindt & Spruengli AG	119	1,310,301
Kerry Group plc, Class A	13,614	1,308,340
Nestle SA (Registered)	11,355	1,285,184
		3,903,825
Gas Utilities - 2.9%
APA Group	178,484	1,291,470
Enagas SA	73,767	1,326,779
		2,618,249
Health Care Equipment & Supplies - 2.9%
Coloplast A/S, Class B	11,361	1,317,410
DiaSorin SpA	10,519	1,273,389
		2,590,799
Health Care Providers & Services - 4.2%
Fresenius Medical Care AG & Co. KGaA	33,093	1,295,712
Fresenius SE & Co. KGaA	43,436	1,199,043
Sonic Healthcare Ltd.	57,954	1,258,808
		3,753,563
Household Durables - 1.5%
Sekisui Chemical Co. Ltd.	97,939	1,312,181

Household Products - 1.4%
Unicharm Corp.	34,559	1,279,455

Insurance - 4.4%
AIA Group Ltd.	121,893	1,292,769
Legal & General Group plc	424,474	1,315,043
Tokio Marine Holdings, Inc.	63,348	1,344,253
		3,952,065
IT Services - 7.2%
Bechtle AG	30,317	1,283,797
Itochu Techno-Solutions Corp.	57,464	1,278,243
Obic Co. Ltd.	8,708	1,274,731
SCSK Corp.	91,764	1,330,499
TIS, Inc.	51,319	1,273,415
		6,440,685
Machinery - 4.0%
Kurita Water Industries Ltd.	29,157	1,318,556
Spirax-Sarco Engineering plc	9,092	1,286,195
Techtronic Industries Co. Ltd.	100,730	1,001,589
		3,606,340
Multiline Retail - 1.4%
Pan Pacific International Holdings Corp.	70,518	1,289,064

Multi-Utilities - 1.5%
National Grid plc	105,056	1,332,910

Oil, Gas & Consumable Fuels - 1.4%
Washington H Soul Pattinson & Co. Ltd.	65,757	1,293,049

Personal Products - 2.8%
Kao Corp.	34,728	1,297,695
Kobayashi Pharmaceutical Co. Ltd.	20,768	1,250,212
		2,547,907
Pharmaceuticals - 10.3%
Astellas Pharma, Inc.	91,859	1,294,112
Novartis AG (Registered)	15,438	1,305,868
Novo Nordisk A/S, Class B	9,525	1,352,067
Roche Holding AG	4,450	1,290,488
Sanofi	14,111	1,330,213
Shionogi & Co. Ltd.	28,515	1,268,380
UCB SA	16,209	1,398,893
		9,240,021
Professional Services - 4.4%
Nihon M&A Center Holdings, Inc.	144,244	1,204,019
RELX plc	44,344	1,343,737
Wolters Kluwer NV	11,851	1,375,566
		3,923,322
Real Estate Management & Development - 2.9%
Hulic Co. Ltd.	165,022	1,313,246

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Swire Properties Ltd.	492,192	1,294,830
		2,608,076
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	1,990	1,232,471

Software - 1.4%
SAP SE	11,168	1,272,957

Specialty Retail - 2.8%
Hikari Tsushin, Inc.	8,963	1,300,874
Nitori Holdings Co. Ltd.	11,012	1,244,979
		2,545,853
Trading Companies & Distributors - 4.3%
Ashtead Group plc	19,217	1,281,905
Brenntag SE	16,797	1,271,864
Bunzl plc	35,856	1,286,644
		3,840,413
Water Utilities - 1.5%
United Utilities Group plc	106,375	1,311,010

TOTAL COMMON STOCKS (Cost $91,195,786)		89,031,718

Investments	Number of Rights	Value ($)

RIGHTS - 0.1%

Equity Real Estate Investment Trusts (REITs) - 0.1%
Link REIT, expiring 3/21/2023*(b)(c) (Cost $0)	35,976	33,916

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(d) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $579,339)	579,339	579,339

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(e) - 0.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $187,486
(Cost $187,462)	187,462	187,462

Total Investments - 100.0% (Cost $91,962,587)		89,832,435
Liabilities in excess of other assets - 0.0%		(16,606)
Net Assets - 100.0%		89,815,829

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $1,772,852, collateralized in the form of cash with a value of $579,339 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,347,636 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity dates ranging from July 15, 2023 – July 15, 2031. The total value of collateral is $1,926,975.
(b)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $33,916, which represents approximately 0.04% of net assets of the Fund.
(c)	Illiquid security.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $579,339.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVA	Dutch Certification

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

Japan	30.1%
United Kingdom	16.0%
Switzerland	8.6%
Germany	8.5%
Hong Kong	8.3%
United States	5.8%
Belgium	4.4%
Denmark	4.4%
Australia	4.3%
Netherlands	2.9%
Spain	1.5%
Norway	1.5%
Ireland	1.5%
Italy	1.4%
Other[a]	0.8%
100.0%

[a]	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Automobiles - 2.5%
Ford Otomotiv Sanayi A/S	14,611	426,377

Banks - 5.0%
China Merchants Bank Co. Ltd., Class A	79,100	425,285
Taiwan Cooperative Financial Holding Co. Ltd.	487,339	426,248
		851,533
Beverages - 9.9%
Arca Continental SAB de CV	51,663	436,029
Jiangsu King's Luck Brewery JSC Ltd., Class A	45,700	422,136
Kweichow Moutai Co. Ltd., Class A	1,600	418,189
Wuliangye Yibin Co. Ltd., Class A	14,000	412,410
		1,688,764
Chemicals - 12.6%
Asian Paints Ltd.	12,643	432,631
Berger Paints India Ltd.	63,092	442,352
Orbia Advance Corp. SAB de CV	214,763	448,506
Pidilite Industries Ltd.	15,313	426,191
Sinoma Science & Technology Co. Ltd., Class A	124,600	413,873
		2,163,553
Construction & Engineering - 5.1%
China Railway Group Ltd., Class A	503,800	438,504
Metallurgical Corp. of China Ltd., Class A	885,000	434,886
		873,390
Construction Materials - 2.5%
UltraTech Cement Ltd.	4,947	434,532

Diversified Financial Services - 2.4%
Chailease Holding Co. Ltd.	55,891	413,641

Electric Utilities - 4.9%
Interconexion Electrica SA ESP	113,323	401,341
Power Grid Corp. of India Ltd.	165,314	444,444
		845,785
Food Products - 2.5%
Marico Ltd.*	71,735	426,848

Gas Utilities - 2.5%
China Resources Gas Group Ltd.	99,742	420,600

Health Care Equipment & Supplies - 2.4%
Lepu Medical Technology Beijing Co. Ltd., Class A	123,600	418,210

Independent Power and Renewable Electricity Producers - 2.2%
China Longyuan Power Group Corp. Ltd., Class H	302,725	371,397

Insurance - 2.4%
Ping An Insurance Group Co. of China Ltd., Class A	59,900	416,056

Interactive Media & Services - 4.5%
NAVER Corp.	2,499	393,759
Tencent Holdings Ltd.	8,799	385,168
		778,927
Internet & Direct Marketing Retail - 0.1%
Meituan, Class B*(a)	917	15,905

IT Services - 2.3%
Infosys Ltd., ADR	22,243	399,039

Machinery - 5.0%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	43,800	435,134
Zhejiang Dingli Machinery Co. Ltd., Class A	49,400	416,804
		851,938
Metals & Mining - 0.0%
Polyus PJSC, GDR*‡(a)(b)	3,949	—

Oil, Gas & Consumable Fuels - 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a)(b)	25,159	—

Personal Products - 2.4%
Hindustan Unilever Ltd.	14,038	417,850

Pharmaceuticals - 7.3%
CSPC Pharmaceutical Group Ltd.	384,721	413,178
Sino Biopharmaceutical Ltd.	793,940	409,643
Yuhan Corp.	10,638	423,671
		1,246,492
Real Estate Management & Development - 2.2%
Longfor Group Holdings Ltd.(a)	132,532	378,209

Road & Rail - 2.4%
Localiza Rent a Car SA	38,669	409,849

Semiconductors & Semiconductor Equipment - 2.6%
Realtek Semiconductor Corp.	35,912	447,876

Software - 2.3%
Tata Elxsi Ltd.	5,304	393,257

Specialty Retail - 4.4%
China Meidong Auto Holdings Ltd.	161,067	346,372
China Tourism Group Duty Free Corp. Ltd., Class A	14,400	410,000
		756,372
Tobacco - 2.5%
ITC Ltd.	92,737	422,585

Water Utilities - 2.4%
Guangdong Investment Ltd.	399,325	403,425

Wireless Telecommunication Services - 2.5%
America Movil SAB de CV, Series L	418,681	434,322

TOTAL COMMON STOCKS (Cost $17,026,695)		17,106,732

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(c)

Food Products - 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	3,041

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(d) - 1.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $284,952
(Cost $284,917)		284,917	284,917

Total Investments - 101.5% (Cost $17,315,172)			17,394,690
Liabilities in excess of other assets - (1.5%)			(262,713)
Net Assets - 100.0%			17,131,977

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

China	45.5%
India	24.7%
Mexico	7.7%
Taiwan	7.5%
South Korea	4.8%
Turkey	2.5%
Brazil	2.4%
Hong Kong	2.4%
Colombia	2.3%
Russia	–%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 2.7%
BAE Systems plc	20,738	225,456

Air Freight & Logistics - 2.6%
DSV A/S	1,200	219,037

Beverages - 2.6%
Diageo plc	5,125	218,960

Building Products - 2.6%
Geberit AG (Registered)	396	215,059

Capital Markets - 2.5%
Partners Group Holding AG	220	209,754

Chemicals - 10.3%
Croda International plc	2,638	209,570
Givaudan SA (Registered)	71	215,216
Sika AG (Registered)	776	218,497
Symrise AG	2,135	219,172
		862,455
Diversified Financial Services - 2.6%
Sofina SA	877	219,866

Diversified Telecommunication Services - 2.6%
Telenor ASA	19,538	220,088

Electronic Equipment, Instruments & Components - 2.6%
Halma plc	8,148	213,465

Equity Real Estate Investment Trusts (REITs) - 2.6%
Warehouses De Pauw CVA	6,978	214,309

Food Products - 7.8%
Chocoladefabriken Lindt & Spruengli AG	20	220,219
Kerry Group plc, Class A	2,276	218,729
Nestle SA (Registered)	1,898	214,820
		653,768
Gas Utilities - 2.7%
Enagas SA	12,333	221,822

Health Care Equipment & Supplies - 5.2%
Coloplast A/S, Class B	1,899	220,206
DiaSorin SpA	1,759	212,938
		433,144
Health Care Providers & Services - 5.0%
Fresenius Medical Care AG & Co. KGaA	5,533	216,637
Fresenius SE & Co. KGaA	7,262	200,466
		417,103
Insurance - 2.6%
Legal & General Group plc	70,965	219,853

IT Services - 2.6%
Bechtle AG	5,068	214,608

Machinery - 2.6%
Spirax-Sarco Engineering plc	1,520	215,026

Multi-Utilities - 2.7%
National Grid plc	17,564	222,845

Pharmaceuticals - 13.4%
Novartis AG (Registered)	2,581	218,321
Novo Nordisk A/S, Class B	1,592	225,983
Roche Holding AG	744	215,758
Sanofi	2,359	222,378
UCB SA	2,710	233,883
		1,116,323
Professional Services - 5.4%
RELX plc	7,414	224,663
Wolters Kluwer NV	1,981	229,938
		454,601
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	333	206,238

Software - 2.6%
SAP SE	1,867	212,805

Trading Companies & Distributors - 7.7%
Ashtead Group plc	3,213	214,329
Brenntag SE	2,808	212,621
Bunzl plc	5,995	215,123
		642,073
Water Utilities - 2.6%
United Utilities Group plc	17,784	219,177

TOTAL COMMON STOCKS (Cost $9,061,737)		8,267,835

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $17,519
(Cost $17,517)	17,517	17,517

Total Investments - 99.3% (Cost $9,079,254)		8,285,352
Other assets less liabilities - 0.7%		57,495
Net Assets - 100.0%		8,342,847

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United Kingdom	28.8%
Switzerland	15.5%
Germany	15.3%
United States	7.8%
Belgium	8.0%
Denmark	8.0%
Netherlands	5.2%
Spain	2.7%
Norway	2.6%
Ireland	2.6%
Italy	2.6%
Other[a]	0.9%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Auto Components - 0.2%
Visteon Corp.*	163	27,227

Biotechnology - 3.7%
AbbVie, Inc.	1,693	260,553
Alnylam Pharmaceuticals, Inc.*	208	39,821
Beam Therapeutics, Inc.*	441	17,746
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	940	17,176
CRISPR Therapeutics AG*	358	17,656
Intellia Therapeutics, Inc.*	424	17,032
Moderna, Inc.*	574	79,677
Natera, Inc.*	589	28,596
Ultragenyx Pharmaceutical, Inc.*	571	25,404
Veracyte, Inc.*	795	19,565
		523,226
Capital Markets - 0.2%
Coinbase Global, Inc., Class A*	528	34,230

Chemicals - 11.1%
Corbion NV	1,139	42,840
Corteva, Inc.	4,170	259,749
FMC Corp.	2,125	274,444
Ginkgo Bioworks Holdings, Inc.*	15,700	23,079
International Flavors & Fragrances, Inc.	2,762	257,418
Nutrien Ltd.	3,491	272,014
Scotts Miracle-Gro Co. (The)	612	50,490
Sensient Technologies Corp.	901	67,926
Symrise AG	2,360	241,630
UPL Ltd.	7,972	66,945
		1,556,535
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,677	81,200
F5, Inc.*	161	23,020
NetScout Systems, Inc.*	637	18,116
		122,336
Consumer Finance - 0.2%
Bread Financial Holdings, Inc.	632	25,956

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	410	26,543
Iridium Communications, Inc.*	456	27,985
		54,528
Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	502	23,805

Entertainment - 8.9%
Activision Blizzard, Inc.	3,524	268,705
Embracer Group AB*	9,464	45,783
Netflix, Inc.*	942	303,447
Nintendo Co. Ltd.	4,953	186,399
Sea Ltd., ADR*	1,679	104,921
Take-Two Interactive Software, Inc.*	417	45,682
Walt Disney Co. (The)*	2,958	294,646
		1,249,583
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	62	42,673

Food Products - 4.4%
Charoen Pokphand Foods PCL, NVDR	50,400	31,659
Kerry Group plc, Class A	2,864	274,511
McCormick & Co., Inc. (Non-Voting)	3,240	240,797
Simply Good Foods Co. (The)*	1,830	70,071
		617,038
Health Care Equipment & Supplies - 8.7%
Abbott Laboratories	2,622	266,710
CONMED Corp.	250	24,047
Dexcom, Inc.*	678	75,265
Edwards Lifesciences Corp.*	1,071	86,151
Glaukos Corp.*	423	19,978
Globus Medical, Inc., Class A*	298	17,385
ICU Medical, Inc.*	131	22,354
Inari Medical, Inc.*	264	14,853
Inspire Medical Systems, Inc.*	96	24,953
Integra LifeSciences Holdings Corp.*	385	21,414
Intuitive Surgical, Inc.*	618	141,763
Masimo Corp.*	145	24,260
Medtronic plc	1,636	135,461
Neogen Corp.*	4,632	81,940
NuVasive, Inc.*	570	24,641
QuidelOrtho Corp.*	232	20,170
ResMed, Inc.	253	53,889
Shockwave Medical, Inc.*	82	15,600
Stryker Corp.	587	154,311
		1,225,145
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc.*	247	17,910
Guardant Health, Inc.*	430	13,283
Henry Schein, Inc.*	264	20,674
Premier, Inc., Class A	638	20,537
Quest Diagnostics, Inc.	201	27,810
		100,214
Health Care Technology - 0.3%
Doximity, Inc., Class A*	654	21,994
Teladoc Health, Inc.*	714	18,914
		40,908
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.*	139	350,836

Household Durables - 0.3%
Sonos, Inc.*	2,397	46,574

Interactive Media & Services - 8.5%
Alphabet, Inc., Class A*	2,784	250,727
Meta Platforms, Inc., Class A*	2,422	423,705
Pinterest, Inc., Class A*	1,681	42,210
REA Group Ltd.	469	38,776
Snap, Inc., Class A*	3,871	39,291
Tencent Holdings Ltd.	7,379	323,009
Ziff Davis, Inc.*	463	36,568
ZoomInfo Technologies, Inc.*	1,543	37,294
		1,191,580
Internet & Direct Marketing Retail - 7.6%
Alibaba Group Holding Ltd.*	26,562	292,712
Amazon.com, Inc.*	2,883	271,665

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Delivery Hero SE*(a)	3,644	147,194
DoorDash, Inc., Class A*	4,075	222,739
eBay, Inc.	2,602	119,432
Meituan, Class B*(a)	743	12,881
		1,066,623
IT Services - 6.6%
Accenture plc, Class A	314	83,383
Block, Inc., Class A*	346	26,548
Cloudflare, Inc., Class A*	507	30,425
Elm Co.	297	29,996
Euronet Worldwide, Inc.*	263	28,627
GoDaddy, Inc., Class A*	327	24,757
International Business Machines Corp.	350	45,255
Kyndryl Holdings, Inc.*	2,348	36,840
Mastercard, Inc., Class A	584	207,489
Nuvei Corp.*(a)	794	24,312
Okta, Inc.*	479	34,148
PayPal Holdings, Inc.*	741	54,538
Perficient, Inc.*	347	24,568
Twilio, Inc., Class A*	487	32,731
Visa, Inc., Class A	1,105	243,034
		926,651
Life Sciences Tools & Services - 4.1%
10X Genomics, Inc., Class A*	582	27,657
Bio-Techne Corp.	275	19,976
Danaher Corp.	962	238,124
Genscript Biotech Corp.*	7,920	21,643
Illumina, Inc.*	272	54,182
Medpace Holdings, Inc.*	92	17,837
Pacific Biosciences of California, Inc.*	1,937	17,588
QIAGEN NV*	433	19,950
Thermo Fisher Scientific, Inc.	299	161,986
		578,943
Machinery - 3.4%
AGCO Corp.	1,099	154,750
Deere & Co.	657	275,441
Lindsay Corp.	197	29,646
SMC Corp.	53	26,898
		486,735
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	1,858	128,128
Catalent, Inc.*	482	32,882
Johnson & Johnson	1,538	235,714
Merck & Co., Inc.	2,335	248,070
Roche Holding AG	674	194,504
		839,298
Professional Services - 0.2%
ASGN, Inc.*	272	24,154

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	803	63,100
Ambarella, Inc.*	314	29,613
Broadcom, Inc.	128	76,069
Intel Corp.	2,037	50,782
Lattice Semiconductor Corp.*	355	30,161
MaxLinear, Inc.*	672	22,989
MediaTek, Inc.	1,030	24,441
NVIDIA Corp.	1,672	388,172
NXP Semiconductors NV	177	31,591
QUALCOMM, Inc.	776	95,859
Silicon Laboratories, Inc.*	170	30,350
Synaptics, Inc.*	234	27,521
		870,648
Software - 11.2%
Adobe, Inc.*	820	265,639
Altair Engineering, Inc., Class A*	506	32,414
ANSYS, Inc.*	417	126,605
BlackBerry Ltd.*	5,009	19,456
Blackline, Inc.*	395	27,002
Box, Inc., Class A*	837	27,914
Check Point Software Technologies Ltd.*	184	22,765
Coupa Software, Inc.*(b)	519	42,039
Crowdstrike Holdings, Inc., Class A*	172	20,759
CyberArk Software Ltd.*	147	21,281
DocuSign, Inc.*	521	31,963
Dropbox, Inc., Class A*	1,001	20,420
Five9, Inc.*	411	27,126
Fortinet, Inc.*	456	27,105
Gen Digital, Inc.	1,056	20,603
HubSpot, Inc.*	150	58,029
Microsoft Corp.	1,125	280,598
Nutanix, Inc., Class A*	813	22,967
Oracle Corp.	1,070	93,518
Palo Alto Networks, Inc.*	198	37,297
Paylocity Holding Corp.*	114	21,958
Qualys, Inc.*	194	22,921
RingCentral, Inc., Class A*	658	21,740
Sangfor Technologies, Inc., Class A	1,400	28,814
SAP SE	480	54,567
ServiceNow, Inc.*	137	59,207
Sprout Social, Inc., Class A*	690	42,076
Tenable Holdings, Inc.*	614	27,157
Trend Micro, Inc.	471	22,174
Varonis Systems, Inc.*	1,153	31,223
VMware, Inc., Class A*	205	22,577
		1,579,914
Specialty Retail - 0.2%
GameStop Corp., Class A*	1,486	28,576

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	1,807	266,370
NetApp, Inc.	322	20,785
Samsung Electronics Co. Ltd., GDR(a)	45	51,660
Super Micro Computer, Inc.*	277	27,138
		365,953
TOTAL COMMON STOCKS (Cost $16,930,692)		13,999,889

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(c) - 0.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $64,041

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
(Cost $64,034)	64,034	64,034

Total Investments - 100.0% (Cost $16,994,726)		14,063,923
Liabilities in excess of other assets - 0.0%(d)		(6,345)
Net Assets - 100.0%		14,057,578

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $42,039, which represents approximately 0.30% of net assets of the Fund.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

MSCI Transformational Changes ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	82.0%
China	5.2%
Canada	2.2%
Germany	2.1%
Ireland	1.9%
Japan	1.7%
South Korea	1.4%
Singapore	0.7%
India	0.5%
Sweden	0.3%
Netherlands	0.3%
Australia	0.3%
Thailand	0.2%
Saudi Arabia	0.2%
Taiwan	0.2%
Israel	0.2%
Switzerland	0.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nanotechnology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Biotechnology - 4.8%
Moderna, Inc.*	610	84,674
Novavax, Inc.*(a)	3,387	31,364
		116,038
Chemicals - 7.5%
Advanced Nano Products Co. Ltd.	474	49,827
Cabot Corp.	1,266	100,685
Nanofilm Technologies International Ltd.(b)	28,733	31,962
		182,474
Electrical Equipment - 2.4%
Nissin Electric Co. Ltd.	4,670	58,171

Electronic Equipment, Instruments & Components - 5.3%
nLight, Inc.*	1,953	22,069
Oxford Instruments plc	2,498	74,817
Park Systems Corp.	303	31,302
		128,188
Life Sciences Tools & Services - 8.1%
Agilent Technologies, Inc.	664	94,268
Bruker Corp.	1,503	103,587
		197,855
Semiconductors & Semiconductor Equipment - 66.2%
Advanced Micro Devices, Inc.*	1,486	116,770
Applied Materials, Inc.	1,027	119,286
ASML Holding NV	193	119,215
Axcelis Technologies, Inc.*	1,431	183,941
Entegris, Inc.	1,139	97,077
Intel Corp.	3,170	79,028
KLA Corp.	287	108,882
Lam Research Corp.	227	110,324
Meta Materials, Inc.*(a)	15,637	10,008
NVIDIA Corp.	666	154,619
Onto Innovation, Inc.*	1,372	113,149
Photronics, Inc.*	2,672	47,081
SkyWater Technology, Inc.*	1,752	23,004
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,519	132,259
Ultra Clean Holdings, Inc.*	1,968	62,700
Ulvac, Inc.	2,138	81,968
Veeco Instruments, Inc.*	2,227	47,368
		1,606,679
Technology Hardware, Storage & Peripherals - 5.3%
Canon, Inc.	4,407	95,177
Nano Dimension Ltd., ADR*(a)	11,148	32,775
		127,952
TOTAL COMMON STOCKS (Cost $2,927,387)		2,417,357

SECURITIES LENDING REINVESTMENTS(c) - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $68,517)	68,517	68,517

Total Investments - 102.4% (Cost $2,995,904)		2,485,874
Liabilities in excess of other assets - (2.4%)		(57,753)
Net Assets - 100.0%		2,428,121

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $73,973, collateralized in the form of cash with a value of $68,517 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,793 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from April 30, 2023 – May 15, 2052. The total value of collateral is $75,310.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $68,517.

Abbreviations
ADR	American Depositary Receipt

Nanotechnology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	70.4%
Japan	9.7%
Taiwan	5.5%
Netherlands	4.9%
South Korea	3.3%
United Kingdom	3.1%
Israel	1.4%
Singapore	1.3%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Biotechnology - 23.1%
Biogen, Inc.*	1,903	513,544
Gilead Sciences, Inc.	6,353	511,607
Moderna, Inc.*	2,855	396,302
Regeneron Pharmaceuticals, Inc.*	759	577,159
Vertex Pharmaceuticals, Inc.*	1,822	528,908
		2,527,520
Commercial Services & Supplies - 4.9%
Cintas Corp.	1,221	535,372

Electric Utilities - 4.4%
Constellation Energy Corp.	6,435	481,917

Energy Equipment & Services - 4.8%
Baker Hughes Co.	17,327	530,206

Entertainment - 4.8%
Netflix, Inc.*	1,647	530,548

Health Care Equipment & Supplies - 5.1%
Dexcom, Inc.*	5,052	560,823

Internet & Direct Marketing Retail - 8.0%
JD.com, Inc., ADR	8,617	382,939
PDD Holdings, Inc., ADR*	5,650	495,675
		878,614
IT Services - 9.1%
Automatic Data Processing, Inc.	2,233	490,858
Paychex, Inc.	4,555	502,872
		993,730
Machinery - 5.3%
PACCAR, Inc.	8,006	578,033

Semiconductors & Semiconductor Equipment - 4.7%
ASML Holding NV (Registered), NYRS	831	513,334

Software - 11.2%
Cadence Design Systems, Inc.*	3,238	624,740
Synopsys, Inc.*	1,646	598,749
		1,223,489
Specialty Retail - 9.7%
O'Reilly Automotive, Inc.*	672	557,827
Ross Stores, Inc.	4,566	504,726
		1,062,553
Wireless Telecommunication Services - 4.7%
T-Mobile US, Inc.*	3,662	520,663

TOTAL COMMON STOCKS (Cost $10,537,991)		10,936,802

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $23,109 (Cost $23,105)	23,105	23,105

Total Investments - 100.0% (Cost $10,561,096)		10,959,907
Other assets less liabilities - 0.0%(a)		6
Net Assets - 100.0%		10,959,913

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Nasdaq-100 Dorsey Wright Momentum ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Nasdaq-100 Dorsey Wright Momentum ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	87.1%
China	8.0%
Netherlands	4.7%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

On-Demand ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Entertainment - 58.1%
Activision Blizzard, Inc.	612	46,665
Bilibili, Inc., Class Z*	1,677	33,094
Capcom Co. Ltd.	1,258	39,591
Electronic Arts, Inc.	350	38,829
Embracer Group AB*	6,328	30,612
Krafton, Inc.*	200	25,664
NCSoft Corp.	121	39,732
NetEase, Inc.	3,342	51,560
Netflix, Inc.*	145	46,709
Nexon Co. Ltd.	2,128	46,138
ROBLOX Corp., Class A*	1,363	49,940
Spotify Technology SA*	577	67,105
Square Enix Holdings Co. Ltd.	628	27,997
Take-Two Interactive Software, Inc.*	426	46,668
Ubisoft Entertainment SA*	715	15,791
		606,095
Interactive Media & Services - 5.8%
Bumble, Inc., Class A*	638	15,427
Snap, Inc., Class A*	4,413	44,792
		60,219
Internet & Direct Marketing Retail - 17.1%
Delivery Hero SE*(a)	1,025	41,403
DoorDash, Inc., Class A*	840	45,914
Just Eat Takeaway.com NV*(a)	1,513	33,126
Meituan, Class B*(a)	2,136	37,036
Zomato Ltd.*	32,603	21,100
		178,579
Leisure Products - 2.8%
Peloton Interactive, Inc., Class A*	2,264	29,251

Road & Rail - 7.4%
Lyft, Inc., Class A*	2,389	23,890
Uber Technologies, Inc.*	1,612	53,615
		77,505
Semiconductors & Semiconductor Equipment - 8.6%
Ambarella, Inc.*	280	26,407
NVIDIA Corp.	275	63,844
		90,251
TOTAL COMMON STOCKS (Cost $1,832,214)		1,041,900
Total Investments - 99.8% (Cost $1,832,214)		1,041,900
Other assets less liabilities - 0.2%		1,615
Net Assets - 100.0%		1,043,515

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

On-Demand ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

On-Demand ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	57.4%
China	11.7%
Japan	10.9%
South Korea	10.2%
United Kingdom	3.2%
Sweden	2.9%
India	2.0%
France	1.5%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Entertainment - 4.8%
Sea Ltd., ADR*	83,842	5,239,287

Food & Staples Retailing - 0.2%
DingDong Cayman Ltd., ADR*	46,469	210,505

Health Care Equipment & Supplies - 3.5%
Figs, Inc., Class A*	420,219	3,870,217

Interactive Media & Services - 3.4%
Shutterstock, Inc.	49,941	3,756,562

Internet & Direct Marketing Retail - 87.8%
Alibaba Group Holding Ltd., ADR*	160,550	14,094,684
Amazon.com, Inc.*	279,782	26,363,858
Chewy, Inc., Class A*(a)	110,983	4,500,361
ContextLogic, Inc., Class A*(a)	5,142,408	2,502,810
Coupang, Inc.*	70,082	1,086,972
Dada Nexus Ltd., ADR*	23,271	208,508
DoorDash, Inc., Class A*	82,074	4,486,165
eBay, Inc.	185,004	8,491,684
Etsy, Inc.*	33,436	4,059,465
Farfetch Ltd., Class A*(a)	45,133	231,532
Global-e Online Ltd.*(a)	7,512	212,590
JD.com, Inc., ADR	69,309	3,080,092
MercadoLibre, Inc.*	2,133	2,602,260
Overstock.com, Inc.*	178,973	3,466,707
Ozon Holdings plc, ADR*‡(b)	60,470	—
PDD Holdings, Inc., ADR*	55,105	4,834,362
Qurate Retail, Inc., Series A*	1,734,732	3,660,284
Revolve Group, Inc.*	151,174	4,093,792
Vipshop Holdings Ltd., ADR*	17,004	253,189
Wayfair, Inc., Class A*(a)	100,195	4,056,895
Xometry, Inc., Class A*(a)	115,988	3,527,195
		95,813,405
Professional Services - 0.2%
Fiverr International Ltd.*	5,266	208,586

TOTAL COMMON STOCKS (Cost $199,067,508)		109,098,562

SECURITIES LENDING REINVESTMENTS(c) - 7.3%

INVESTMENT COMPANIES - 7.3%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $8,011,911)	8,011,911	8,011,911

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $60,650 (Cost $60,641)	60,641	60,641

Total Investments - 107.3% (Cost $207,140,060)		117,171,114
Liabilities in excess of other assets - (7.3%)		(8,006,832)
Net Assets - 100.0%		109,164,282

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $9,631,723, collateralized in the form of cash with a value of $8,011,911 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $2,336,349 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $10,348,260.
(b)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $8,011,911.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Distributors - 0.0%(a)
Arata Corp.	819	24,301

Diversified Consumer Services - 0.8%
Rover Group, Inc.*	198,150	828,267

Food Products - 12.6%
Freshpet, Inc.*	77,986	4,849,169
General Mills, Inc.	35,815	2,847,651
J M Smucker Co. (The)	6,303	932,151
Nestle SA (Registered)	41,185	4,638,642
		13,267,613
Health Care Equipment & Supplies - 13.1%
Heska Corp.*	22,101	1,799,684
IDEXX Laboratories, Inc.*	22,324	10,564,610
Vimian Group AB*	389,615	904,437
Zomedica Corp.*	2,135,880	513,252
		13,781,983
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	10,267	1,597,134
CVS Group plc	157,258	3,548,600
Patterson Cos., Inc.	5,281	140,052
PetIQ, Inc.*	59,277	552,462
		5,838,248
Household Products - 6.7%
Central Garden & Pet Co., Class A*	87,345	3,356,668
Colgate-Palmolive Co.	50,823	3,725,326
		7,081,994
Insurance - 5.1%
Anicom Holdings, Inc.	156,785	632,183
Trupanion, Inc.*	78,831	4,680,985
		5,313,168
Internet & Direct Marketing Retail - 8.5%
Chewy, Inc., Class A*	198,950	8,067,422
PetMed Express, Inc.	44,534	836,349
		8,903,771
Pharmaceuticals - 35.0%
Dechra Pharmaceuticals plc	236,471	7,776,566
Elanco Animal Health, Inc.*	841,231	9,648,920
Merck & Co., Inc.	44,944	4,774,851
SwedenCare AB	129,516	357,443
Virbac SA	9,279	2,777,475
Zoetis, Inc.	68,487	11,437,329
		36,772,584
Specialty Retail - 12.4%
Musti Group OYJ	68,159	1,279,629
Pet Center Comercio e Participacoes SA	751,034	925,263
Pet Valu Holdings Ltd.	81,294	2,548,145
Petco Health & Wellness Co., Inc.*	330,859	3,407,848
Pets at Home Group plc	1,044,621	4,862,742
		13,023,627
TOTAL COMMON STOCKS (Cost $167,084,049)		104,835,556

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $202,245
(Cost $202,219)	202,219	202,219

Total Investments - 99.9% (Cost $167,286,268)		105,037,775
Other assets less liabilities - 0.1%		141,367
Net Assets - 100.0%		105,179,142

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	75.3%
United Kingdom	15.4%
France	2.7%
Canada	2.4%
Finland	1.2%
Sweden	1.2%
Brazil	0.9%
Japan	0.6%
Other[a]	0.3%
100.0%
a	Includes any non-equity securities and net other assets (liabilities).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 22.5%
Associated Banc-Corp.	387,413	8,968,611
Atlantic Union Bankshares Corp.	260,803	9,769,680
City Holding Co.(a)	93,232	9,155,382
Community Bank System, Inc.(a)	145,043	8,854,875
First Financial Corp.	197,344	8,673,269
First Interstate BancSystem, Inc., Class A	219,467	7,799,857
First Merchants Corp.	217,294	8,891,670
Fulton Financial Corp.	508,428	8,744,962
Glacier Bancorp, Inc.	161,315	7,643,105
Home BancShares, Inc.	372,746	8,983,179
Independent Bank Corp.	103,338	8,233,972
International Bancshares Corp.	180,096	8,740,059
Lakeland Bancorp, Inc.	506,249	9,745,293
Northwest Bancshares, Inc.	625,034	8,637,970
Peoples Bancorp, Inc.	312,622	9,725,670
Sandy Spring Bancorp, Inc.	261,673	8,622,125
Simmons First National Corp., Class A	415,500	9,236,565
Southside Bancshares, Inc.	262,983	10,043,321
SouthState Corp.	108,585	8,760,638
Tompkins Financial Corp.	113,544	8,491,956
United Bankshares, Inc.	220,127	8,974,578
Washington Trust Bancorp, Inc.	190,390	7,996,380
WesBanco, Inc.	235,767	8,522,977
		203,216,094
Building Products - 2.1%
Apogee Enterprises, Inc.	195,592	8,950,290
Griffon Corp.	262,396	9,569,582
		18,519,872
Capital Markets - 1.1%
Cohen & Steers, Inc.	139,931	10,125,407

Chemicals - 6.2%
Avient Corp.	265,338	11,576,697
Balchem Corp.	67,036	8,714,680
HB Fuller Co.	117,730	8,212,845
Quaker Chemical Corp.(a)	48,895	9,572,663
Sensient Technologies Corp.	125,010	9,424,504
Stepan Co.	83,246	8,665,076
		56,166,465
Commercial Services & Supplies - 5.7%
ABM Industries, Inc.	204,294	9,889,872
Brady Corp., Class A	197,467	10,892,280
Healthcare Services Group, Inc.	684,775	9,086,964
HNI Corp.	324,743	10,148,219
Matthews International Corp., Class A	297,475	11,351,646
		51,368,981
Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.	164,440	10,645,846

Electric Utilities - 3.1%
ALLETE, Inc.	143,503	8,780,949
PNM Resources, Inc.	193,661	9,489,389
Portland General Electric Co.	193,869	9,266,938
		27,537,276
Electronic Equipment, Instruments & Components - 1.1%
Badger Meter, Inc.	82,037	9,977,340

Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	133,759	9,467,462
STAG Industrial, Inc.	286,048	9,622,655
Terreno Realty Corp.	160,936	10,011,829
Universal Health Realty Income Trust	175,876	9,324,945
		38,426,891
Food & Staples Retailing - 2.1%
Andersons, Inc. (The)	259,727	11,851,343
SpartanNash Co.	280,036	7,493,763
		19,345,106
Food Products - 2.9%
J & J Snack Foods Corp.	57,728	8,151,771
Lancaster Colony Corp.	46,472	8,921,695
Tootsie Roll Industries, Inc.	205,317	9,040,107
		26,113,573
Gas Utilities - 5.4%
Chesapeake Utilities Corp.	80,879	10,359,791
New Jersey Resources Corp.	193,909	9,895,176
Northwest Natural Holding Co.	202,589	9,793,152
Southwest Gas Holdings, Inc.	139,195	8,770,677
Spire, Inc.	137,576	9,685,351
		48,504,147
Health Care Equipment & Supplies - 2.1%
Atrion Corp.	15,282	8,680,176
LeMaitre Vascular, Inc.	200,481	10,046,103
		18,726,279
Health Care Providers & Services - 1.0%
Ensign Group, Inc. (The)	100,302	8,975,023

Household Products - 1.1%
WD-40 Co.	54,663	9,480,204

Insurance - 3.2%
AMERISAFE, Inc.	174,640	9,524,865
CNO Financial Group, Inc.	408,851	10,474,763
Horace Mann Educators Corp.	248,531	9,185,706
		29,185,334
Internet & Direct Marketing Retail - 1.0%
PetMed Express, Inc.(a)	487,212	9,149,841

Machinery - 9.6%
Alamo Group, Inc.	62,125	11,330,979
Douglas Dynamics, Inc.	241,803	9,016,834
Franklin Electric Co., Inc.	113,197	10,818,237
Hillenbrand, Inc.	178,187	8,399,735
Kadant, Inc.	49,164	10,553,544
Lindsay Corp.	53,363	8,030,598
Standex International Corp.	88,482	10,235,598
Trinity Industries, Inc.	299,446	8,357,538
Watts Water Technologies, Inc., Class A	59,134	10,362,051
		87,105,114
Media - 1.0%
John Wiley & Sons, Inc., Class A	202,147	8,993,520

Metals & Mining - 3.4%
Kaiser Aluminum Corp.	105,323	8,354,220
Materion Corp.	113,937	12,724,484

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Worthington Industries, Inc.	166,143	10,041,683
		31,120,387
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Arbor Realty Trust, Inc.(a)	640,261	9,655,136

Multi-Utilities - 3.0%
Avista Corp.	225,430	9,269,682
Black Hills Corp.	133,093	8,173,241
NorthWestern Corp.	162,596	9,394,797
		26,837,720
Personal Products - 1.0%
Nu Skin Enterprises, Inc., Class A	224,147	8,930,016

Professional Services - 2.1%
Exponent, Inc.	91,161	9,380,467
Insperity, Inc.	79,609	9,878,681
		19,259,148
Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc.	553,996	9,257,273

Semiconductors & Semiconductor Equipment - 1.1%
Power Integrations, Inc.	119,662	9,842,199

Thrifts & Mortgage Finance - 1.2%
Federal Agricultural Mortgage Corp., Class C	75,508	10,711,565

Tobacco - 0.9%
Universal Corp.	164,780	8,336,220

Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	71,930	10,275,920
GATX Corp.	83,493	9,108,251
McGrath RentCorp	95,239	9,794,379
		29,178,550
Water Utilities - 3.8%
American States Water Co.(a)	96,317	8,601,108
California Water Service Group	147,069	8,418,230
Middlesex Water Co.	103,877	7,946,590
SJW Group	127,122	9,717,206
		34,683,134
Wireless Telecommunication Services - 1.3%
Telephone and Data Systems, Inc.	907,558	11,516,911

TOTAL COMMON STOCKS (Cost $817,088,352)		900,890,572

SECURITIES LENDING REINVESTMENTS(b) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $10,556,329)	10,556,329	10,556,329

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,310,577
(Cost $1,310,414)	1,310,414	1,310,414

Total Investments - 101.1% (Cost $828,955,095)		912,757,315
Liabilities in excess of other assets - (1.1%)		(9,745,070)
Net Assets - 100.0%		903,012,245

(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $16,841,845, collateralized in the form of cash with a value of $10,556,329 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $7,112,720 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $17,669,049.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $10,556,329.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 3.1%
Commerce Bancshares, Inc.	2,774	183,500
United Bankshares, Inc.	4,558	185,830
		369,330
Beverages - 4.6%
Brown-Forman Corp., Class B	2,629	170,543
Coca-Cola Co. (The)	3,043	181,089
PepsiCo, Inc.	1,056	183,248
		534,880
Building Products - 1.7%
Carlisle Cos., Inc.	755	194,956

Capital Markets - 4.9%
Franklin Resources, Inc.	7,187	211,801
S&P Global, Inc.	544	185,613
T. Rowe Price Group, Inc.	1,554	174,483
		571,897
Chemicals - 8.9%
Air Products and Chemicals, Inc.	616	176,164
HB Fuller Co.	2,438	170,075
PPG Industries, Inc.	1,427	188,449
RPM International, Inc.	1,873	166,004
Sherwin-Williams Co. (The)	760	168,226
Stepan Co.	1,722	179,243
		1,048,161
Commercial Services & Supplies - 5.3%
ABM Industries, Inc.	4,231	204,823
Brady Corp., Class A	4,090	225,604
MSA Safety, Inc.	1,383	185,806
		616,233
Containers & Packaging - 1.6%
Sonoco Products Co.	3,140	185,448

Distributors - 1.6%
Genuine Parts Co.	1,047	185,173

Electrical Equipment - 1.4%
Emerson Electric Co.	2,021	167,157

Equity Real Estate Investment Trusts (REITs) - 1.6%
Federal Realty Investment Trust	1,790	191,136

Food & Staples Retailing - 4.4%
Sysco Corp.	2,295	171,138
Walgreens Boots Alliance, Inc.	4,721	167,737
Walmart, Inc.	1,278	181,642
		520,517
Food Products - 7.6%
Archer-Daniels-Midland Co.	2,136	170,026
Hormel Foods Corp.	4,111	182,446
Lancaster Colony Corp.	963	184,877
McCormick & Co., Inc. (Non-Voting)	2,267	168,483
Tootsie Roll Industries, Inc.	4,252	187,216
		893,048
Gas Utilities - 3.2%
National Fuel Gas Co.	3,050	174,704
Northwest Natural Holding Co.	4,195	202,786
		377,490
Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	1,813	184,418
Becton Dickinson and Co.	776	182,011
Medtronic plc	2,459	203,605
		570,034
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	716	188,960

Household Durables - 1.6%
Leggett & Platt, Inc.	5,549	191,385

Household Products - 6.3%
Clorox Co. (The)	1,299	201,916
Colgate-Palmolive Co.	2,506	183,690
Kimberly-Clark Corp.	1,419	177,446
Procter & Gamble Co. (The)	1,300	178,828
		741,880
Industrial Conglomerates - 1.4%
3M Co.	1,542	166,135

Insurance - 7.0%
Aflac, Inc.	2,708	184,550
Cincinnati Financial Corp.	1,773	214,001
Old Republic International Corp.	8,098	213,544
RLI Corp.	1,484	204,659
		816,754
IT Services - 1.4%
Automatic Data Processing, Inc.	726	159,589

Machinery - 6.7%
Dover Corp.	1,363	204,314
Illinois Tool Works, Inc.	859	200,284
Nordson Corp.	809	177,689
Stanley Black & Decker, Inc.	2,390	204,608
		786,895
Metals & Mining - 1.8%
Nucor Corp.	1,269	212,481

Multiline Retail - 1.7%
Target Corp.	1,194	201,189

Multi-Utilities - 3.0%
Black Hills Corp.	2,756	169,246
Consolidated Edison, Inc.	2,011	179,683
		348,929
Pharmaceuticals - 1.4%
Johnson & Johnson	1,096	167,973

Specialty Retail - 1.6%
Lowe’s Cos., Inc.	912	187,644

Tobacco - 1.5%
Universal Corp.	3,412	172,613

Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	325	217,240

Water Utilities - 6.1%
American States Water Co.	1,994	178,064
California Water Service Group	3,045	174,296
Middlesex Water Co.	2,151	164,551

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
SJW Group	2,633	201,267
		718,178
TOTAL COMMON STOCKS (Cost $11,643,627)		11,703,305

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $4,854
(Cost $4,852)	4,852	4,852

Total Investments - 99.8% (Cost $11,648,479)		11,708,157
Other assets less liabilities - 0.2%		20,542
Net Assets - 100.0%		11,728,699

(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.1%

Aerospace & Defense - 4.6%
Boeing Co. (The)
5.71%, 5/1/2040	150,000	143,407
5.81%, 5/1/2050	20,000	18,958
3.95%, 8/1/2059	59,000	40,772
5.93%, 5/1/2060	43,000	40,250
Lockheed Martin Corp.
5.90%, 11/15/2063	126,000	138,761
Northrop Grumman Corp.
3.25%, 1/15/2028	15,000	13,852
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	114,757
		510,757
Air Freight & Logistics - 0.4%
FedEx Corp.
4.25%, 5/15/2030	42,000	39,372

Airlines - 0.3%
Southwest Airlines Co.
5.13%, 6/15/2027	39,000	38,435

Automobiles - 2.0%
General Motors Co.
6.13%, 10/1/2025	138,000	139,565
5.00%, 10/1/2028	34,000	32,922
5.95%, 4/1/2049	59,000	52,768
		225,255
Banks - 8.4%
Bank of America Corp.
4.00%, 1/22/2025	2,000	1,948
Series L, 3.95%, 4/21/2025	115,000	111,461
Series L, 4.18%, 11/25/2027	25,000	23,828
6.11%, 1/29/2037	80,000	82,114
Citigroup, Inc.
4.40%, 6/10/2025	10,000	9,783
3.20%, 10/21/2026	29,000	26,974
4.45%, 9/29/2027	89,000	84,994
4.65%, 7/23/2048	46,000	41,079
JPMorgan Chase & Co.
3.88%, 9/10/2024	64,000	62,472
3.90%, 7/15/2025	129,000	125,308
2.95%, 10/1/2026	22,000	20,457
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	47,000	39,938
US Bancorp
3.60%, 9/11/2024	72,000	70,272
Wells Fargo & Co.
3.00%, 2/19/2025	2,000	1,915
3.55%, 9/29/2025	41,000	39,234
3.00%, 4/22/2026	2,000	1,867
3.00%, 10/23/2026	200,000	184,637
		928,281
Beverages - 2.0%
Coca-Cola Co. (The)
3.00%, 3/5/2051	8,000	5,807
Keurig Dr Pepper, Inc.
4.50%, 4/15/2052	96,000	80,068
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	24,860
PepsiCo, Inc.
1.95%, 10/21/2031	130,000	104,637
		215,372
Biotechnology - 4.2%
AbbVie, Inc.
3.60%, 5/14/2025	2,000	1,924
3.20%, 5/14/2026	80,000	75,168
4.88%, 11/14/2048	200,000	182,501
4.25%, 11/21/2049	32,000	26,574
Amgen, Inc.
2.20%, 2/21/2027	74,000	66,299
1.65%, 8/15/2028	13,000	10,879
2.00%, 1/15/2032	23,000	17,764
Biogen, Inc.
2.25%, 5/1/2030	75,000	60,657
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	19,100
1.65%, 10/1/2030	1,000	791
2.80%, 10/1/2050	3,000	1,938
		463,595
Building Products - 0.4%
Carrier Global Corp.
3.58%, 4/5/2050	63,000	45,084

Capital Markets - 4.8%
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	117,000	110,687
3.80%, 3/15/2030	150,000	136,007
6.75%, 10/1/2037	44,000	46,690
Morgan Stanley
Series F, 3.88%, 4/29/2024	100,000	98,369
3.13%, 7/27/2026	100,000	93,051
4.38%, 1/22/2047	52,000	45,259
		530,063
Chemicals - 1.1%
Celanese US Holdings LLC
6.33%, 7/15/2029	22,000	21,577
DuPont de Nemours, Inc.
4.73%, 11/15/2028	101,000	99,335
		120,912
Consumer Finance - 1.9%
American Express Co.
5.85%, 11/5/2027	134,000	137,957
Capital One Financial Corp.
3.80%, 1/31/2028	75,000	69,495
		207,452

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 7.0%
AT&T, Inc.
4.30%, 2/15/2030	3,000	2,812
2.75%, 6/1/2031	266,000	219,693
3.50%, 9/15/2053	233,000	159,078
Verizon Communications, Inc.
0.75%, 3/22/2024	35,000	33,354
1.45%, 3/20/2026	2,000	1,792
4.13%, 3/16/2027	3,000	2,887
4.33%, 9/21/2028	187,000	179,140
4.02%, 12/3/2029	2,000	1,845
4.86%, 8/21/2046	100,000	90,301
3.55%, 3/22/2051	2,000	1,435
3.70%, 3/22/2061	108,000	75,520
		767,857
Electric Utilities - 2.2%
Duke Energy Corp.
4.50%, 8/15/2032	50,000	46,225
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	45,000	36,378
Pacific Gas and Electric Co.
4.50%, 7/1/2040	25,000	19,550
3.50%, 8/1/2050	161,000	100,740
Southern California Edison Co.
5.85%, 11/1/2027	39,000	39,915
		242,808
Energy Equipment & Services - 0.0%(a)
Halliburton Co.
2.92%, 3/1/2030	1,000	864

Entertainment - 1.1%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	38,007
3.80%, 3/22/2030	84,000	78,021
2.65%, 1/13/2031	8,000	6,808
		122,836
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.
3.80%, 8/15/2029	36,000	32,472
Crown Castle, Inc.
2.25%, 1/15/2031	51,000	40,763
Equinix, Inc.
3.20%, 11/18/2029	39,000	34,001
		107,236
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.
1.60%, 4/20/2030	72,000	58,754
Walmart, Inc.
4.50%, 9/9/2052	25,000	23,466
		82,220
Food Products - 0.7%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	48,967
Kraft Heinz Foods Co.
3.00%, 6/1/2026	26,000	24,195
		73,162
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
4.90%, 11/30/2046	29,000	28,453
Becton Dickinson and Co.
3.70%, 6/6/2027	124,000	117,009
		145,462
Health Care Providers & Services - 7.0%
Cigna Group (The)
4.13%, 11/15/2025	25,000	24,310
4.90%, 12/15/2048	176,000	157,561
CVS Health Corp.
3.75%, 4/1/2030	2,000	1,805
1.88%, 2/28/2031	57,000	44,224
4.78%, 3/25/2038	1,000	907
5.13%, 7/20/2045	183,000	164,725
5.05%, 3/25/2048	54,000	48,226
4.25%, 4/1/2050	4,000	3,185
Elevance Health, Inc.
2.38%, 1/15/2025	42,000	39,756
HCA, Inc.
5.63%, 9/1/2028	103,000	101,849
UnitedHealth Group, Inc.
3.75%, 7/15/2025	150,000	145,502
3.25%, 5/15/2051	60,000	42,776
		774,826
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	36,862
Expedia Group, Inc.
3.25%, 2/15/2030	27,000	22,758
Starbucks Corp.
2.55%, 11/15/2030	53,000	44,209
		103,829
Industrial Conglomerates - 0.5%
Honeywell International, Inc.
2.50%, 11/1/2026	65,000	60,049

Insurance - 0.6%
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	56,000	49,256
4.25%, 1/15/2049	20,000	17,698
		66,954
Interactive Media & Services - 0.8%
Alphabet, Inc.
0.80%, 8/15/2027	50,000	42,637
Meta Platforms, Inc.
4.65%, 8/15/2062	50,000	41,373
		84,010
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.
2.80%, 8/22/2024	80,000	77,422
3.80%, 12/5/2024	102,000	99,749
2.10%, 5/12/2031	98,000	80,531
3.88%, 8/22/2037	2,000	1,764
2.50%, 6/3/2050	36,000	23,034

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
4.25%, 8/22/2057	50,000	43,019
		325,519
IT Services - 4.3%
Fiserv, Inc.
4.40%, 7/1/2049	85,000	68,408
International Business Machines Corp.
3.50%, 5/15/2029	215,000	196,063
1.95%, 5/15/2030	2,000	1,612
4.25%, 5/15/2049	1,000	823
Mastercard, Inc.
3.85%, 3/26/2050	62,000	51,935
PayPal Holdings, Inc.
2.85%, 10/1/2029	71,000	61,588
Visa, Inc.
3.15%, 12/14/2025	100,000	95,444
		475,873
Media - 3.4%
Comcast Corp.
3.95%, 10/15/2025	118,000	114,714
3.15%, 3/1/2026	134,000	126,671
4.15%, 10/15/2028	5,000	4,780
2.65%, 2/1/2030	32,000	27,519
3.75%, 4/1/2040	2,000	1,628
Discovery Communications LLC
3.63%, 5/15/2030	67,000	57,282
Paramount Global
4.20%, 5/19/2032	45,000	36,999
		369,593
Multiline Retail - 0.2%
Target Corp.
4.50%, 9/15/2032	23,000	22,056

Multi-Utilities - 0.8%
Dominion Energy, Inc.
5.38%, 11/15/2032	86,000	84,308

Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.
2.24%, 5/11/2030	134,000	114,416
Diamondback Energy, Inc.
4.25%, 3/15/2052	55,000	41,146
Exxon Mobil Corp.
4.23%, 3/19/2040	126,000	112,906
4.33%, 3/19/2050	62,000	54,660
MPLX LP
4.88%, 6/1/2025	55,000	54,153
2.65%, 8/15/2030	45,000	36,889
Phillips 66
3.30%, 3/15/2052	2,000	1,373
Targa Resources Partners LP
4.00%, 1/15/2032	100,000	84,760
Williams Cos., Inc. (The)
5.30%, 8/15/2052	100,000	89,962
		590,265
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	209,000	202,563
3.90%, 2/20/2028	20,000	19,151
Johnson & Johnson
4.38%, 12/5/2033	90,000	88,825
Merck & Co., Inc.
2.90%, 12/10/2061	50,000	31,884
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	53,000	49,574
		391,997
Road & Rail - 0.5%
Union Pacific Corp.
2.80%, 2/14/2032	68,000	57,327

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp.
3.88%, 1/15/2027	123,000	116,004
Broadcom, Inc.
4.15%, 11/15/2030	3,000	2,699
4.30%, 11/15/2032	2,000	1,772
Intel Corp.
3.90%, 3/25/2030	36,000	33,175
3.25%, 11/15/2049	100,000	66,533
4.75%, 3/25/2050	33,000	28,446
5.05%, 8/5/2062	52,000	45,302
NVIDIA Corp.
2.85%, 4/1/2030	96,000	84,513
QUALCOMM, Inc.
3.25%, 5/20/2027	37,000	34,797
		413,241
Software - 6.2%
Microsoft Corp.
3.30%, 2/6/2027	92,000	87,855
3.50%, 2/12/2035	93,000	84,034
Oracle Corp.
2.95%, 11/15/2024	204,000	195,577
1.65%, 3/25/2026	170,000	151,909
2.95%, 4/1/2030	2,000	1,705
3.60%, 4/1/2040	2,000	1,474
3.65%, 3/25/2041	130,000	95,552
4.00%, 7/15/2046	2,000	1,456
Salesforce, Inc.
2.90%, 7/15/2051	100,000	66,863
		686,425
Specialty Retail - 2.5%
Home Depot, Inc. (The)
2.95%, 6/15/2029	100,000	89,288
5.88%, 12/16/2036	2,000	2,138
2.38%, 3/15/2051	22,000	13,115
Lowe's Cos., Inc.
4.50%, 4/15/2030	64,000	60,905
3.00%, 10/15/2050	179,000	113,090
		278,536

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.
3.45%, 5/6/2024	102,000	100,125
3.20%, 5/13/2025	100,000	96,577
3.25%, 2/23/2026	12,000	11,479
3.85%, 5/4/2043	168,000	143,764
3.45%, 2/9/2045	50,000	40,383
4.65%, 2/23/2046	6,000	5,700
2.80%, 2/8/2061	1,000	637
2.85%, 8/5/2061	150,000	96,842
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	22,000	21,650
HP, Inc.
4.20%, 4/15/2032	100,000	85,909
		603,066
Tobacco - 1.9%
Altria Group, Inc.
5.80%, 2/14/2039	136,000	124,822
5.95%, 2/14/2049	24,000	21,363
Philip Morris International, Inc.
5.00%, 11/17/2025	51,000	50,695
4.25%, 11/10/2044	17,000	13,507
		210,387
Wireless Telecommunication Services - 3.2%
T-Mobile USA, Inc.
3.50%, 4/15/2025	2,000	1,915
3.75%, 4/15/2027	150,000	141,012
2.55%, 2/15/2031	200,000	163,197
3.40%, 10/15/2052	67,000	45,328
		351,452
TOTAL CORPORATE BONDS (Cost $12,565,222)		10,816,736

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENTS(c) - 0.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $88,016
(Cost $88,003)	88,003	88,003

Total Investments - 98.9% (Cost $12,653,225)		10,904,739
Other assets less liabilities - 1.1%		122,939
Net Assets - 100.0%		11,027,678

(a)	Represents less than 0.05% of net assets.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2023.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 1.5%
General Dynamics Corp.	726,962	165,681,909

Air Freight & Logistics - 3.0%
CH Robinson Worldwide, Inc.	1,726,833	172,614,227
Expeditors International of Washington, Inc.	1,579,725	165,176,046
		337,790,273
Beverages - 4.5%
Brown-Forman Corp., Class B	2,548,589	165,326,969
Coca-Cola Co. (The)	2,826,808	168,223,344
PepsiCo, Inc.	1,002,772	174,011,025
		507,561,338
Biotechnology - 1.6%
AbbVie, Inc.	1,158,936	178,360,250

Building Products - 1.7%
A O Smith Corp.	2,821,217	185,156,472

Capital Markets - 4.4%
Franklin Resources, Inc.	5,718,785	168,532,594
S&P Global, Inc.	465,472	158,819,046
T. Rowe Price Group, Inc.(a)	1,456,956	163,587,020
		490,938,660
Chemicals - 9.0%
Air Products and Chemicals, Inc.	546,254	156,217,719
Albemarle Corp.	646,900	164,513,139
Ecolab, Inc.	1,113,836	177,512,043
Linde plc	520,839	181,444,682
PPG Industries, Inc.	1,306,889	172,587,761
Sherwin-Williams Co. (The)	686,410	151,936,854
		1,004,212,198
Commercial Services & Supplies - 1.5%
Cintas Corp.	388,795	170,474,944

Containers & Packaging - 1.5%
Amcor plc	14,579,491	162,415,530

Distributors - 1.6%
Genuine Parts Co.	1,034,594	182,978,295

Electric Utilities - 1.3%
NextEra Energy, Inc.	2,040,086	144,907,309

Electrical Equipment - 1.4%
Emerson Electric Co.	1,912,866	158,213,147

Equity Real Estate Investment Trusts (REITs) - 4.5%
Essex Property Trust, Inc.	783,105	178,594,926
Federal Realty Investment Trust	1,552,079	165,730,996
Realty Income Corp.	2,550,868	163,128,009
		507,453,931
Food & Staples Retailing - 4.5%
Sysco Corp.	2,191,310	163,405,987
Walgreens Boots Alliance, Inc.	4,767,778	169,399,152
Walmart, Inc.	1,196,778	170,098,057
		502,903,196
Food Products - 5.9%
Archer-Daniels-Midland Co.	1,995,607	158,850,317
Hormel Foods Corp.	3,837,740	170,318,901
J M Smucker Co. (The)	1,144,139	169,206,717
McCormick & Co., Inc. (Non-Voting)	2,177,649	161,842,874
		660,218,809
Gas Utilities - 1.5%
Atmos Energy Corp.	1,490,320	168,122,999

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	1,521,045	154,720,697
Becton Dickinson and Co.	696,493	163,362,433
Medtronic plc	2,118,357	175,399,960
		493,483,090
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	2,286,750	173,129,842

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	634,973	167,575,724

Household Products - 7.6%
Church & Dwight Co., Inc.	2,069,188	173,356,571
Clorox Co. (The)	1,214,096	188,719,082
Colgate-Palmolive Co.	2,253,927	165,212,849
Kimberly-Clark Corp.	1,271,360	158,983,568
Procter & Gamble Co. (The)	1,206,905	166,021,852
		852,293,922
Industrial Conglomerates - 1.4%
3M Co.	1,488,376	160,357,630

Insurance - 6.1%
Aflac, Inc.	2,351,143	160,230,396
Brown & Brown, Inc.	2,915,402	163,466,590
Chubb Ltd.	749,565	158,173,206
Cincinnati Financial Corp.	1,622,400	195,823,680
		677,693,872
IT Services - 2.8%
Automatic Data Processing, Inc.	715,715	157,328,471
International Business Machines Corp.	1,209,720	156,416,796
		313,745,267
Life Sciences Tools & Services - 1.9%
West Pharmaceutical Services, Inc.	662,576	210,056,469

Machinery - 9.2%
Caterpillar, Inc.	664,428	159,163,727
Dover Corp.	1,195,190	179,158,981
Illinois Tool Works, Inc.	746,297	174,006,609
Nordson Corp.	705,973	155,059,910
Pentair plc	3,397,444	190,053,017
Stanley Black & Decker, Inc.	1,953,249	167,217,647
		1,024,659,891
Metals & Mining - 1.7%
Nucor Corp.	1,111,233	186,064,854

Multiline Retail - 1.6%
Target Corp.	1,046,550	176,343,675

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	1,819,917	162,609,584

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	946,542	152,175,557

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	1,503,938	165,297,826
		317,473,383
Pharmaceuticals - 1.4%
Johnson & Johnson	1,016,952	155,858,064

Software - 1.5%
Roper Technologies, Inc.	383,619	165,032,894

Specialty Retail - 1.5%
Lowe’s Cos., Inc.	829,239	170,615,924

Trading Companies & Distributors - 1.8%
WW Grainger, Inc.	299,850	200,428,735

TOTAL COMMON STOCKS (Cost $10,425,938,485)		11,134,812,080

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $5,790,015
(Cost $5,789,296)	5,789,296	5,789,296

Total Investments - 99.8% (Cost $10,431,727,781)		11,140,601,376
Other assets less liabilities - 0.2%		23,998,684
Net Assets - 100.0%		11,164,600,060

(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $14,821, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $15,026.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	499	100,574
General Dynamics Corp.	200	45,582
Howmet Aerospace, Inc.	328	13,835
Huntington Ingalls Industries, Inc.	36	7,747
L3Harris Technologies, Inc.	169	35,691
Lockheed Martin Corp.	207	98,172
Northrop Grumman Corp.	129	59,870
Raytheon Technologies Corp.	1,309	128,400
Textron, Inc.	187	13,563
TransDigm Group, Inc.	46	34,218
		537,652
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	104	10,396
Expeditors International of Washington, Inc.	141	14,743
FedEx Corp.	212	43,083
United Parcel Service, Inc., Class B	650	118,618
		186,840
Airlines - 0.2%
Alaska Air Group, Inc.*	113	5,405
American Airlines Group, Inc.*	579	9,253
Delta Air Lines, Inc.*	571	21,892
Southwest Airlines Co.	529	17,764
United Airlines Holdings, Inc.*	290	15,068
		69,382
Auto Components - 0.1%
Aptiv plc*	241	28,024
BorgWarner, Inc.	208	10,458
		38,482
Automobiles - 2.1%
Ford Motor Co.	3,516	42,438
General Motors Co.	1,264	48,967
Tesla, Inc.*	2,388	491,236
		582,641
Banks - 4.2%
Bank of America Corp.	6,212	213,072
Citigroup, Inc.	1,725	87,440
Citizens Financial Group, Inc.	438	18,291
Comerica, Inc.	118	8,272
Fifth Third Bancorp	612	22,216
First Republic Bank	162	19,928
Huntington Bancshares, Inc.	1,283	19,655
JPMorgan Chase & Co.	2,611	374,287
KeyCorp	831	15,199
M&T Bank Corp.	153	23,759
PNC Financial Services Group, Inc. (The)	359	56,693
Regions Financial Corp.	833	19,425
Signature Bank	56	6,443
SVB Financial Group*	53	15,270
Truist Financial Corp.	1,181	55,448
US Bancorp	1,204	57,467
Wells Fargo & Co.	3,392	158,644
Zions Bancorp NA	133	6,732
		1,178,241
Beverages - 1.9%
Brown-Forman Corp., Class B	164	10,639
Coca-Cola Co. (The)	3,465	206,202
Constellation Brands, Inc., Class A	144	32,213
Keurig Dr Pepper, Inc.	756	26,120
Molson Coors Beverage Co., Class B	167	8,883
Monster Beverage Corp.*	339	34,496
PepsiCo, Inc.	1,226	212,748
		531,301
Biotechnology - 2.4%
AbbVie, Inc.	1,575	242,393
Amgen, Inc.	474	109,807
Biogen, Inc.*	128	34,542
Gilead Sciences, Inc.	1,116	89,871
Incyte Corp.*	166	12,779
Moderna, Inc.*	294	40,810
Regeneron Pharmaceuticals, Inc.*	95	72,240
Vertex Pharmaceuticals, Inc.*	228	66,186
		668,628
Building Products - 0.5%
A O Smith Corp.	114	7,482
Allegion plc	78	8,791
Carrier Global Corp.	744	33,502
Johnson Controls International plc	614	38,510
Masco Corp.	200	10,486
Trane Technologies plc	204	37,734
		136,505
Capital Markets - 3.3%
Ameriprise Financial, Inc.	95	32,573
Bank of New York Mellon Corp. (The)	654	33,276
BlackRock, Inc.	134	92,384
Cboe Global Markets, Inc.	95	11,986
Charles Schwab Corp. (The)	1,359	105,893
CME Group, Inc.	320	59,315
FactSet Research Systems, Inc.	34	14,095
Franklin Resources, Inc.	252	7,427
Goldman Sachs Group, Inc. (The)	302	106,198
Intercontinental Exchange, Inc.	498	50,696
Invesco Ltd.	405	7,152
MarketAxess Holdings, Inc.	34	11,609
Moody’s Corp.	139	40,331
Morgan Stanley	1,173	113,195
MSCI, Inc.	71	37,073
Nasdaq, Inc.	302	16,930
Northern Trust Corp.	186	17,720
Raymond James Financial, Inc.	171	18,547
S&P Global, Inc.	297	101,336
State Street Corp.	328	29,087
T. Rowe Price Group, Inc.	198	22,231
		929,054
Chemicals - 2.0%
Air Products and Chemicals, Inc.	197	56,338
Albemarle Corp.	104	26,448
Celanese Corp.	89	10,345
CF Industries Holdings, Inc.	175	15,031
Corteva, Inc.	637	39,679
Dow, Inc.	626	35,807
DuPont de Nemours, Inc.	443	32,352
Eastman Chemical Co.	106	9,031
Ecolab, Inc.	220	35,061
FMC Corp.	112	14,465
International Flavors & Fragrances, Inc.	226	21,063
Linde plc	439	152,934

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	226	21,694
Mosaic Co. (The)	302	16,063
PPG Industries, Inc.	208	27,469
Sherwin-Williams Co. (The)	209	46,262
		560,042
Commercial Services & Supplies - 0.5%
Cintas Corp.	77	33,762
Copart, Inc.*	382	26,916
Republic Services, Inc.	182	23,465
Rollins, Inc.	205	7,216
Waste Management, Inc.	333	49,870
		141,229
Communications Equipment - 0.9%
Arista Networks, Inc.*	220	30,514
Cisco Systems, Inc.	3,656	177,024
F5, Inc.*	53	7,578
Juniper Networks, Inc.	289	8,895
Motorola Solutions, Inc.	148	38,896
		262,907
Construction & Engineering - 0.1%
Quanta Services, Inc.	127	20,498

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	55	19,793
Vulcan Materials Co.	118	21,347
		41,140
Consumer Finance - 0.6%
American Express Co.	533	92,737
Capital One Financial Corp.	340	37,087
Discover Financial Services	243	27,216
Synchrony Financial	401	14,320
		171,360
Containers & Packaging - 0.3%
Amcor plc	1,325	14,760
Avery Dennison Corp.	72	13,118
Ball Corp.	279	15,683
International Paper Co.	317	11,536
Packaging Corp. of America	82	11,211
Sealed Air Corp.	129	6,272
Westrock Co.	226	7,096
		79,676
Distributors - 0.2%
Genuine Parts Co.	126	22,284
LKQ Corp.	227	13,005
Pool Corp.	35	12,490
		47,779
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	1,604	489,509

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	6,345	119,984
Lumen Technologies, Inc.	849	2,886
Verizon Communications, Inc.	3,738	145,072
		267,942
Electric Utilities - 1.9%
Alliant Energy Corp.	225	11,536
American Electric Power Co., Inc.	458	40,290
Constellation Energy Corp.	292	21,868
Duke Energy Corp.	685	64,568
Edison International	340	22,511
Entergy Corp.	180	18,517
Evergy, Inc.	206	12,115
Eversource Energy	311	23,437
Exelon Corp.	885	35,745
FirstEnergy Corp.	483	19,098
NextEra Energy, Inc.	1,769	125,652
NRG Energy, Inc.	204	6,689
PG&E Corp.*	1,433	22,383
Pinnacle West Capital Corp.	101	7,442
PPL Corp.	656	17,758
Southern Co. (The)	969	61,105
Xcel Energy, Inc.	488	31,510
		542,224
Electrical Equipment - 0.6%
AMETEK, Inc.	204	28,878
Eaton Corp. plc	354	61,925
Emerson Electric Co.	527	43,588
Generac Holdings, Inc.*	56	6,721
Rockwell Automation, Inc.	102	30,083
		171,195
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	530	41,086
CDW Corp.	121	24,493
Corning, Inc.	678	23,018
Keysight Technologies, Inc.*	158	25,274
TE Connectivity Ltd.	283	36,031
Teledyne Technologies, Inc.*	42	18,063
Trimble, Inc.*	220	11,453
Zebra Technologies Corp., Class A*	46	13,811
		193,229
Entertainment - 1.5%
Activision Blizzard, Inc.	633	48,266
Electronic Arts, Inc.	233	25,849
Live Nation Entertainment, Inc.*	127	9,152
Netflix, Inc.*	396	127,564
Take-Two Interactive Software, Inc.*	140	15,337
Walt Disney Co. (The)*	1,623	161,667
Warner Bros Discovery, Inc.*	1,968	30,740
		418,575
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	133	19,921
American Tower Corp.	414	81,976
AvalonBay Communities, Inc.	125	21,565
Boston Properties, Inc.	128	8,381
Camden Property Trust	95	10,902
Crown Castle, Inc.	386	50,469
Digital Realty Trust, Inc.	256	26,683
Equinix, Inc.	82	56,438
Equity Residential	303	18,944
Essex Property Trust, Inc.	58	13,227
Extra Space Storage, Inc.	119	19,593
Federal Realty Investment Trust	65	6,941
Healthpeak Properties, Inc.	478	11,501
Host Hotels & Resorts, Inc.	637	10,702
Invitation Homes, Inc.	518	16,193
Iron Mountain, Inc.	258	13,609
Kimco Realty Corp.	551	11,356
Mid-America Apartment Communities, Inc.	103	16,490
Prologis, Inc.	822	101,435
Public Storage	140	41,853
Realty Income Corp.	559	35,748

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Regency Centers Corp.	138	8,680
SBA Communications Corp.	96	24,898
Simon Property Group, Inc.	291	35,528
UDR, Inc.	273	11,695
Ventas, Inc.	355	17,271
VICI Properties, Inc.	858	28,769
Welltower, Inc.	421	31,205
Weyerhaeuser Co.	656	20,500
		772,473
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	394	190,767
Kroger Co. (The)	580	25,021
Sysco Corp.	451	33,631
Walgreens Boots Alliance, Inc.	639	22,704
Walmart, Inc.	1,255	178,373
		450,496
Food Products - 1.2%
Archer-Daniels-Midland Co.	489	38,924
Campbell Soup Co.	180	9,454
Conagra Brands, Inc.	426	15,511
General Mills, Inc.	529	42,061
Hershey Co. (The)	131	31,220
Hormel Foods Corp.	257	11,406
J M Smucker Co. (The)	95	14,049
Kellogg Co.	229	15,100
Kraft Heinz Co. (The)	708	27,569
Lamb Weston Holdings, Inc.	127	12,781
McCormick & Co., Inc. (Non-Voting)	224	16,648
Mondelez International, Inc., Class A	1,216	79,259
Tyson Foods, Inc., Class A	259	15,343
		329,325
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	125	14,101

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	1,552	157,869
Align Technology, Inc.*	65	20,117
Baxter International, Inc.	448	17,898
Becton Dickinson and Co.	253	59,341
Boston Scientific Corp.*	1,275	59,568
Cooper Cos., Inc. (The)	44	14,387
DENTSPLY SIRONA, Inc.	190	7,233
Dexcom, Inc.*	344	38,187
Edwards Lifesciences Corp.*	551	44,322
GE HealthCare Technologies, Inc.*	325	24,700
Hologic, Inc.*	223	17,760
IDEXX Laboratories, Inc.*	74	35,020
Intuitive Surgical, Inc.*	315	72,258
Medtronic plc	1,183	97,952
ResMed, Inc.	131	27,903
STERIS plc	89	16,735
Stryker Corp.	300	78,864
Teleflex, Inc.	42	10,006
Zimmer Biomet Holdings, Inc.	186	23,040
		823,160
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	143	22,245
Cardinal Health, Inc.	235	17,792
Centene Corp.*	504	34,474
Cigna Group (The)	272	79,451
CVS Health Corp.	1,170	97,742
DaVita, Inc.*	49	4,031
Elevance Health, Inc.	212	99,570
HCA Healthcare, Inc.	188	45,769
Henry Schein, Inc.*	120	9,397
Humana, Inc.	113	55,937
Laboratory Corp. of America Holdings	79	18,909
McKesson Corp.	126	44,076
Molina Healthcare, Inc.*	52	14,317
Quest Diagnostics, Inc.	101	13,974
UnitedHealth Group, Inc.	832	395,982
Universal Health Services, Inc., Class B	57	7,614
		961,280
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	35	88,340
Caesars Entertainment, Inc.*	190	9,644
Carnival Corp.*	892	9,473
Chipotle Mexican Grill, Inc.*	25	37,277
Darden Restaurants, Inc.	109	15,586
Domino's Pizza, Inc.	32	9,408
Expedia Group, Inc.*	133	14,493
Hilton Worldwide Holdings, Inc.	240	34,683
Las Vegas Sands Corp.*	292	16,781
Marriott International, Inc., Class A	239	40,448
McDonald's Corp.	653	172,333
MGM Resorts International	284	12,215
Norwegian Cruise Line Holdings Ltd.*	375	5,558
Royal Caribbean Cruises Ltd.*	197	13,916
Starbucks Corp.	1,022	104,336
Wynn Resorts Ltd.*	91	9,862
Yum! Brands, Inc.	250	31,790
		626,143
Household Durables - 0.4%
DR Horton, Inc.	279	25,802
Garmin Ltd.	136	13,346
Lennar Corp., Class A	227	21,960
Mohawk Industries, Inc.*	47	4,834
Newell Brands, Inc.	335	4,921
NVR, Inc.*	3	15,521
PulteGroup, Inc.	202	11,043
Whirlpool Corp.	49	6,761
		104,188
Household Products - 1.5%
Church & Dwight Co., Inc.	218	18,264
Clorox Co. (The)	110	17,099
Colgate-Palmolive Co.	744	54,535
Kimberly-Clark Corp.	301	37,640
Procter & Gamble Co. (The)	2,109	290,114
		417,652
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	595	14,685

Industrial Conglomerates - 0.9%
3M Co.	492	53,008
General Electric Co.	972	82,338
Honeywell International, Inc.	599	114,697
		250,043
Insurance - 2.5%
Aflac, Inc.	504	34,348
Allstate Corp. (The)	235	30,263
American International Group, Inc.	662	40,455

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Aon plc, Class A	183	55,641
Arch Capital Group Ltd.*	330	23,100
Arthur J Gallagher & Co.	187	35,034
Assurant, Inc.	47	5,987
Brown & Brown, Inc.	210	11,775
Chubb Ltd.	370	78,077
Cincinnati Financial Corp.	139	16,777
Everest Re Group Ltd.	35	13,439
Globe Life, Inc.	81	9,857
Hartford Financial Services Group, Inc. (The)	284	22,231
Lincoln National Corp.	137	4,346
Loews Corp.	177	10,813
Marsh & McLennan Cos., Inc.	441	71,504
MetLife, Inc.	587	42,105
Principal Financial Group, Inc.	203	18,181
Progressive Corp. (The)	521	74,774
Prudential Financial, Inc.	328	32,800
Travelers Cos., Inc. (The)	208	38,505
W R Berkley Corp.	183	12,113
Willis Towers Watson plc	96	22,499
		704,624
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	5,316	478,759
Alphabet, Inc., Class C*	4,713	425,584
Match Group, Inc.*	248	10,272
Meta Platforms, Inc., Class A*	2,002	350,230
		1,264,845
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	7,901	744,511
eBay, Inc.	482	22,124
Etsy, Inc.*	112	13,598
		780,233
IT Services - 4.6%
Accenture plc, Class A	561	148,974
Akamai Technologies, Inc.*	139	10,091
Automatic Data Processing, Inc.	370	81,333
Broadridge Financial Solutions, Inc.	105	14,782
Cognizant Technology Solutions Corp., Class A	458	28,684
DXC Technology Co.*	204	5,659
EPAM Systems, Inc.*	51	15,690
Fidelity National Information Services, Inc.	529	33,523
Fiserv, Inc.*	566	65,141
FleetCor Technologies, Inc.*	66	14,176
Gartner, Inc.*	70	22,947
Global Payments, Inc.	241	27,040
International Business Machines Corp.	804	103,957
Jack Henry & Associates, Inc.	65	10,676
Mastercard, Inc., Class A	755	268,244
Paychex, Inc.	286	31,574
PayPal Holdings, Inc.*	1,015	74,704
VeriSign, Inc.*	82	16,140
Visa, Inc., Class A	1,456	320,233
		1,293,568
Leisure Products - 0.0%(a)
Hasbro, Inc.	117	6,436

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	263	37,338
Bio-Rad Laboratories, Inc., Class A*	19	9,079
Bio-Techne Corp.	140	10,170
Charles River Laboratories International, Inc.*	45	9,870
Danaher Corp.	584	144,558
Illumina, Inc.*	139	27,689
IQVIA Holdings, Inc.*	164	34,189
Mettler-Toledo International, Inc.*	20	28,674
PerkinElmer, Inc.	112	13,952
Thermo Fisher Scientific, Inc.	349	189,074
Waters Corp.*	53	16,477
West Pharmaceutical Services, Inc.	66	20,924
		541,994
Machinery - 2.0%
Caterpillar, Inc.	463	110,912
Cummins, Inc.	126	30,628
Deere & Co.	244	102,295
Dover Corp.	125	18,737
Fortive Corp.	315	20,998
IDEX Corp.	67	15,074
Illinois Tool Works, Inc.	248	57,824
Ingersoll Rand, Inc.	360	20,905
Nordson Corp.	48	10,543
Otis Worldwide Corp.	371	31,394
PACCAR, Inc.	466	33,645
Parker-Hannifin Corp.	114	40,111
Pentair plc	147	8,223
Snap-on, Inc.	47	11,688
Stanley Black & Decker, Inc.	132	11,300
Westinghouse Air Brake Technologies Corp.	161	16,797
Xylem, Inc.	160	16,424
		557,498
Media - 0.8%
Charter Communications, Inc., Class A*	96	35,290
Comcast Corp., Class A	3,839	142,696
DISH Network Corp., Class A*	223	2,544
Fox Corp., Class A	268	9,385
Fox Corp., Class B	124	3,999
Interpublic Group of Cos., Inc. (The)	346	12,297
News Corp., Class A	341	5,848
News Corp., Class B	106	1,830
Omnicom Group, Inc.	182	16,484
Paramount Global, Class B(b)	449	9,618
		239,991
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,271	52,073
Newmont Corp.	707	30,832
Nucor Corp.	228	38,177
Steel Dynamics, Inc.	148	18,664
		139,746
Multiline Retail - 0.5%
Dollar General Corp.	200	43,260
Dollar Tree, Inc.*	187	27,167
Target Corp.	410	69,085
		139,512
Multi-Utilities - 0.9%
Ameren Corp.	231	19,106
CenterPoint Energy, Inc.	561	15,607
CMS Energy Corp.	260	15,332

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Consolidated Edison, Inc.	317	28,324
Dominion Energy, Inc.	742	41,270
DTE Energy Co.	172	18,870
NiSource, Inc.	362	9,930
Public Service Enterprise Group, Inc.	445	26,891
Sempra Energy	280	41,989
WEC Energy Group, Inc.	282	25,002
		242,321
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	205	49,825

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	1,892	130,472
Catalent, Inc.*	160	10,915
Eli Lilly & Co.	702	218,477
Johnson & Johnson	2,328	356,789
Merck & Co., Inc.	2,257	239,784
Organon & Co.	226	5,535
Pfizer, Inc.	4,997	202,728
Viatris, Inc.	1,078	12,289
Zoetis, Inc.	414	69,138
		1,246,127
Professional Services - 0.4%
CoStar Group, Inc.*	362	25,579
Equifax, Inc.	109	22,076
Jacobs Solutions, Inc.	114	13,623
Leidos Holdings, Inc.	122	11,843
Robert Half International, Inc.	96	7,739
Verisk Analytics, Inc.	138	23,613
		104,473
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	282	24,009

Road & Rail - 0.9%
CSX Corp.	1,871	57,047
JB Hunt Transport Services, Inc.	74	13,379
Norfolk Southern Corp.	205	46,088
Old Dominion Freight Line, Inc.	81	27,480
Union Pacific Corp.	548	113,589
		257,583
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	1,435	112,762
Analog Devices, Inc.	457	83,846
Applied Materials, Inc.	766	88,971
Broadcom, Inc.	361	214,539
Enphase Energy, Inc.*	121	25,474
First Solar, Inc.*	88	14,884
Intel Corp.	3,674	91,593
KLA Corp.	126	47,802
Lam Research Corp.	121	58,807
Microchip Technology, Inc.	490	39,705
Micron Technology, Inc.	968	55,970
Monolithic Power Systems, Inc.	40	19,372
NVIDIA Corp.	2,216	514,466
NXP Semiconductors NV	230	41,050
ON Semiconductor Corp.*	385	29,803
Qorvo, Inc.*	90	9,080
QUALCOMM, Inc.	998	123,283
Skyworks Solutions, Inc.	142	15,843
SolarEdge Technologies, Inc.*	50	15,896
Teradyne, Inc.	138	13,957
Texas Instruments, Inc.	809	138,703
		1,755,806
Software - 8.9%
Adobe, Inc.*	413	133,791
ANSYS, Inc.*	78	23,682
Autodesk, Inc.*	191	37,950
Cadence Design Systems, Inc.*	243	46,884
Ceridian HCM Holding, Inc.*	138	10,064
Fortinet, Inc.*	577	34,297
Gen Digital, Inc.	516	10,067
Intuit, Inc.	250	101,795
Microsoft Corp.	6,635	1,654,902
Oracle Corp.	1,369	119,651
Paycom Software, Inc.*	43	12,430
PTC, Inc.*	94	11,781
Roper Technologies, Inc.	94	40,439
Salesforce, Inc.*	891	145,777
ServiceNow, Inc.*	179	77,358
Synopsys, Inc.*	136	49,471
Tyler Technologies, Inc.*	37	11,886
		2,522,225
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	54	7,828
AutoZone, Inc.*	17	42,271
Bath & Body Works, Inc.	202	8,256
Best Buy Co., Inc.	179	14,877
CarMax, Inc.*	142	9,804
Home Depot, Inc. (The)	912	270,444
Lowe’s Cos., Inc.	553	113,780
O'Reilly Automotive, Inc.*	56	46,485
Ross Stores, Inc.	309	34,157
TJX Cos., Inc. (The)	1,033	79,128
Tractor Supply Co.	98	22,859
Ulta Beauty, Inc.*	46	23,865
		673,754
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	13,307	1,961,585
Hewlett Packard Enterprise Co.	1,145	17,873
HP, Inc.	788	23,262
NetApp, Inc.	195	12,587
Seagate Technology Holdings plc	172	11,104
Western Digital Corp.*	283	10,890
		2,037,301
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	1,121	133,164
Ralph Lauren Corp.	37	4,373
Tapestry, Inc.	214	9,311
VF Corp.	294	7,297
		154,145
Tobacco - 0.7%
Altria Group, Inc.	1,596	74,102
Philip Morris International, Inc.	1,381	134,372
		208,474
Trading Companies & Distributors - 0.3%
Fastenal Co.	509	26,244
United Rentals, Inc.	62	29,049
WW Grainger, Inc.	40	26,737
		82,030
Water Utilities - 0.1%
American Water Works Co., Inc.	161	22,601

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	532	75,640

TOTAL COMMON STOCKS (Cost $29,538,751)		28,154,338

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $10,192)	10,192	10,192

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $36,860
(Cost $36,856)	36,856	36,856

Total Investments - 99.9% (Cost $29,585,799)		28,201,386
Other assets less liabilities - 0.1%		27,369
Net Assets - 100.0%		28,228,755

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $9,596, collateralized in the form of cash with a value of $10,192 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $10,192.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.1%
Boeing Co. (The)*	204	41,116
General Dynamics Corp.	83	18,917
Howmet Aerospace, Inc.	136	5,736
Huntington Ingalls Industries, Inc.	15	3,228
L3Harris Technologies, Inc.	70	14,783
Lockheed Martin Corp.	86	40,786
Northrop Grumman Corp.	53	24,598
Raytheon Technologies Corp.	539	52,871
Textron, Inc.	77	5,585
TransDigm Group, Inc.	19	14,134
		221,754
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	43	4,298
Expeditors International of Washington, Inc.	58	6,065
FedEx Corp.	88	17,883
United Parcel Service, Inc., Class B	267	48,725
		76,971
Airlines - 0.3%
Alaska Air Group, Inc.*	48	2,296
American Airlines Group, Inc.*	239	3,819
Delta Air Lines, Inc.*	235	9,010
Southwest Airlines Co.	219	7,354
United Airlines Holdings, Inc.*	121	6,287
		28,766
Auto Components - 0.2%
Aptiv plc*	99	11,512
BorgWarner, Inc.	87	4,374
		15,886
Automobiles - 2.3%
Ford Motor Co.	1,451	17,514
General Motors Co.	522	20,222
Tesla, Inc.*	983	202,213
		239,949
Beverages - 2.1%
Brown-Forman Corp., Class B	67	4,346
Coca-Cola Co. (The)	1,428	84,980
Constellation Brands, Inc., Class A	60	13,422
Keurig Dr Pepper, Inc.	313	10,814
Molson Coors Beverage Co., Class B	70	3,724
Monster Beverage Corp.*	139	14,145
PepsiCo, Inc.	506	87,806
		219,237
Biotechnology - 2.6%
AbbVie, Inc.	649	99,881
Amgen, Inc.	195	45,174
Biogen, Inc.*	53	14,303
Gilead Sciences, Inc.	460	37,044
Incyte Corp.*	68	5,235
Moderna, Inc.*	121	16,796
Regeneron Pharmaceuticals, Inc.*	39	29,656
Vertex Pharmaceuticals, Inc.*	94	27,287
		275,376
Building Products - 0.5%
A O Smith Corp.	47	3,085
Allegion plc	32	3,607
Carrier Global Corp.	307	13,824
Johnson Controls International plc	254	15,931
Masco Corp.	84	4,404
Trane Technologies plc	84	15,537
		56,388
Chemicals - 2.2%
Air Products and Chemicals, Inc.	81	23,164
Albemarle Corp.	43	10,935
Celanese Corp.	37	4,301
CF Industries Holdings, Inc.	72	6,184
Corteva, Inc.	263	16,382
Dow, Inc.	259	14,815
DuPont de Nemours, Inc.	182	13,291
Eastman Chemical Co.	44	3,749
Ecolab, Inc.	91	14,503
FMC Corp.	46	5,941
International Flavors & Fragrances, Inc.	94	8,761
Linde plc	180	62,707
LyondellBasell Industries NV, Class A	92	8,831
Mosaic Co. (The)	126	6,702
PPG Industries, Inc.	86	11,357
Sherwin-Williams Co. (The)	86	19,036
		230,659
Commercial Services & Supplies - 0.6%
Cintas Corp.	32	14,031
Copart, Inc.*	158	11,133
Republic Services, Inc.	75	9,670
Rollins, Inc.	87	3,062
Waste Management, Inc.	137	20,517
		58,413
Communications Equipment - 1.0%
Arista Networks, Inc.*	91	12,622
Cisco Systems, Inc.	1,506	72,921
F5, Inc.*	22	3,146
Juniper Networks, Inc.	121	3,724
Motorola Solutions, Inc.	61	16,031
		108,444
Construction & Engineering - 0.1%
Quanta Services, Inc.	52	8,393

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	23	8,277
Vulcan Materials Co.	49	8,865
		17,142
Containers & Packaging - 0.3%
Amcor plc	548	6,105
Avery Dennison Corp.	30	5,466
Ball Corp.	116	6,520
International Paper Co.	131	4,767
Packaging Corp. of America	34	4,649
Sealed Air Corp.	54	2,625
Westrock Co.	95	2,983
		33,115
Distributors - 0.2%
Genuine Parts Co.	52	9,197
LKQ Corp.	94	5,385
Pool Corp.	14	4,996
		19,578
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,616	49,468
Lumen Technologies, Inc.	349	1,187
Verizon Communications, Inc.	1,541	59,806
		110,461

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Electric Utilities - 2.1%
Alliant Energy Corp.	93	4,768
American Electric Power Co., Inc.	187	16,450
Constellation Energy Corp.	119	8,912
Duke Energy Corp.	282	26,581
Edison International	141	9,336
Entergy Corp.	75	7,715
Evergy, Inc.	85	4,999
Eversource Energy	127	9,571
Exelon Corp.	364	14,702
FirstEnergy Corp.	199	7,868
NextEra Energy, Inc.	729	51,781
NRG Energy, Inc.	86	2,820
PG&E Corp.*	592	9,247
Pinnacle West Capital Corp.	41	3,021
PPL Corp.	271	7,336
Southern Co. (The)	399	25,161
Xcel Energy, Inc.	202	13,043
		223,311
Electrical Equipment - 0.7%
AMETEK, Inc.	84	11,891
Eaton Corp. plc	146	25,540
Emerson Electric Co.	216	17,866
Generac Holdings, Inc.*	23	2,760
Rockwell Automation, Inc.	42	12,387
		70,444
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	218	16,899
CDW Corp.	50	10,121
Corning, Inc.	280	9,506
Keysight Technologies, Inc.*	66	10,557
TE Connectivity Ltd.	117	14,897
Teledyne Technologies, Inc.*	17	7,311
Trimble, Inc.*	91	4,738
Zebra Technologies Corp., Class A*	19	5,705
		79,734
Energy Equipment & Services - 0.5%
Baker Hughes Co.	369	11,291
Halliburton Co.	334	12,101
Schlumberger Ltd.	520	27,669
		51,061
Entertainment - 1.6%
Activision Blizzard, Inc.	262	19,978
Electronic Arts, Inc.	96	10,650
Live Nation Entertainment, Inc.*	51	3,675
Netflix, Inc.*	163	52,507
Take-Two Interactive Software, Inc.*	58	6,354
Walt Disney Co. (The)*	669	66,639
Warner Bros Discovery, Inc.*	812	12,683
		172,486
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	162	78,437
Kroger Co. (The)	239	10,311
Sysco Corp.	186	13,870
Walgreens Boots Alliance, Inc.	263	9,344
Walmart, Inc.	518	73,623
		185,585
Food Products - 1.3%
Archer-Daniels-Midland Co.	201	16,000
Campbell Soup Co.	75	3,939
Conagra Brands, Inc.	176	6,408
General Mills, Inc.	218	17,333
Hershey Co. (The)	54	12,869
Hormel Foods Corp.	107	4,749
J M Smucker Co. (The)	39	5,768
Kellogg Co.	94	6,198
Kraft Heinz Co. (The)	292	11,371
Lamb Weston Holdings, Inc.	53	5,334
McCormick & Co., Inc. (Non-Voting)	92	6,837
Mondelez International, Inc., Class A	501	32,655
Tyson Foods, Inc., Class A	107	6,339
		135,800
Gas Utilities - 0.1%
Atmos Energy Corp.	51	5,753

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	639	64,999
Align Technology, Inc.*	27	8,356
Baxter International, Inc.	186	7,431
Becton Dickinson and Co.	105	24,628
Boston Scientific Corp.*	526	24,575
Cooper Cos., Inc. (The)	18	5,885
DENTSPLY SIRONA, Inc.	81	3,084
Dexcom, Inc.*	142	15,763
Edwards Lifesciences Corp.*	227	18,260
GE HealthCare Technologies, Inc.*	134	10,184
Hologic, Inc.*	91	7,247
IDEXX Laboratories, Inc.*	30	14,197
Intuitive Surgical, Inc.*	130	29,821
Medtronic plc	487	40,324
ResMed, Inc.	54	11,502
STERIS plc	37	6,957
Stryker Corp.	124	32,597
Teleflex, Inc.	17	4,050
Zimmer Biomet Holdings, Inc.	77	9,538
		339,398
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	59	9,178
Cardinal Health, Inc.	95	7,192
Centene Corp.*	209	14,296
Cigna Group (The)	112	32,715
CVS Health Corp.	482	40,266
DaVita, Inc.*	20	1,645
Elevance Health, Inc.	88	41,331
HCA Healthcare, Inc.	78	18,989
Henry Schein, Inc.*	50	3,916
Humana, Inc.	46	22,771
Laboratory Corp. of America Holdings	32	7,660
McKesson Corp.	52	18,190
Molina Healthcare, Inc.*	21	5,782
Quest Diagnostics, Inc.	42	5,811
UnitedHealth Group, Inc.	342	162,771
Universal Health Services, Inc., Class B	24	3,206
		395,719
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.*	14	35,336
Caesars Entertainment, Inc.*	80	4,061
Carnival Corp.*	370	3,929
Chipotle Mexican Grill, Inc.*	10	14,911
Darden Restaurants, Inc.	45	6,435

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Domino’s Pizza, Inc.	13	3,822
Expedia Group, Inc.*	55	5,993
Hilton Worldwide Holdings, Inc.	99	14,307
Las Vegas Sands Corp.*	122	7,011
Marriott International, Inc., Class A	99	16,755
McDonald’s Corp.	268	70,728
MGM Resorts International	118	5,075
Norwegian Cruise Line Holdings Ltd.*	157	2,327
Royal Caribbean Cruises Ltd.*	80	5,651
Starbucks Corp.	422	43,082
Wynn Resorts Ltd.*	38	4,118
Yum! Brands, Inc.	103	13,097
		256,638
Household Durables - 0.4%
DR Horton, Inc.	114	10,543
Garmin Ltd.	56	5,495
Lennar Corp., Class A	93	8,997
Mohawk Industries, Inc.*	19	1,954
Newell Brands, Inc.	140	2,056
NVR, Inc.*	1	5,174
PulteGroup, Inc.	85	4,647
Whirlpool Corp.	20	2,760
		41,626
Household Products - 1.6%
Church & Dwight Co., Inc.	88	7,373
Clorox Co. (The)	45	6,995
Colgate-Palmolive Co.	307	22,503
Kimberly-Clark Corp.	124	15,506
Procter & Gamble Co. (The)	868	119,402
		171,779
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	246	6,071

Industrial Conglomerates - 1.0%
3M Co.	202	21,764
General Electric Co.	402	34,053
Honeywell International, Inc.	246	47,104
		102,921
Interactive Media & Services - 5.0%
Alphabet, Inc., Class A*	2,190	197,232
Alphabet, Inc., Class C*	1,941	175,272
Match Group, Inc.*	103	4,266
Meta Platforms, Inc., Class A*	825	144,326
		521,096
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	3,255	306,719
eBay, Inc.	199	9,134
Etsy, Inc.*	46	5,585
		321,438
IT Services - 5.1%
Accenture plc, Class A	230	61,076
Akamai Technologies, Inc.*	58	4,211
Automatic Data Processing, Inc.	152	33,413
Broadridge Financial Solutions, Inc.	43	6,054
Cognizant Technology Solutions Corp., Class A	189	11,837
DXC Technology Co.*	86	2,386
EPAM Systems, Inc.*	21	6,461
Fidelity National Information Services, Inc.	219	13,878
Fiserv, Inc.*	232	26,701
FleetCor Technologies, Inc.*	27	5,799
Gartner, Inc.*	29	9,506
Global Payments, Inc.	99	11,108
International Business Machines Corp.	331	42,798
Jack Henry & Associates, Inc.	27	4,434
Mastercard, Inc., Class A	310	110,140
Paychex, Inc.	118	13,027
PayPal Holdings, Inc.*	418	30,765
VeriSign, Inc.*	34	6,692
Visa, Inc., Class A	600	131,964
		532,250
Leisure Products - 0.0%(a)
Hasbro, Inc.	49	2,696

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	109	15,475
Bio-Rad Laboratories, Inc., Class A*	8	3,823
Bio-Techne Corp.	58	4,213
Charles River Laboratories International, Inc.*	19	4,167
Danaher Corp.	239	59,160
Illumina, Inc.*	58	11,554
IQVIA Holdings, Inc.*	68	14,176
Mettler-Toledo International, Inc.*	8	11,470
PerkinElmer, Inc.	46	5,730
Thermo Fisher Scientific, Inc.	144	78,013
Waters Corp.*	22	6,839
West Pharmaceutical Services, Inc.	27	8,560
		223,180
Machinery - 2.2%
Caterpillar, Inc.	190	45,515
Cummins, Inc.	52	12,640
Deere & Co.	101	42,343
Dover Corp.	51	7,645
Fortive Corp.	131	8,732
IDEX Corp.	28	6,299
Illinois Tool Works, Inc.	103	24,016
Ingersoll Rand, Inc.	150	8,711
Nordson Corp.	20	4,393
Otis Worldwide Corp.	152	12,862
PACCAR, Inc.	192	13,862
Parker-Hannifin Corp.	47	16,537
Pentair plc	61	3,412
Snap-on, Inc.	19	4,725
Stanley Black & Decker, Inc.	54	4,623
Westinghouse Air Brake Technologies Corp.	67	6,990
Xylem, Inc.	66	6,775
		230,080
Media - 0.9%
Charter Communications, Inc., Class A*	39	14,337
Comcast Corp., Class A	1,583	58,840
DISH Network Corp., Class A*	94	1,073
Fox Corp., Class A	112	3,922
Fox Corp., Class B	53	1,709
Interpublic Group of Cos., Inc. (The)	143	5,082
News Corp., Class A	142	2,435
News Corp., Class B	44	760
Omnicom Group, Inc.	75	6,793

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Paramount Global, Class B(b)	186	3,984
		98,935
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	524	21,468
Newmont Corp.	291	12,691
Nucor Corp.	94	15,739
Steel Dynamics, Inc.	61	7,693
		57,591
Multiline Retail - 0.6%
Dollar General Corp.	83	17,953
Dollar Tree, Inc.*	77	11,187
Target Corp.	169	28,476
		57,616
Multi-Utilities - 1.0%
Ameren Corp.	95	7,858
CenterPoint Energy, Inc.	232	6,454
CMS Energy Corp.	107	6,310
Consolidated Edison, Inc.	129	11,526
Dominion Energy, Inc.	307	17,075
DTE Energy Co.	71	7,789
NiSource, Inc.	151	4,142
Public Service Enterprise Group, Inc.	184	11,119
Sempra Energy	115	17,245
WEC Energy Group, Inc.	116	10,285
		99,803
Oil, Gas & Consumable Fuels - 5.1%
APA Corp.	119	4,567
Chevron Corp.	653	104,983
ConocoPhillips	458	47,334
Coterra Energy, Inc.	290	7,241
Devon Energy Corp.	241	12,995
Diamondback Energy, Inc.	65	9,138
EOG Resources, Inc.	214	24,186
EQT Corp.	137	4,546
Exxon Mobil Corp.	1,509	165,854
Hess Corp.	102	13,739
Kinder Morgan, Inc.	727	12,403
Marathon Oil Corp.	234	5,885
Marathon Petroleum Corp.	171	21,136
Occidental Petroleum Corp.	268	15,694
ONEOK, Inc.	165	10,799
Phillips 66	172	17,640
Pioneer Natural Resources Co.	87	17,436
Targa Resources Corp.	82	6,076
Valero Energy Corp.	141	18,574
Williams Cos., Inc. (The)	449	13,515
		533,741
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	85	20,659

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	780	53,789
Catalent, Inc.*	66	4,502
Eli Lilly & Co.	288	89,631
Johnson & Johnson	958	146,823
Merck & Co., Inc.	929	98,697
Organon & Co.	95	2,327
Pfizer, Inc.	2,060	83,574
Viatris, Inc.	447	5,096
Zoetis, Inc.	170	28,390
		512,829
Professional Services - 0.4%
CoStar Group, Inc.*	149	10,528
Equifax, Inc.	45	9,114
Jacobs Solutions, Inc.	47	5,616
Leidos Holdings, Inc.	50	4,854
Robert Half International, Inc.	40	3,225
Verisk Analytics, Inc.	57	9,753
		43,090
Road & Rail - 1.0%
CSX Corp.	773	23,569
JB Hunt Transport Services, Inc.	30	5,424
Norfolk Southern Corp.	85	19,110
Old Dominion Freight Line, Inc.	33	11,195
Union Pacific Corp.	224	46,431
		105,729
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc.*	591	46,441
Analog Devices, Inc.	188	34,492
Applied Materials, Inc.	316	36,703
Broadcom, Inc.	149	88,549
Enphase Energy, Inc.*	50	10,526
First Solar, Inc.*	36	6,089
Intel Corp.	1,516	37,794
KLA Corp.	52	19,728
Lam Research Corp.	50	24,301
Microchip Technology, Inc.	202	16,368
Micron Technology, Inc.	399	23,070
Monolithic Power Systems, Inc.	16	7,749
NVIDIA Corp.	912	211,730
NXP Semiconductors NV	95	16,956
ON Semiconductor Corp.*	159	12,308
Qorvo, Inc.*	37	3,733
QUALCOMM, Inc.	411	50,771
Skyworks Solutions, Inc.	59	6,583
SolarEdge Technologies, Inc.*	21	6,676
Teradyne, Inc.	57	5,765
Texas Instruments, Inc.	332	56,921
		723,253
Software - 9.9%
Adobe, Inc.*	170	55,071
ANSYS, Inc.*	32	9,715
Autodesk, Inc.*	79	15,696
Cadence Design Systems, Inc.*	101	19,487
Ceridian HCM Holding, Inc.*	56	4,084
Fortinet, Inc.*	239	14,206
Gen Digital, Inc.	214	4,175
Intuit, Inc.	103	41,939
Microsoft Corp.	2,733	681,665
Oracle Corp.	564	49,294
Paycom Software, Inc.*	18	5,203
PTC, Inc.*	39	4,888
Roper Technologies, Inc.	39	16,778
Salesforce, Inc.*	367	60,045
ServiceNow, Inc.*	74	31,981
Synopsys, Inc.*	56	20,371
Tyler Technologies, Inc.*	15	4,819
		1,039,417
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	22	3,189
AutoZone, Inc.*	7	17,406
Bath & Body Works, Inc.	85	3,474
Best Buy Co., Inc.	73	6,067
CarMax, Inc.*	58	4,004

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Home Depot, Inc. (The)	375	111,202
Lowe’s Cos., Inc.	227	46,705
O’Reilly Automotive, Inc.*	23	19,092
Ross Stores, Inc.	127	14,039
TJX Cos., Inc. (The)	426	32,632
Tractor Supply Co.	41	9,564
Ulta Beauty, Inc.*	19	9,857
		277,231
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	5,482	808,101
Hewlett Packard Enterprise Co.	475	7,415
HP, Inc.	327	9,653
NetApp, Inc.	80	5,164
Seagate Technology Holdings plc	70	4,519
Western Digital Corp.*	118	4,541
		839,393
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	463	55,000
Ralph Lauren Corp.	15	1,773
Tapestry, Inc.	89	3,872
VF Corp.	123	3,053
		63,698
Tobacco - 0.8%
Altria Group, Inc.	657	30,504
Philip Morris International, Inc.	569	55,364
		85,868
Trading Companies & Distributors - 0.3%
Fastenal Co.	211	10,879
United Rentals, Inc.	25	11,713
WW Grainger, Inc.	16	10,695
		33,287
Water Utilities - 0.1%
American Water Works Co., Inc.	67	9,405

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	218	30,995

TOTAL COMMON STOCKS (Cost $10,717,371)		10,422,138

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $4,141)	4,141	4,141

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $8,182
(Cost $8,182)	8,182	8,182

Total Investments - 99.9% (Cost $10,729,694)		10,434,461
Other assets less liabilities - 0.1%		13,018
Net Assets - 100.0%		10,447,479

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $3,920, collateralized in the form of cash with a value of $4,141 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $23 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $4,164.

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $4,141.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.1%
Boeing Co. (The)*	104	20,961
General Dynamics Corp.	42	9,572
Howmet Aerospace, Inc.	70	2,953
Huntington Ingalls Industries, Inc.	7	1,506
L3Harris Technologies, Inc.	36	7,603
Lockheed Martin Corp.	44	20,867
Northrop Grumman Corp.	27	12,531
Raytheon Technologies Corp.	276	27,073
Textron, Inc.	38	2,756
TransDigm Group, Inc.	10	7,439
		113,261
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	22	2,199
Expeditors International of Washington, Inc.	30	3,137
FedEx Corp.	45	9,145
United Parcel Service, Inc., Class B	136	24,818
		39,299
Airlines - 0.3%
Alaska Air Group, Inc.*	25	1,196
American Airlines Group, Inc.*	122	1,950
Delta Air Lines, Inc.*	121	4,639
Southwest Airlines Co.	112	3,761
United Airlines Holdings, Inc.*	62	3,221
		14,767
Auto Components - 0.2%
Aptiv plc*	51	5,930
BorgWarner, Inc.	45	2,263
		8,193
Automobiles - 2.3%
Ford Motor Co.	742	8,956
General Motors Co.	267	10,344
Tesla, Inc.*	503	103,472
		122,772
Banks - 4.6%
Bank of America Corp.	1,310	44,933
Citigroup, Inc.	363	18,400
Citizens Financial Group, Inc.	93	3,884
Comerica, Inc.	24	1,682
Fifth Third Bancorp	129	4,683
First Republic Bank	34	4,182
Huntington Bancshares, Inc.	271	4,152
JPMorgan Chase & Co.	550	78,843
KeyCorp	176	3,219
M&T Bank Corp.	32	4,969
PNC Financial Services Group, Inc. (The)	76	12,002
Regions Financial Corp.	176	4,104
Signature Bank	12	1,381
SVB Financial Group*	11	3,169
Truist Financial Corp.	249	11,691
US Bancorp	254	12,123
Wells Fargo & Co.	715	33,441
Zions Bancorp NA	29	1,468
		248,326
Beverages - 2.1%
Brown-Forman Corp., Class B	33	2,141
Coca-Cola Co. (The)	731	43,502
Constellation Brands, Inc., Class A	31	6,934
Keurig Dr Pepper, Inc.	160	5,528
Molson Coors Beverage Co., Class B	36	1,915
Monster Beverage Corp.*	72	7,327
PepsiCo, Inc.	258	44,771
		112,118
Building Products - 0.5%
A O Smith Corp.	23	1,509
Allegion plc	17	1,916
Carrier Global Corp.	157	7,070
Johnson Controls International plc	130	8,154
Masco Corp.	43	2,254
Trane Technologies plc	43	7,954
		28,857
Capital Markets - 3.7%
Ameriprise Financial, Inc.	20	6,857
Bank of New York Mellon Corp. (The)	138	7,021
BlackRock, Inc.	28	19,304
Cboe Global Markets, Inc.	20	2,523
Charles Schwab Corp. (The)	287	22,363
CME Group, Inc.	68	12,604
FactSet Research Systems, Inc.	7	2,902
Franklin Resources, Inc.	54	1,591
Goldman Sachs Group, Inc. (The)	64	22,506
Intercontinental Exchange, Inc.	104	10,587
Invesco Ltd.	86	1,519
MarketAxess Holdings, Inc.	7	2,390
Moody’s Corp.	30	8,705
Morgan Stanley	247	23,836
MSCI, Inc.	15	7,832
Nasdaq, Inc.	64	3,588
Northern Trust Corp.	39	3,716
Raymond James Financial, Inc.	36	3,905
S&P Global, Inc.	63	21,496
State Street Corp.	68	6,030
T. Rowe Price Group, Inc.	42	4,716
		195,991
Chemicals - 2.2%
Air Products and Chemicals, Inc.	42	12,011
Albemarle Corp.	22	5,595
Celanese Corp.	19	2,208
CF Industries Holdings, Inc.	37	3,178
Corteva, Inc.	135	8,409
Dow, Inc.	133	7,608
DuPont de Nemours, Inc.	92	6,719
Eastman Chemical Co.	23	1,960
Ecolab, Inc.	47	7,490
FMC Corp.	24	3,100
International Flavors & Fragrances, Inc.	48	4,474
Linde plc	92	32,050
LyondellBasell Industries NV, Class A	48	4,607
Mosaic Co. (The)	65	3,457
PPG Industries, Inc.	44	5,811
Sherwin-Williams Co. (The)	44	9,739
		118,416
Commercial Services & Supplies - 0.6%
Cintas Corp.	16	7,016
Copart, Inc.*	81	5,707
Republic Services, Inc.	39	5,028
Rollins, Inc.	45	1,584

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Waste Management, Inc.	70	10,483
		29,818
Communications Equipment - 1.0%
Arista Networks, Inc.*	47	6,519
Cisco Systems, Inc.	771	37,332
F5, Inc.*	11	1,573
Juniper Networks, Inc.	62	1,908
Motorola Solutions, Inc.	31	8,147
		55,479
Construction & Engineering - 0.1%
Quanta Services, Inc.	27	4,358

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12	4,318
Vulcan Materials Co.	25	4,523
		8,841
Consumer Finance - 0.7%
American Express Co.	111	19,313
Capital One Financial Corp.	71	7,745
Discover Financial Services	51	5,712
Synchrony Financial	86	3,071
		35,841
Containers & Packaging - 0.3%
Amcor plc	281	3,130
Avery Dennison Corp.	15	2,733
Ball Corp.	60	3,373
International Paper Co.	68	2,474
Packaging Corp. of America	17	2,324
Sealed Air Corp.	28	1,361
Westrock Co.	49	1,539
		16,934
Distributors - 0.2%
Genuine Parts Co.	26	4,599
LKQ Corp.	49	2,807
Pool Corp.	7	2,498
		9,904
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	339	103,456

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,338	25,302
Lumen Technologies, Inc.	181	615
Verizon Communications, Inc.	788	30,582
		56,499
Electric Utilities - 2.1%
Alliant Energy Corp.	48	2,461
American Electric Power Co., Inc.	96	8,445
Constellation Energy Corp.	61	4,568
Duke Energy Corp.	144	13,573
Edison International	71	4,701
Entergy Corp.	38	3,909
Evergy, Inc.	42	2,470
Eversource Energy	64	4,823
Exelon Corp.	187	7,553
FirstEnergy Corp.	103	4,073
NextEra Energy, Inc.	373	26,494
NRG Energy, Inc.	44	1,443
PG&E Corp.*	304	4,749
Pinnacle West Capital Corp.	21	1,547
PPL Corp.	138	3,736
Southern Co. (The)	205	12,927
Xcel Energy, Inc.	103	6,651
		114,123
Electrical Equipment - 0.7%
AMETEK, Inc.	43	6,087
Eaton Corp. plc	75	13,120
Emerson Electric Co.	110	9,098
Generac Holdings, Inc.*	12	1,440
Rockwell Automation, Inc.	22	6,488
		36,233
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	111	8,605
CDW Corp.	25	5,060
Corning, Inc.	143	4,855
Keysight Technologies, Inc.*	34	5,439
TE Connectivity Ltd.	60	7,639
Teledyne Technologies, Inc.*	9	3,871
Trimble, Inc.*	46	2,395
Zebra Technologies Corp., Class A*	10	3,002
		40,866
Energy Equipment & Services - 0.5%
Baker Hughes Co.	188	5,753
Halliburton Co.	171	6,195
Schlumberger Ltd.	267	14,207
		26,155
Entertainment - 1.7%
Activision Blizzard, Inc.	134	10,217
Electronic Arts, Inc.	49	5,436
Live Nation Entertainment, Inc.*	27	1,946
Netflix, Inc.*	84	27,059
Take-Two Interactive Software, Inc.*	30	3,287
Walt Disney Co. (The)*	343	34,166
Warner Bros Discovery, Inc.*	416	6,498
		88,609
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	28	4,194
American Tower Corp.	87	17,227
AvalonBay Communities, Inc.	26	4,486
Boston Properties, Inc.	26	1,702
Camden Property Trust	20	2,295
Crown Castle, Inc.	81	10,591
Digital Realty Trust, Inc.	54	5,628
Equinix, Inc.	17	11,701
Equity Residential	64	4,001
Essex Property Trust, Inc.	12	2,737
Extra Space Storage, Inc.	25	4,116
Federal Realty Investment Trust	14	1,495
Healthpeak Properties, Inc.	101	2,430
Host Hotels & Resorts, Inc.	134	2,251
Invitation Homes, Inc.	109	3,407
Iron Mountain, Inc.	56	2,954
Kimco Realty Corp.	116	2,391
Mid-America Apartment Communities, Inc.	22	3,522
Prologis, Inc.	172	21,225
Public Storage	30	8,969
Realty Income Corp.	118	7,546
Regency Centers Corp.	28	1,761
SBA Communications Corp.	20	5,187
Simon Property Group, Inc.	61	7,447
UDR, Inc.	59	2,528
Ventas, Inc.	76	3,697
VICI Properties, Inc.	181	6,069

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Welltower, Inc.	88	6,523
Weyerhaeuser Co.	138	4,312
		162,392
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	83	40,187
Kroger Co. (The)	123	5,306
Sysco Corp.	94	7,010
Walgreens Boots Alliance, Inc.	135	4,797
Walmart, Inc.	264	37,522
		94,822
Food Products - 1.3%
Archer-Daniels-Midland Co.	102	8,119
Campbell Soup Co.	39	2,048
Conagra Brands, Inc.	91	3,314
General Mills, Inc.	111	8,826
Hershey Co. (The)	28	6,673
Hormel Foods Corp.	55	2,441
J M Smucker Co. (The)	20	2,958
Kellogg Co.	47	3,099
Kraft Heinz Co. (The)	150	5,841
Lamb Weston Holdings, Inc.	27	2,717
McCormick & Co., Inc. (Non-Voting)	47	3,493
Mondelez International, Inc., Class A	257	16,751
Tyson Foods, Inc., Class A	53	3,140
		69,420
Gas Utilities - 0.1%
Atmos Energy Corp.	26	2,933

Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc.*	7	17,668
Caesars Entertainment, Inc.*	41	2,081
Carnival Corp.*	188	1,997
Chipotle Mexican Grill, Inc.*	5	7,455
Darden Restaurants, Inc.	23	3,289
Domino’s Pizza, Inc.	7	2,058
Expedia Group, Inc.*	28	3,051
Hilton Worldwide Holdings, Inc.	51	7,370
Las Vegas Sands Corp.*	63	3,621
Marriott International, Inc., Class A	51	8,631
McDonald’s Corp.	137	36,156
MGM Resorts International	61	2,624
Norwegian Cruise Line Holdings Ltd.*	80	1,186
Royal Caribbean Cruises Ltd.*	41	2,896
Starbucks Corp.	216	22,051
Wynn Resorts Ltd.*	19	2,059
Yum! Brands, Inc.	53	6,739
		130,932
Household Durables - 0.4%
DR Horton, Inc.	59	5,456
Garmin Ltd.	29	2,846
Lennar Corp., Class A	48	4,644
Mohawk Industries, Inc.*	10	1,028
Newell Brands, Inc.	72	1,058
NVR, Inc.*	1	5,174
PulteGroup, Inc.	44	2,405
Whirlpool Corp.	10	1,380
		23,991
Household Products - 1.6%
Church & Dwight Co., Inc.	46	3,854
Clorox Co. (The)	23	3,575
Colgate-Palmolive Co.	157	11,508
Kimberly-Clark Corp.	63	7,878
Procter & Gamble Co. (The)	444	61,077
		87,892
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	126	3,110

Industrial Conglomerates - 1.0%
3M Co.	103	11,097
General Electric Co.	206	17,450
Honeywell International, Inc.	125	23,935
		52,482
Insurance - 2.8%
Aflac, Inc.	105	7,156
Allstate Corp. (The)	50	6,439
American International Group, Inc.	141	8,616
Aon plc, Class A	39	11,858
Arch Capital Group Ltd.*	70	4,900
Arthur J Gallagher & Co.	40	7,494
Assurant, Inc.	10	1,274
Brown & Brown, Inc.	44	2,467
Chubb Ltd.	78	16,460
Cincinnati Financial Corp.	30	3,621
Everest Re Group Ltd.	7	2,688
Globe Life, Inc.	17	2,069
Hartford Financial Services Group, Inc. (The)	59	4,618
Lincoln National Corp.	30	952
Loews Corp.	36	2,199
Marsh & McLennan Cos., Inc.	92	14,917
MetLife, Inc.	124	8,894
Principal Financial Group, Inc.	43	3,851
Progressive Corp. (The)	109	15,644
Prudential Financial, Inc.	69	6,900
Travelers Cos., Inc. (The)	44	8,145
W R Berkley Corp.	38	2,515
Willis Towers Watson plc	20	4,687
		148,364
Interactive Media & Services - 5.0%
Alphabet, Inc., Class A*	1,121	100,957
Alphabet, Inc., Class C*	993	89,668
Match Group, Inc.*	53	2,195
Meta Platforms, Inc., Class A*	423	74,000
		266,820
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	1,666	156,987
eBay, Inc.	103	4,728
Etsy, Inc.*	24	2,914
		164,629
IT Services - 5.1%
Accenture plc, Class A	117	31,069
Akamai Technologies, Inc.*	30	2,178
Automatic Data Processing, Inc.	78	17,146
Broadridge Financial Solutions, Inc.	22	3,097
Cognizant Technology Solutions Corp., Class A	97	6,075
DXC Technology Co.*	44	1,221
EPAM Systems, Inc.*	11	3,384
Fidelity National Information Services, Inc.	112	7,098
Fiserv, Inc.*	118	13,581
FleetCor Technologies, Inc.*	14	3,007

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Gartner, Inc.*	15	4,917
Global Payments, Inc.	51	5,722
International Business Machines Corp.	169	21,852
Jack Henry & Associates, Inc.	14	2,299
Mastercard, Inc., Class A	159	56,491
Paychex, Inc.	60	6,624
PayPal Holdings, Inc.*	214	15,750
VeriSign, Inc.*	17	3,346
Visa, Inc., Class A	307	67,522
		272,379
Leisure Products - 0.0%(a)
Hasbro, Inc.	23	1,265

Machinery - 2.2%
Caterpillar, Inc.	97	23,236
Cummins, Inc.	27	6,563
Deere & Co.	52	21,801
Dover Corp.	26	3,897
Fortive Corp.	66	4,400
IDEX Corp.	14	3,150
Illinois Tool Works, Inc.	53	12,358
Ingersoll Rand, Inc.	77	4,471
Nordson Corp.	10	2,196
Otis Worldwide Corp.	77	6,516
PACCAR, Inc.	97	7,003
Parker-Hannifin Corp.	24	8,445
Pentair plc	31	1,734
Snap-on, Inc.	10	2,487
Stanley Black & Decker, Inc.	28	2,397
Westinghouse Air Brake Technologies Corp.	34	3,547
Xylem, Inc.	34	3,490
		117,691
Media - 0.9%
Charter Communications, Inc., Class A*	20	7,352
Comcast Corp., Class A	810	30,108
DISH Network Corp., Class A*	48	548
Fox Corp., Class A	58	2,031
Fox Corp., Class B	27	871
Interpublic Group of Cos., Inc. (The)	74	2,630
News Corp., Class A	73	1,252
News Corp., Class B	23	397
Omnicom Group, Inc.	38	3,441
Paramount Global, Class B(b)	95	2,035
		50,665
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	268	10,980
Newmont Corp.	149	6,498
Nucor Corp.	48	8,037
Steel Dynamics, Inc.	32	4,035
		29,550
Multiline Retail - 0.5%
Dollar General Corp.	42	9,085
Dollar Tree, Inc.*	40	5,811
Target Corp.	86	14,491
		29,387
Multi-Utilities - 1.0%
Ameren Corp.	49	4,053
CenterPoint Energy, Inc.	118	3,283
CMS Energy Corp.	54	3,184
Consolidated Edison, Inc.	67	5,986
Dominion Energy, Inc.	158	8,788
DTE Energy Co.	36	3,949
NiSource, Inc.	77	2,112
Public Service Enterprise Group, Inc.	95	5,741
Sempra Energy	59	8,848
WEC Energy Group, Inc.	59	5,231
		51,175
Oil, Gas & Consumable Fuels - 5.1%
APA Corp.	61	2,341
Chevron Corp.	334	53,697
ConocoPhillips	234	24,184
Coterra Energy, Inc.	148	3,696
Devon Energy Corp.	124	6,686
Diamondback Energy, Inc.	33	4,639
EOG Resources, Inc.	109	12,319
EQT Corp.	70	2,323
Exxon Mobil Corp.	772	84,851
Hess Corp.	52	7,004
Kinder Morgan, Inc.	373	6,363
Marathon Oil Corp.	119	2,993
Marathon Petroleum Corp.	87	10,753
Occidental Petroleum Corp.	138	8,081
ONEOK, Inc.	84	5,498
Phillips 66	88	9,025
Pioneer Natural Resources Co.	45	9,019
Targa Resources Corp.	42	3,112
Valero Energy Corp.	72	9,485
Williams Cos., Inc. (The)	230	6,923
		272,992
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	43	10,451

Professional Services - 0.4%
CoStar Group, Inc.*	75	5,300
Equifax, Inc.	23	4,658
Jacobs Solutions, Inc.	24	2,868
Leidos Holdings, Inc.	26	2,524
Robert Half International, Inc.	20	1,612
Verisk Analytics, Inc.	29	4,962
		21,924
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	58	4,938

Road & Rail - 1.0%
CSX Corp.	396	12,074
JB Hunt Transport Services, Inc.	16	2,893
Norfolk Southern Corp.	44	9,892
Old Dominion Freight Line, Inc.	17	5,767
Union Pacific Corp.	115	23,837
		54,463
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc.*	303	23,810
Analog Devices, Inc.	96	17,613
Applied Materials, Inc.	161	18,700
Broadcom, Inc.	76	45,166
Enphase Energy, Inc.*	26	5,474
First Solar, Inc.*	19	3,214
Intel Corp.	775	19,321
KLA Corp.	27	10,243
Lam Research Corp.	26	12,636

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Microchip Technology, Inc.	103	8,346
Micron Technology, Inc.	204	11,795
Monolithic Power Systems, Inc.	8	3,874
NVIDIA Corp.	467	108,419
NXP Semiconductors NV	49	8,746
ON Semiconductor Corp.*	81	6,270
Qorvo, Inc.*	19	1,917
QUALCOMM, Inc.	211	26,065
Skyworks Solutions, Inc.	30	3,347
SolarEdge Technologies, Inc.*	11	3,497
Teradyne, Inc.	29	2,933
Texas Instruments, Inc.	170	29,146
		370,532
Software - 9.9%
Adobe, Inc.*	86	27,860
ANSYS, Inc.*	16	4,858
Autodesk, Inc.*	41	8,146
Cadence Design Systems, Inc.*	52	10,033
Ceridian HCM Holding, Inc.*	28	2,042
Fortinet, Inc.*	123	7,311
Gen Digital, Inc.	109	2,127
Intuit, Inc.	53	21,580
Microsoft Corp.	1,399	348,939
Oracle Corp.	289	25,259
Paycom Software, Inc.*	9	2,601
PTC, Inc.*	20	2,507
Roper Technologies, Inc.	20	8,604
Salesforce, Inc.*	187	30,595
ServiceNow, Inc.*	38	16,422
Synopsys, Inc.*	29	10,549
Tyler Technologies, Inc.*	8	2,570
		532,003
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	11	1,595
AutoZone, Inc.*	4	9,946
Bath & Body Works, Inc.	44	1,798
Best Buy Co., Inc.	38	3,158
CarMax, Inc.*	29	2,002
Home Depot, Inc. (The)	191	56,639
Lowe’s Cos., Inc.	116	23,867
O’Reilly Automotive, Inc.*	12	9,961
Ross Stores, Inc.	65	7,185
TJX Cos., Inc. (The)	219	16,776
Tractor Supply Co.	21	4,899
Ulta Beauty, Inc.*	10	5,188
		143,014
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	2,806	413,633
Hewlett Packard Enterprise Co.	243	3,793
HP, Inc.	166	4,900
NetApp, Inc.	40	2,582
Seagate Technology Holdings plc	36	2,324
Western Digital Corp.*	61	2,347
		429,579
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	237	28,153
Ralph Lauren Corp.	8	946
Tapestry, Inc.	46	2,001
VF Corp.	63	1,564
		32,664
Tobacco - 0.8%
Altria Group, Inc.	336	15,601
Philip Morris International, Inc.	291	28,314
		43,915
Trading Companies & Distributors - 0.3%
Fastenal Co.	109	5,620
United Rentals, Inc.	13	6,091
WW Grainger, Inc.	8	5,347
		17,058
Water Utilities - 0.1%
American Water Works Co., Inc.	34	4,773

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	111	15,782

TOTAL COMMON STOCKS (Cost $5,475,111)		5,343,103

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $2,139)	2,139	2,139

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $7,090
(Cost $7,088)	7,088	7,088

Total Investments - 99.9% (Cost $5,484,338)		5,352,330
Other assets less liabilities - 0.1%		6,007
Net Assets - 100.0%		5,358,337

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $2,013, collateralized in the form of cash with a value of $2,139 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $2,139.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.5%
Boeing Co. (The)*	270	54,419
General Dynamics Corp.	108	24,614
Howmet Aerospace, Inc.	179	7,550
Huntington Ingalls Industries, Inc.	19	4,089
L3Harris Technologies, Inc.	91	19,218
Lockheed Martin Corp.	113	53,591
Northrop Grumman Corp.	70	32,488
Raytheon Technologies Corp.	711	69,742
Textron, Inc.	101	7,326
TransDigm Group, Inc.	24	17,853
		290,890
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	56	5,598
Expeditors International of Washington, Inc.	78	8,156
FedEx Corp.	116	23,573
United Parcel Service, Inc., Class B	352	64,236
		101,563
Airlines - 0.3%
Alaska Air Group, Inc.*	65	3,109
American Airlines Group, Inc.*	316	5,050
Delta Air Lines, Inc.*	312	11,962
Southwest Airlines Co.	289	9,704
United Airlines Holdings, Inc.*	159	8,262
		38,087
Auto Components - 0.2%
Aptiv plc*	131	15,232
BorgWarner, Inc.	117	5,883
		21,115
Automobiles - 2.7%
Ford Motor Co.	1,912	23,078
General Motors Co.	689	26,692
Tesla, Inc.*	1,295	266,394
		316,164
Banks - 5.5%
Bank of America Corp.	3,375	115,763
Citigroup, Inc.	937	47,497
Citizens Financial Group, Inc.	240	10,022
Comerica, Inc.	63	4,416
Fifth Third Bancorp	336	12,197
First Republic Bank	88	10,825
Huntington Bancshares, Inc.	701	10,739
JPMorgan Chase & Co.	1,417	203,127
KeyCorp	453	8,285
M&T Bank Corp.	84	13,044
PNC Financial Services Group, Inc. (The)	193	30,479
Regions Financial Corp.	454	10,587
Signature Bank	29	3,336
SVB Financial Group*	27	7,779
Truist Financial Corp.	643	30,189
US Bancorp	653	31,168
Wells Fargo & Co.	1,843	86,197
Zions Bancorp NA	75	3,797
		639,447
Beverages - 2.5%
Brown-Forman Corp., Class B	89	5,773
Coca-Cola Co. (The)	1,882	111,998
Constellation Brands, Inc., Class A	79	17,672
Keurig Dr Pepper, Inc.	412	14,235
Molson Coors Beverage Co., Class B	92	4,894
Monster Beverage Corp.*	183	18,622
PepsiCo, Inc.	666	115,571
		288,765
Biotechnology - 3.1%
AbbVie, Inc.	853	131,277
Amgen, Inc.	256	59,305
Biogen, Inc.*	69	18,620
Gilead Sciences, Inc.	607	48,882
Incyte Corp.*	88	6,774
Moderna, Inc.*	158	21,932
Regeneron Pharmaceuticals, Inc.*	52	39,542
Vertex Pharmaceuticals, Inc.*	122	35,415
		361,747
Building Products - 0.6%
A O Smith Corp.	62	4,069
Allegion plc	41	4,621
Carrier Global Corp.	407	18,327
Johnson Controls International plc	335	21,011
Masco Corp.	110	5,767
Trane Technologies plc	112	20,717
		74,512
Capital Markets - 4.3%
Ameriprise Financial, Inc.	51	17,486
Bank of New York Mellon Corp. (The)	358	18,215
BlackRock, Inc.	72	49,639
Cboe Global Markets, Inc.	51	6,435
Charles Schwab Corp. (The)	737	57,427
CME Group, Inc.	172	31,882
FactSet Research Systems, Inc.	18	7,462
Franklin Resources, Inc.	139	4,096
Goldman Sachs Group, Inc. (The)	163	57,319
Intercontinental Exchange, Inc.	270	27,486
Invesco Ltd.	222	3,920
MarketAxess Holdings, Inc.	18	6,146
Moody’s Corp.	75	21,761
Morgan Stanley	636	61,374
MSCI, Inc.	38	19,842
Nasdaq, Inc.	167	9,362
Northern Trust Corp.	100	9,527
Raymond James Financial, Inc.	94	10,195
S&P Global, Inc.	159	54,251
State Street Corp.	176	15,608
T. Rowe Price Group, Inc.	107	12,014
		501,447
Chemicals - 2.6%
Air Products and Chemicals, Inc.	107	30,600
Albemarle Corp.	56	14,241
Celanese Corp.	47	5,463
CF Industries Holdings, Inc.	95	8,160
Corteva, Inc.	346	21,552
Dow, Inc.	343	19,620
DuPont de Nemours, Inc.	241	17,600
Eastman Chemical Co.	57	4,856
Ecolab, Inc.	119	18,965
FMC Corp.	62	8,007
International Flavors & Fragrances, Inc.	122	11,371
Linde plc	238	82,912

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	121	11,615
Mosaic Co. (The)	168	8,936
PPG Industries, Inc.	114	15,055
Sherwin-Williams Co. (The)	115	25,455
		304,408
Commercial Services & Supplies - 0.7%
Cintas Corp.	41	17,977
Copart, Inc.*	210	14,797
Republic Services, Inc.	100	12,893
Rollins, Inc.	116	4,083
Waste Management, Inc.	180	26,957
		76,707
Construction & Engineering - 0.1%
Quanta Services, Inc.	69	11,137

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	28	10,076
Vulcan Materials Co.	65	11,759
		21,835
Consumer Finance - 0.8%
American Express Co.	288	50,109
Capital One Financial Corp.	184	20,071
Discover Financial Services	131	14,672
Synchrony Financial	220	7,856
		92,708
Containers & Packaging - 0.4%
Amcor plc	723	8,054
Avery Dennison Corp.	39	7,106
Ball Corp.	154	8,656
International Paper Co.	174	6,332
Packaging Corp. of America	43	5,879
Sealed Air Corp.	73	3,549
Westrock Co.	124	3,894
		43,470
Distributors - 0.2%
Genuine Parts Co.	68	12,027
LKQ Corp.	124	7,104
Pool Corp.	19	6,780
		25,911
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	869	265,201

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,446	65,164
Lumen Technologies, Inc.	467	1,588
Verizon Communications, Inc.	2,031	78,823
		145,575
Electric Utilities - 2.5%
Alliant Energy Corp.	124	6,357
American Electric Power Co., Inc.	249	21,904
Constellation Energy Corp.	157	11,758
Duke Energy Corp.	372	35,065
Edison International	186	12,315
Entergy Corp.	99	10,184
Evergy, Inc.	113	6,645
Eversource Energy	168	12,660
Exelon Corp.	482	19,468
FirstEnergy Corp.	264	10,439
NextEra Energy, Inc.	960	68,189
NRG Energy, Inc.	115	3,771
PG&E Corp.*	781	12,199
Pinnacle West Capital Corp.	54	3,979
PPL Corp.	358	9,691
Southern Co. (The)	526	33,170
Xcel Energy, Inc.	266	17,176
		294,970
Electrical Equipment - 0.8%
AMETEK, Inc.	112	15,855
Eaton Corp. plc	191	33,412
Emerson Electric Co.	287	23,738
Generac Holdings, Inc.*	29	3,480
Rockwell Automation, Inc.	55	16,221
		92,706
Energy Equipment & Services - 0.6%
Baker Hughes Co.	486	14,872
Halliburton Co.	441	15,977
Schlumberger Ltd.	686	36,502
		67,351
Entertainment - 1.9%
Activision Blizzard, Inc.	345	26,306
Electronic Arts, Inc.	125	13,868
Live Nation Entertainment, Inc.*	68	4,900
Netflix, Inc.*	215	69,258
Take-Two Interactive Software, Inc.*	75	8,216
Walt Disney Co. (The)*	881	87,757
Warner Bros Discovery, Inc.*	1,070	16,713
		227,018
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc.	72	10,784
American Tower Corp.	224	44,354
AvalonBay Communities, Inc.	68	11,731
Boston Properties, Inc.	69	4,518
Camden Property Trust	51	5,853
Crown Castle, Inc.	208	27,196
Digital Realty Trust, Inc.	138	14,384
Equinix, Inc.	43	29,596
Equity Residential	167	10,441
Essex Property Trust, Inc.	30	6,842
Extra Space Storage, Inc.	65	10,702
Federal Realty Investment Trust	35	3,737
Healthpeak Properties, Inc.	261	6,280
Host Hotels & Resorts, Inc.	348	5,846
Invitation Homes, Inc.	283	8,847
Iron Mountain, Inc.	142	7,491
Kimco Realty Corp.	302	6,224
Mid-America Apartment Communities, Inc.	55	8,805
Prologis, Inc.	445	54,913
Public Storage	75	22,421
Realty Income Corp.	304	19,441
Regency Centers Corp.	75	4,718
SBA Communications Corp.	52	13,486
Simon Property Group, Inc.	156	19,046
UDR, Inc.	150	6,426
Ventas, Inc.	194	9,438
VICI Properties, Inc.	469	15,726
Welltower, Inc.	228	16,899
Weyerhaeuser Co.	358	11,187
		417,332
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	214	103,614
Kroger Co. (The)	318	13,718
Sysco Corp.	245	18,270

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Walgreens Boots Alliance, Inc.	349	12,400
Walmart, Inc.	683	97,075
		245,077
Food Products - 1.5%
Archer-Daniels-Midland Co.	267	21,253
Campbell Soup Co.	100	5,252
Conagra Brands, Inc.	235	8,556
General Mills, Inc.	288	22,899
Hershey Co. (The)	71	16,921
Hormel Foods Corp.	142	6,302
J M Smucker Co. (The)	51	7,542
Kellogg Co.	125	8,243
Kraft Heinz Co. (The)	388	15,109
Lamb Weston Holdings, Inc.	69	6,944
McCormick & Co., Inc. (Non-Voting)	121	8,993
Mondelez International, Inc., Class A	663	43,214
Tyson Foods, Inc., Class A	141	8,353
		179,581
Gas Utilities - 0.1%
Atmos Energy Corp.	68	7,671

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	841	85,547
Align Technology, Inc.*	35	10,833
Baxter International, Inc.	245	9,788
Becton Dickinson and Co.	137	32,133
Boston Scientific Corp.*	695	32,470
Cooper Cos., Inc. (The)	23	7,520
DENTSPLY SIRONA, Inc.	107	4,074
Dexcom, Inc.*	186	20,648
Edwards Lifesciences Corp.*	300	24,132
GE HealthCare Technologies, Inc.*	177	13,452
Hologic, Inc.*	119	9,477
IDEXX Laboratories, Inc.*	39	18,456
Intuitive Surgical, Inc.*	170	38,996
Medtronic plc	643	53,240
ResMed, Inc.	70	14,910
STERIS plc	47	8,837
Stryker Corp.	163	42,850
Teleflex, Inc.	22	5,241
Zimmer Biomet Holdings, Inc.	101	12,511
		445,115
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	79	12,289
Cardinal Health, Inc.	126	9,539
Centene Corp.*	274	18,742
Cigna Group (The)	147	42,939
CVS Health Corp.	634	52,964
DaVita, Inc.*	25	2,056
Elevance Health, Inc.	116	54,482
HCA Healthcare, Inc.	102	24,832
Henry Schein, Inc.*	65	5,090
Humana, Inc.	62	30,691
Laboratory Corp. of America Holdings	42	10,053
McKesson Corp.	68	23,787
Molina Healthcare, Inc.*	27	7,434
Quest Diagnostics, Inc.	55	7,610
UnitedHealth Group, Inc.	451	214,649
Universal Health Services, Inc., Class B	29	3,874
		521,031
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.*	19	47,956
Caesars Entertainment, Inc.*	106	5,381
Carnival Corp.*	486	5,161
Chipotle Mexican Grill, Inc.*	12	17,893
Darden Restaurants, Inc.	58	8,293
Domino’s Pizza, Inc.	17	4,998
Expedia Group, Inc.*	72	7,846
Hilton Worldwide Holdings, Inc.	130	18,786
Las Vegas Sands Corp.*	160	9,195
Marriott International, Inc., Class A	130	22,001
McDonald’s Corp.	353	93,160
MGM Resorts International	156	6,710
Norwegian Cruise Line Holdings Ltd.*	206	3,053
Royal Caribbean Cruises Ltd.*	107	7,558
Starbucks Corp.	555	56,660
Wynn Resorts Ltd.*	48	5,202
Yum! Brands, Inc.	135	17,167
		337,020
Household Durables - 0.4%
DR Horton, Inc.	150	13,872
Garmin Ltd.	73	7,164
Lennar Corp., Class A	122	11,802
Mohawk Industries, Inc.*	24	2,468
Newell Brands, Inc.	184	2,703
NVR, Inc.*	1	5,174
PulteGroup, Inc.	111	6,068
Whirlpool Corp.	25	3,450
		52,701
Household Products - 1.9%
Church & Dwight Co., Inc.	117	9,802
Clorox Co. (The)	61	9,482
Colgate-Palmolive Co.	405	29,687
Kimberly-Clark Corp.	163	20,383
Procter & Gamble Co. (The)	1,143	157,231
		226,585
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	326	8,046

Industrial Conglomerates - 1.2%
3M Co.	268	28,874
General Electric Co.	529	44,812
Honeywell International, Inc.	325	62,231
		135,917
Insurance - 3.3%
Aflac, Inc.	274	18,673
Allstate Corp. (The)	128	16,484
American International Group, Inc.	360	22,000
Aon plc, Class A	100	30,405
Arch Capital Group Ltd.*	181	12,670
Arthur J Gallagher & Co.	102	19,110
Assurant, Inc.	25	3,185
Brown & Brown, Inc.	116	6,504
Chubb Ltd.	200	42,204
Cincinnati Financial Corp.	75	9,052
Everest Re Group Ltd.	19	7,295
Globe Life, Inc.	43	5,233
Hartford Financial Services Group, Inc. (The)	154	12,055

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	77	2,442
Loews Corp.	97	5,926
Marsh & McLennan Cos., Inc.	239	38,751
MetLife, Inc.	320	22,953
Principal Financial Group, Inc.	108	9,672
Progressive Corp. (The)	282	40,473
Prudential Financial, Inc.	176	17,600
Travelers Cos., Inc. (The)	114	21,104
W R Berkley Corp.	99	6,553
Willis Towers Watson plc	52	12,187
		382,531
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	2,886	259,913
Alphabet, Inc., Class C*	2,557	230,897
Match Group, Inc.*	137	5,675
Meta Platforms, Inc., Class A*	1,087	190,160
		686,645
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	4,289	404,153
eBay, Inc.	263	12,072
Etsy, Inc.*	62	7,527
		423,752
Leisure Products - 0.0%(a)
Hasbro, Inc.	64	3,521

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	141	20,018
Bio-Rad Laboratories, Inc., Class A*	9	4,301
Bio-Techne Corp.	75	5,448
Charles River Laboratories International, Inc.*	24	5,264
Danaher Corp.	317	78,467
Illumina, Inc.*	75	14,940
IQVIA Holdings, Inc.*	89	18,554
Mettler-Toledo International, Inc.*	10	14,337
PerkinElmer, Inc.	62	7,723
Thermo Fisher Scientific, Inc.	188	101,851
Waters Corp.*	27	8,394
West Pharmaceutical Services, Inc.	36	11,413
		290,710
Machinery - 2.6%
Caterpillar, Inc.	251	60,127
Cummins, Inc.	68	16,529
Deere & Co.	132	55,340
Dover Corp.	68	10,193
Fortive Corp.	172	11,466
IDEX Corp.	36	8,099
Illinois Tool Works, Inc.	134	31,243
Ingersoll Rand, Inc.	198	11,498
Nordson Corp.	25	5,491
Otis Worldwide Corp.	202	17,093
PACCAR, Inc.	251	18,122
Parker-Hannifin Corp.	63	22,167
Pentair plc	82	4,587
Snap-on, Inc.	25	6,217
Stanley Black & Decker, Inc.	70	5,993
Westinghouse Air Brake Technologies Corp.	88	9,181
Xylem, Inc.	87	8,931
		302,277
Media - 1.1%
Charter Communications, Inc., Class A*	52	19,116
Comcast Corp., Class A	2,087	77,574
DISH Network Corp., Class A*	124	1,415
Fox Corp., Class A	150	5,253
Fox Corp., Class B	70	2,257
Interpublic Group of Cos., Inc. (The)	190	6,752
News Corp., Class A	187	3,207
News Corp., Class B	58	1,001
Omnicom Group, Inc.	98	8,876
Paramount Global, Class B(b)	245	5,248
		130,699
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	693	28,392
Newmont Corp.	388	16,921
Nucor Corp.	122	20,428
Steel Dynamics, Inc.	82	10,341
		76,082
Multiline Retail - 0.6%
Dollar General Corp.	108	23,360
Dollar Tree, Inc.*	102	14,819
Target Corp.	221	37,238
		75,417
Multi-Utilities - 1.1%
Ameren Corp.	123	10,173
CenterPoint Energy, Inc.	307	8,541
CMS Energy Corp.	141	8,315
Consolidated Edison, Inc.	170	15,189
Dominion Energy, Inc.	405	22,526
DTE Energy Co.	94	10,313
NiSource, Inc.	199	5,458
Public Service Enterprise Group, Inc.	242	14,624
Sempra Energy	151	22,644
WEC Energy Group, Inc.	151	13,388
		131,171
Oil, Gas & Consumable Fuels - 6.0%
APA Corp.	158	6,064
Chevron Corp.	859	138,101
ConocoPhillips	601	62,113
Coterra Energy, Inc.	382	9,539
Devon Energy Corp.	319	17,200
Diamondback Energy, Inc.	85	11,949
EOG Resources, Inc.	284	32,098
EQT Corp.	178	5,906
Exxon Mobil Corp.	1,989	218,611
Hess Corp.	133	17,915
Kinder Morgan, Inc.	957	16,326
Marathon Oil Corp.	310	7,797
Marathon Petroleum Corp.	225	27,810
Occidental Petroleum Corp.	353	20,672
ONEOK, Inc.	219	14,334
Phillips 66	228	23,384
Pioneer Natural Resources Co.	115	23,047
Targa Resources Corp.	110	8,151
Valero Energy Corp.	185	24,370
Williams Cos., Inc. (The)	592	17,819
		703,206

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	113	27,465

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	1,026	70,753
Catalent, Inc.*	88	6,003
Eli Lilly & Co.	379	117,953
Johnson & Johnson	1,263	193,567
Merck & Co., Inc.	1,225	130,144
Organon & Co.	124	3,037
Pfizer, Inc.	2,715	110,148
Viatris, Inc.	588	6,703
Zoetis, Inc.	224	37,408
		675,716
Professional Services - 0.5%
CoStar Group, Inc.*	198	13,991
Equifax, Inc.	58	11,747
Jacobs Solutions, Inc.	62	7,409
Leidos Holdings, Inc.	66	6,407
Robert Half International, Inc.	51	4,111
Verisk Analytics, Inc.	75	12,833
		56,498
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	153	13,026

Road & Rail - 1.2%
CSX Corp.	1,020	31,100
JB Hunt Transport Services, Inc.	39	7,051
Norfolk Southern Corp.	113	25,405
Old Dominion Freight Line, Inc.	43	14,588
Union Pacific Corp.	295	61,147
		139,291
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	28	4,059
AutoZone, Inc.*	8	19,892
Bath & Body Works, Inc.	112	4,577
Best Buy Co., Inc.	96	7,979
CarMax, Inc.*	75	5,178
Home Depot, Inc. (The)	494	146,491
Lowe's Cos., Inc.	300	61,725
O’Reilly Automotive, Inc.*	29	24,073
Ross Stores, Inc.	167	18,460
TJX Cos., Inc. (The)	561	42,973
Tractor Supply Co.	53	12,363
Ulta Beauty, Inc.*	24	12,451
		360,221
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	609	72,343
Ralph Lauren Corp.	20	2,364
Tapestry, Inc.	120	5,221
VF Corp.	161	3,996
		83,924
Tobacco - 1.0%
Altria Group, Inc.	867	40,255
Philip Morris International, Inc.	750	72,975
		113,230
Trading Companies & Distributors - 0.4%
Fastenal Co.	278	14,334
United Rentals, Inc.	32	14,993
WW Grainger, Inc.	21	14,037
		43,364
Water Utilities - 0.1%
American Water Works Co., Inc.	88	12,353

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	288	40,948

TOTAL COMMON STOCKS (Cost $12,388,384)		11,650,857

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $5,187)	5,187	5,187

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $12,255
(Cost $12,253)	12,253	12,253

Total Investments - 99.8% (Cost $12,405,824)		11,668,297
Other assets less liabilities - 0.2%		18,084
Net Assets - 100.0%		11,686,381

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $4,884, collateralized in the form of cash with a value of $5,187 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $5,187.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Global Core Battery Metals ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Chemicals - 17.3%
Albemarle Corp.	677	172,168
Ganfeng Lithium Group Co. Ltd.(a)	20,034	139,611
Livent Corp.*	7,572	177,563
Sociedad Quimica y Minera de Chile SA, ADR	1,989	176,524
		665,866
Construction & Engineering - 0.7%
Metallurgical Corp. of China Ltd., Class H	132,109	28,780

Metals & Mining - 80.2%
African Rainbow Minerals Ltd.	5,718	79,205
Allkem Ltd.*	23,237	177,471
AMG Advanced Metallurgical Group NV	1,738	68,568
Aneka Tambang Tbk.	1,114,159	145,389
Anglo American Platinum Ltd.	1,024	56,718
Anglo American plc	1,588	55,098
BHP Group Ltd.	2,186	66,487
Boliden AB	2,347	96,443
Chengtun Mining Group Co. Ltd., Class A	40,000	35,969
China Nonferrous Mining Corp. Ltd.	177,997	89,572
CMOC Group Ltd., Class H	164,807	92,593
Eramet SA	1,550	166,894
First Quantum Minerals Ltd.	4,700	102,680
Franco-Nevada Corp.	307	39,187
Glencore plc	12,084	72,000
IGO Ltd.	18,789	166,004
Impala Platinum Holdings Ltd.	3,628	33,882
Jinchuan Group International Resources Co. Ltd.	743,087	57,747
KGHM Polska Miedz SA	721	20,648
Lundin Mining Corp.	19,055	118,561
Mineral Resources Ltd.	2,181	121,165
Northam Platinum Holdings Ltd.*	4,899	40,347
Pacific Metals Co. Ltd.	12,311	175,865
Pilbara Minerals Ltd.*	69,209	194,200
POSCO Holdings, Inc., ADR	171	10,429
Royal Bafokeng Platinum Ltd.	12,935	109,502
Sibanye Stillwater Ltd.	18,354	37,088
South32 Ltd.	45,876	133,976
Timah Tbk. PT	1,621,897	126,561
Vale Indonesia Tbk. PT*	386,687	173,058
Vale SA, ADR	6,289	102,762
Zhejiang Huayou Cobalt Co. Ltd., Class A	12,800	109,012
Zijin Mining Group Co. Ltd., Class H	12,511	18,872
		3,093,953
Trading Companies & Distributors - 1.6%
Sojitz Corp.	786	15,090
Sumitomo Corp.	2,358	40,231
Toyota Tsusho Corp.	131	5,350
		60,671
TOTAL COMMON STOCKS (Cost $4,018,285)		3,849,270
Total Investments - 99.8% (Cost $4,018,285)		3,849,270
Other assets less liabilities - 0.2%		9,024
Net Assets - 100.0%		3,858,294

*	Non-income producing security.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Automobiles - 4.5%
Tesla, Inc.*	1,639	337,159

Construction & Engineering - 10.1%
Arcosa, Inc.	4,969	301,121
Emeren Group Ltd., ADR*	51,904	235,125
Valmont Industries, Inc.	688	218,323
		754,569
Diversified Consumer Services - 3.3%
ADT, Inc.	32,991	248,752

Electrical Equipment - 36.2%
Array Technologies, Inc.*	14,474	271,243
Ballard Power Systems, Inc.*	47,244	268,818
Bloom Energy Corp., Class A*	14,021	304,115
FuelCell Energy, Inc.*	82,710	276,251
Generac Holdings, Inc.*	2,870	344,429
Plug Power, Inc.*	18,641	277,192
Shoals Technologies Group, Inc., Class A*	9,668	237,253
SunPower Corp.*	12,722	191,084
Sunrun, Inc.*	9,716	233,573
TPI Composites, Inc.*	26,223	303,138
		2,707,096
Independent Power and Renewable Electricity Producers - 6.8%
Ormat Technologies, Inc.	3,253	274,944
Sunnova Energy International, Inc.*	13,313	236,705
		511,649
Industrial Conglomerates - 3.9%
General Electric Co.	3,454	292,588

Machinery - 5.7%
Cummins, Inc.	1,180	286,835
Hyster-Yale Materials Handling, Inc.	3,608	140,387
		427,222
Semiconductors & Semiconductor Equipment - 29.2%
Applied Materials, Inc.	2,159	250,768
Canadian Solar, Inc.*	8,154	324,122
Daqo New Energy Corp., ADR*	5,562	245,729
Enphase Energy, Inc.*	947	199,372
First Solar, Inc.*	1,772	299,716
JinkoSolar Holding Co. Ltd., ADR*	6,168	326,904
Maxeon Solar Technologies Ltd.*	13,452	236,755
SolarEdge Technologies, Inc.*	964	306,475
		2,189,841
TOTAL COMMON STOCKS (Cost $8,136,054)		7,468,876
Total Investments - 99.7% (Cost $8,136,054)		7,468,876
Other assets less liabilities - 0.3%		22,432
Net Assets - 100.0%		7,491,308

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	81.0%
China	10.8%
Canada	7.9%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Electrical Equipment - 15.8%
ABB Ltd., ADR	1,297	43,190
Allied Motion Technologies, Inc.	290	12,516
Emerson Electric Co.	417	34,490
Rockwell Automation, Inc.	150	44,240
		134,436
Electronic Equipment, Instruments & Components - 17.3%
Cognex Corp.	807	38,268
FARO Technologies, Inc.*	744	20,237
Hollysys Automation Technologies Ltd.	1,285	23,631
Ouster, Inc.*	12,391	14,869
Sanmina Corp.*	376	22,733
Zebra Technologies Corp., Class A*	94	28,223
		147,961
Machinery - 8.2%
3D Systems Corp.*	4,627	45,298
Dover Corp.	162	24,284
		69,582
Semiconductors & Semiconductor Equipment - 20.4%
Allegro MicroSystems, Inc.*	825	36,036
Ambarella, Inc.*	396	37,347
Applied Materials, Inc.	235	27,295
KLA Corp.	66	25,039
ON Semiconductor Corp.*	342	26,474
Tower Semiconductor Ltd.*	538	21,822
		174,013
Software - 27.6%
ANSYS, Inc.*	101	30,665
Aspen Technology, Inc.*	159	33,710
Autodesk, Inc.*	192	38,148
C3.ai, Inc., Class A*	1,786	40,328
PTC, Inc.*	299	37,474
SAP SE, ADR	225	25,609
UiPath, Inc., Class A*	2,001	29,695
		235,629
Technology Hardware, Storage & Peripherals - 2.4%
Stratasys Ltd.*	1,578	20,435

Trading Companies & Distributors - 2.9%
Applied Industrial Technologies, Inc.	172	24,572

Wireless Telecommunication Services - 5.2%
SK Telecom Co. Ltd., ADR	1,636	31,133
Turkcell Iletisim Hizmetleri A/S, ADR	3,079	12,870
		44,003
TOTAL COMMON STOCKS (Cost $871,886)		850,631
Total Investments - 99.8% (Cost $871,886)		850,631
Other assets less liabilities - 0.2%		2,105
Net Assets - 100.0%		852,736

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	77.0%
Switzerland	5.1%
Japan	4.2%
South Korea	3.6%
Germany	3.0%
China	2.8%
Israel	2.6%
Turkey	1.5%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P MidCap 400® Dividend Aristocrats ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 12.1%
Bank OZK	777,888	35,806,185
Commerce Bancshares, Inc.	518,334	34,287,794
Cullen/Frost Bankers, Inc.	250,975	33,083,525
Prosperity Bancshares, Inc.	469,912	34,533,833
UMB Financial Corp.	400,946	36,349,764
United Bankshares, Inc.	872,960	35,590,579
		209,651,680
Building Products - 2.1%
Carlisle Cos., Inc.	142,412	36,773,627

Capital Markets - 4.0%
Evercore, Inc., Class A	273,549	35,884,158
SEI Investments Co.	546,906	32,951,086
		68,835,244
Chemicals - 6.1%
RPM International, Inc.	390,005	34,566,143
Sensient Technologies Corp.(a)	469,598	35,402,993
Westlake Corp.	299,872	35,726,750
		105,695,886
Commercial Services & Supplies - 2.0%
MSA Safety, Inc.	261,703	35,159,798

Construction & Engineering - 2.0%
MDU Resources Group, Inc.	1,111,024	35,386,114

Containers & Packaging - 6.0%
AptarGroup, Inc.	303,249	35,395,223
Silgan Holdings, Inc.	673,749	35,978,197
Sonoco Products Co.(a)	571,086	33,728,339
		105,101,759
Electric Utilities - 3.8%
OGE Energy Corp.	879,213	31,405,488
Portland General Electric Co.	722,407	34,531,055
		65,936,543
Electrical Equipment - 4.5%
Hubbell, Inc.	149,161	37,519,958
Regal Rexnord Corp.	254,542	40,126,001
		77,645,959
Equity Real Estate Investment Trusts (REITs) - 1.9%
National Retail Properties, Inc.	725,603	32,884,328

Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	149,802	31,151,326

Food Products - 4.0%
Flowers Foods, Inc.	1,287,912	35,906,986
Lancaster Colony Corp.	178,604	34,288,396
		70,195,382
Gas Utilities - 11.6%
National Fuel Gas Co.	578,129	33,115,229
New Jersey Resources Corp.	698,652	35,652,211
ONE Gas, Inc.	432,876	34,699,340
Southwest Gas Holdings, Inc.	515,762	32,498,164
Spire, Inc.(a)	481,753	33,915,411
UGI Corp.	866,759	32,269,438
		202,149,793
Household Durables - 2.0%
Leggett & Platt, Inc.	988,724	34,101,091

Insurance - 10.4%
American Financial Group, Inc.	247,578	33,202,686
Hanover Insurance Group, Inc. (The)	259,617	36,211,379
Old Republic International Corp.	1,407,643	37,119,546
RenaissanceRe Holdings Ltd.	177,798	38,208,790
RLI Corp.	257,578	35,522,582
		180,264,983
Leisure Products - 2.1%
Polaris, Inc.	323,151	36,758,426

Machinery - 8.1%
Donaldson Co., Inc.	560,711	35,464,971
Graco, Inc.	509,152	35,406,430
Lincoln Electric Holdings, Inc.	216,232	36,311,840
Toro Co. (The)	308,884	34,113,149
		141,296,390
Media - 2.0%
John Wiley & Sons, Inc., Class A	766,747	34,112,574

Metals & Mining - 1.8%
Royal Gold, Inc.	266,717	31,683,312

Multi-Utilities - 3.7%
Black Hills Corp.	484,845	29,774,332
NorthWestern Corp.	602,471	34,810,774
		64,585,106
Pharmaceuticals - 2.0%
Perrigo Co. plc	933,700	35,191,153

Road & Rail - 2.0%
Ryder System, Inc.	361,988	35,442,245

Specialty Retail - 2.0%
Williams-Sonoma, Inc.	284,006	35,478,030

Water Utilities - 1.8%
Essential Utilities, Inc.	730,250	31,240,095

TOTAL COMMON STOCKS (Cost $1,549,286,495)		1,736,720,844

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,305,453
(Cost $2,305,169)	2,305,169	2,305,169

Total Investments - 99.9% (Cost $1,551,591,664)		1,739,026,013
Other assets less liabilities - 0.1%		2,428,173
Net Assets - 100.0%		1,741,454,186

S&P MidCap 400® Dividend Aristocrats ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $930,382, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $956,480.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Communications Equipment - 5.3%
Cisco Systems, Inc.	69,871	3,383,154
Motorola Solutions, Inc.	12,805	3,365,282
		6,748,436
Electronic Equipment, Instruments & Components - 25.6%
Amphenol Corp., Class A	41,868	3,245,607
Avnet, Inc.	74,307	3,322,266
Badger Meter, Inc.	28,415	3,455,832
CDW Corp.	16,441	3,327,987
Cognex Corp.	63,364	3,004,721
Corning, Inc.	91,199	3,096,206
Littelfuse, Inc.	13,404	3,468,017
National Instruments Corp.	60,249	3,043,177
TE Connectivity Ltd.	26,747	3,405,428
Vishay Intertechnology, Inc.	147,815	3,138,113
		32,507,354
IT Services - 21.8%
Accenture plc, Class A	11,650	3,093,657
Broadridge Financial Solutions, Inc.	22,342	3,145,307
Cass Information Systems, Inc.	67,926	3,284,222
CSG Systems International, Inc.	56,416	3,170,579
International Business Machines Corp.	23,147	2,992,907
Jack Henry & Associates, Inc.	18,276	3,001,650
Mastercard, Inc., Class A	8,688	3,086,760
TTEC Holdings, Inc.	65,387	2,632,481
Visa, Inc., Class A(a)	14,573	3,205,186
		27,612,749
Semiconductors & Semiconductor Equipment - 26.0%
Analog Devices, Inc.	19,791	3,631,055
Broadcom, Inc.	5,724	3,401,716
Intel Corp.	112,124	2,795,251
KLA Corp.	7,896	2,995,584
Lam Research Corp.	6,920	3,363,189
Microchip Technology, Inc.	44,419	3,599,272
Power Integrations, Inc.	38,612	3,175,837
QUALCOMM, Inc.	26,590	3,284,663
Skyworks Solutions, Inc.	31,715	3,538,443
Texas Instruments, Inc.	18,896	3,239,719
		33,024,729
Software - 13.1%
Dolby Laboratories, Inc., Class A	41,749	3,435,108
Intuit, Inc.	8,216	3,345,391
Microsoft Corp.	13,603	3,392,860
Oracle Corp.	37,464	3,274,353
Roper Technologies, Inc.	7,403	3,184,771
		16,632,483
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	23,710	3,495,091
HP, Inc.	117,112	3,457,146
NetApp, Inc.	50,045	3,230,405
		10,182,642
TOTAL COMMON STOCKS (Cost $129,403,651)		126,708,393

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(c) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $48,874
(Cost $48,866)	48,866	48,866

Total Investments - 99.8% (Cost $129,452,517)		126,757,259
Other assets less liabilities - 0.2%		221,857
Net Assets - 100.0%		126,979,116

(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $2,601,010, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from April 30, 2023 – May 15, 2052. The total value of collateral is $2,658,434.

(b)	Represents less than 0.05% of net assets.

(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Bitcoin Strategy ETF Consolidated Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 35.1%

U.S. TREASURY OBLIGATIONS - 35.1%
U.S. Treasury Bills
4.73%, 5/18/2023(a) (Cost $39,594,400)	40,000,000	39,596,350

Total Investments - 35.1% (Cost $39,594,400)		39,596,350
Other assets less liabilities - 64.9%		73,239,967
Net Assets - 100.0%		112,836,317

(a)	The rate shown was the current yield as of February 28, 2023.

Futures Contracts Sold
Short Bitcoin Strategy ETF had the following open short futures contracts as of February 28, 2023:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
CME Bitcoin Futures	963	3/31/2023	USD	$112,719,150	$4,758,150

Abbreviations
USD	U.S. Dollar

Smart Materials ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Aerospace & Defense - 4.9%
Hexcel Corp.	1,097	80,026

Building Products - 0.3%
View, Inc.*	7,225	4,588

Chemicals - 62.0%
Akzo Nobel NV	982	71,917
Arkema SA	772	78,519
Axalta Coating Systems Ltd.*	2,572	76,645
Cabot Corp.	841	66,885
Chemours Co. (The)	2,137	73,043
DuPont de Nemours, Inc.	1,061	77,485
Hansol Chemical Co. Ltd.	377	58,263
Huntsman Corp.	2,264	66,426
Ingevity Corp.*	926	76,450
Nanofilm Technologies International Ltd.(a)	21,818	24,270
Neo Performance Materials, Inc.	1,341	10,152
OCI Co. Ltd.	793	54,415
PPG Industries, Inc.	535	70,652
RPM International, Inc.	646	57,255
Sika AG (Registered)	268	75,092
Solvay SA	672	76,941
		1,014,410
Electrical Equipment - 3.4%
Nidec Corp.	1,102	55,814

Electronic Equipment, Instruments & Components - 2.7%
Solus Advanced Materials Co. Ltd.	1,168	43,384

Metals & Mining - 9.2%
Constellium SE*	4,664	74,577
Materion Corp.	676	75,496
		150,073
Semiconductors & Semiconductor Equipment - 16.8%
Applied Materials, Inc.	680	78,982
Innox Advanced Materials Co. Ltd.	669	19,717
Jusung Engineering Co. Ltd.	1,605	14,216
LX Semicon Co. Ltd.	541	37,818
Magnachip Semiconductor Corp.*	1,480	14,179
Meta Materials, Inc.*(b)	11,899	7,615
SkyWater Technology, Inc.*	1,333	17,502
Universal Display Corp.	620	84,227
		274,256
TOTAL COMMON STOCKS (Cost $1,893,845)		1,622,551

SECURITIES LENDING REINVESTMENTS(c) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $8,924)	8,924	8,924

Total Investments - 99.8% (Cost $1,902,769)		1,631,475
Other assets less liabilities - 0.2%		3,547
Net Assets - 100.0%		1,635,022

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $7,615, collateralized in the form of cash with a value of $8,924 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $8,924.

Smart Materials ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	60.4%
South Korea	14.8%
France	4.8%
Belgium	4.7%
Switzerland	4.6%
Netherlands	4.4%
Japan	3.4%
Singapore	1.5%
Canada	0.7%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Supply Chain Logistics ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Air Freight & Logistics - 36.5%
CH Robinson Worldwide, Inc.	676	67,573
Deutsche Post AG (Registered)	1,985	84,233
DSV A/S	510	92,839
Expeditors International of Washington, Inc.	699	73,088
FedEx Corp.	445	90,433
Forward Air Corp.	137	14,140
GXO Logistics, Inc.*	603	29,891
JD Logistics, Inc.*(a)	7,607	13,568
Nippon Express Holdings, Inc.	347	19,369
SG Holdings Co. Ltd.	1,672	24,106
United Parcel Service, Inc., Class B	427	77,923
Yamato Holdings Co. Ltd.	1,460	24,674
ZTO Express Cayman, Inc.	2,524	60,452
		672,289
Commercial Services & Supplies - 3.8%
Brambles Ltd.	8,033	69,567

IT Services - 5.1%
Amadeus IT Group SA*	1,490	93,613

Marine - 18.1%
AP Moller - Maersk A/S, Class B	26	60,630
COSCO SHIPPING Holdings Co. Ltd., Class H	16,359	16,965
Evergreen Marine Corp. Taiwan Ltd.	7,923	40,825
HMM Co. Ltd.*	1,919	32,702
Kawasaki Kisen Kaisha Ltd.(b)	1,424	34,147
Kuehne + Nagel International AG (Registered)	292	74,717
Matson, Inc.	175	11,639
SITC International Holdings Co. Ltd.	7,159	14,957
Wan Hai Lines Ltd.	7,747	20,238
Yang Ming Marine Transport Corp.	12,751	27,034
		333,854
Road & Rail - 34.1%
Aurizon Holdings Ltd.	9,841	21,919
Canadian Pacific Railway Ltd.	982	74,580
Container Corp. of India Ltd.	1,563	11,165
CSX Corp.	2,521	76,865
Full Truck Alliance Co. Ltd., ADR*	5,160	36,120
Knight-Swift Transportation Holdings, Inc.	869	49,394
Landstar System, Inc.	186	33,627
Old Dominion Freight Line, Inc.	267	90,582
Rumo SA	6,931	23,777
Saia, Inc.*	149	40,360
TFI International, Inc.	428	52,229
Union Pacific Corp.	376	77,937
Werner Enterprises, Inc.	330	15,329
XPO, Inc.*	637	21,250
		625,134
Transportation Infrastructure - 2.0%
Getlink SE	2,164	36,450

TOTAL COMMON STOCKS (Cost $1,926,839)		1,830,907

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $1,714)	1,714	1,714

Total Investments - 99.7% (Cost $1,928,553)		1,832,621
Other assets less liabilities - 0.3%		6,013
Net Assets - 100.0%		1,838,634

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $34,148, collateralized in the form of cash with a value of $1,714 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $34,174 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 7.63%, and maturity dates ranging from March 15, 2023 – May 15, 2052. The total value of collateral is $35,888.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $1,714.

Supply Chain Logistics ETF
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	41.9%
Denmark	8.3%
China	7.7%
Canada	6.9%
Japan	5.6%
Spain	5.1%
Australia	5.0%
Taiwan	4.8%
Germany	4.6%
Switzerland	4.0%
France	2.0%
South Korea	1.8%
Brazil	1.3%
India	0.6%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

FEBRUARY 28, 2023 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2023, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 4%, dated 02/28/2023 due 03/01/2023(a)	Bank of America Securities, Inc., 4.52%, dated 02/28/2023 due 03/01/2023(b)	Barclays Capital, Inc., 4.5%, dated 02/28/2023 due 03/01/2023(c)	BNP Paribas Securities Corp., 3.95%, dated 02/28/2023 due 03/01/2023(d)	BNP Paribas Securities Corp., 4.52%, dated 02/28/2023 due 03/01/2023(e)	ING Financial Markets LLC, 4.53%, dated 02/28/2023 due 03/01/2023(f)	Total
Decline of the Retail Store ETF	$569,065	$113,813	$1,146,374	$341,440	$4,893,971	$2,469,749	$9,534,412
DJ Brookfield Global Infrastructure ETF	36,072	7,214	72,667	21,643	310,224	156,555	604,375
Equities for Rising Rates ETF	2,562	512	5,160	1,537	22,030	11,117	42,918
Global Listed Private Equity ETF	3,148	630	6,341	1,889	27,068	13,660	52,736
Hedge Replication ETF	380,176	76,036	765,857	228,106	3,269,515	1,649,965	6,369,655
High Yield-Interest Rate Hedged	113,562	22,713	228,769	68,138	976,640	492,862	1,902,684
Inflation Expectations ETF	2,505,461	501,092	5,047,202	1,503,276	21,546,963	10,873,700	41,977,694
Investment Grade-Interest Rate Hedged	583,018	116,604	1,174,481	349,811	5,013,962	2,530,302	9,768,178
K-1 Free Crude Oil Strategy ETF	4,466,717	893,343	8,998,114	2,680,029	38,413,764	19,385,550	74,837,517
Large Cap Core Plus	329,110	65,821	662,985	197,465	2,830,343	1,428,336	5,514,060
Long Online/Short Stores ETF	46,352	9,271	93,375	27,811	398,625	201,166	776,600
Merger ETF	360,323	72,064	725,864	216,194	3,098,778	1,563,801	6,037,024
MSCI EAFE Dividend Growers ETF	11,189	2,238	22,540	6,713	96,223	48,559	187,462
MSCI Emerging Markets Dividend Growers ETF	17,005	3,401	34,258	10,203	146,247	73,803	284,917
MSCI Europe Dividend Growers ETF	1,046	209	2,107	627	8,991	4,537	17,517
MSCI Transformational Changes ETF	3,822	764	7,699	2,293	32,868	16,588	64,034
Nasdaq-100 Dorsey Wright Momentum ETF	1,379	276	2,778	828	11,860	5,984	23,105
Online Retail ETF	3,619	724	7,291	2,172	31,127	15,708	60,641
Pet Care ETF	12,070	2,414	24,313	7,242	103,798	52,382	202,219
Russell 2000 Dividend Growers ETF	78,213	15,643	157,558	46,927	672,630	339,443	1,310,414
Russell U.S. Dividend Growers ETF	290	58	583	174	2,490	1,257	4,852
S&P 500® Bond ETF	5,253	1,051	10,581	3,152	45,171	22,795	88,003
S&P 500® Dividend Aristocrats ETF	345,537	69,107	696,078	207,322	2,971,620	1,499,632	5,789,296
S&P 500® Ex-Energy ETF	2,200	440	4,432	1,320	18,917	9,547	36,856
S&P 500® Ex-Financials ETF	488	98	984	293	4,199	2,120	8,182
S&P 500® Ex-Health Care ETF	423	85	853	254	3,638	1,835	7,088
S&P 500® Ex-Technology ETF	731	145	1,474	439	6,290	3,174	12,253
S&P MidCap 400® Dividend Aristocrats ETF	137,586	27,517	277,163	82,551	1,183,233	597,119	2,305,169
S&P Technology Dividend Aristocrats ETF	2,917	583	5,876	1,749	25,083	12,658	48,866
	$10,019,334	$2,003,866	$20,183,757	$6,011,598	$86,166,268	$43,483,904	$167,868,727

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2023 as follows:

(a)	U.S. Treasury Notes, 1.75 to 4%, due 12/31/2024 to 2/29/2028, which had an aggregate value at the Trust level of $255,000,006.

(b)	U.S. Treasury Notes, 1.88%, due 2/15/2032, which had an aggregate value at the Trust level of $51,000,020.

(c)	U.S. Treasury Bonds, 1.75% to 2.88%, due 8/15/2041 to 5/15/2052; U.S. Treasury Notes, 0.38%, due 8/15/2024, which had an aggregate value at the Trust level of $513,692,665.

(d)	U.S. Treasury Bills, 0%, due 3/9/2023 to 10/5/2023; U.S. Treasury Bonds, 0% to 2.88%, due 11/15/2025 to 2/15/2052; U.S. Treasury Notes, 0.13% to 4%, due 7/31/2023 to 2/29/2028, which had an aggregate value at the Trust level of $153,000,000.

(e)	U.S. Treasury Bonds, 0% to 6.75%, due 8/15/2023 to 5/15/2052; U.S. Treasury Notes, 0.13 % to 4.63%, due 3/31/2023 to 7/15/2030, which had an aggregate value at the Trust level of $2,193,000,000.

(f)	Federal Farm Credit Bank, 0%, due 4/3/2023 to 5/24/2023; Federal Home Loan Bank, 0.50% to 4.61%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 4/25/2023 to 1/25/2024; U.S. Treasury Bonds, 0.75% to 5.38%, due 1/15/2027 to 5/15/2051; U.S. Treasury Notes, 0.13% to 3.88%, due 9/15/2023 to 5/15/2032, which had an aggregate value at the Trust level of $1,106,700,759.